UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2018—November 30, 2019

Item 1: Reports to Shareholders

Annual Report | November 30, 2019 Vanguard California Tax-Exempt Funds

Vanguard California Municipal Money Market Fund

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard California Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	7
California Municipal Money Market Fund	9
California Intermediate-Term Tax-Exempt Fund	33
California Long-Term Tax-Exempt Fund	196

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

December 17, 2019

1

Your Fund’s Performance at a Glance

●   For the 12 months ended November 30, 2019, Vanguard California Intermediate-Term Tax-Exempt Fund returned 7.69% for Admiral Shares. Vanguard California Long-Term Tax-Exempt Fund returned 9.63% for Admiral Shares. Both funds outpaced their benchmark indexes.

●   Vanguard California Municipal Money Market Fund returned 1.29%.

●   There was a marked shift in global monetary policy during the period. Faced with slowing growth and intensifying trade disputes, many central banks turned more accommodative. After raising its target for short-term interest rates four times in 2018, the U.S. Federal Reserve cut rates three times in 2019 and ended its balance-sheet tapering. Bond yields fell and prices rose, including those of municipal issues.

●   The two bond funds’ average duration (a measure of the price sensitivity of their holdings to movements in interest rates) was significantly longer at times than their benchmarks’. That stance accounted for much of the funds’ relative outperformance.

●   The advisor lengthened the money market fund’s weighted average maturity in the latter part of the fiscal year. This added value as yields didn’t decline as much as the market had anticipated.

Market Barometer

	Average Annual Total Returns
	Periods Ended November 30, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	14.67%	10.80%
Russell 2000 Index (Small-caps)	7.51	8.57	8.22
Russell 3000 Index (Broad U.S. market)	15.49	14.22	10.61
FTSE All-World ex US Index (International)	11.50	9.39	4.20

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	10.79%	4.10%	3.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	8.49	5.02	3.57
FTSE Three-Month U.S. Treasury Bill Index	2.31	1.61	1.01

CPI
Consumer Price Index	2.05%	2.14%	1.72%

2

Advisor’s Report

For the 12 months ended November 30, 2019, Vanguard California Intermediate-Term Tax-Exempt Fund returned 7.61% for Investor Shares and 7.69% for Admiral Shares. Vanguard California Long-Term Tax-Exempt Fund returned 9.54% for Investor Shares and 9.63% for Admiral Shares. Both funds outpaced their benchmark indexes. Vanguard California Municipal Money Market Fund returned 1.29%.

As municipal bond prices rose, the bond funds’ 30-day SEC yields declined. The yield fell 112 basis points to 1.38% for the Intermediate-Term Fund and dropped 123 basis points to 1.71% for the Long-Term Fund. (Yields cited here are for Investor Shares; a basis point is one-hundredth of a percentage point.) The Money Market Fund’s 7-day SEC yield slipped 0.59 basis points to 0.90%.

Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax. During the fiscal year, only the Money Market Fund owned such securities.

The investment environment

The financial markets were driven largely by shifts in the outlook for global growth and monetary policy during the year. Further signs of a global slowdown and tepid inflation at the start of 2019 led to a pivot in monetary policy across much of the world as major central banks took a more accommodative stance. After one interest rate hike in December, the Federal Reserve went on to cut rates three times in 2019. Those cuts, the first in more than a decade, were justified by policymakers as “insurance,” meant to cushion the effects of trade policies and prolong an economic expansion already in its 11th year.

Yields of Tax-Exempt Municipal Securities

(National Averages, AAA-Rated General Obligation Issues)

	November 30,	November 30,
Maturity	2018	2019
2 years	1.98%	1.10%
5 years	2.16	1.17
10 years	2.55	1.50
30 years	3.27	2.13

Source: Vanguard.

3

The country’s gross domestic product, the broadest measure of economic activity, expanded at an annual rate of about 3% after adjusting for inflation in the first quarter of 2019. However, its pace of growth then slowed amid the fading effects of tax cuts, weaker business confidence, and trade disputes. Inflation remained tame. The labor market in the United States was robust, even as the pace of job creation eased a little. The unemployment rate continued to trend lower, falling to 3.5% by the end of the period, which helped keep consumers spending.

A strong economy bolstered California’s creditworthiness from both a state and local standpoint, downgrades for a few school districts aside. That overall improvement was reflected in upgrades from some credit ratings agencies. The state’s fiscal year 2020 budget, which remained conservative under recently elected Governor Gavin Newsom, was passed on time. It is expected to generate a surplus even with further contributions to the state’s “rainy day” budget stabilization account slated to increase to $16.5 billion.

Wildfires were front and center again this year. California always seems to be going through a cycle of drought, fire, flood, and mudslides, but we are well-positioned against those risks. While they are devastating from a human perspective, the recovery almost always outpaces the setback from an economic standpoint.

Demand for California munis was strong, particularly among individual investors, thanks to the reduction in the state and local tax deduction passed as part of the 2017 federal tax reform legislation. The market easily absorbed an increase in issuance spurred in part by a drop in rates that encouraged municipalities to pre-refund tax-exempt securities by issuing taxable securities.

Municipal bonds largely took their cues from U.S. Treasuries, whose yields fell across the maturity spectrum. The average yield of U.S. 2-year AAA-rated general obligation issues slipped 88 basis points to 1.10% by the end of the fiscal year. The comparable 10-year yield dropped 105 basis points to 1.50%.

Management of the funds

We strive to add value through a mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs objective, independent bond analyses. Our investment process relies on robust risk management to monitor the funds’ positioning.

4

The Long-Term Fund’s duration (a measure in years of a portfolio’s sensitivity to changes in interest rates) is structurally longer than that of its benchmark, which includes bonds of all maturities. That was the primary driver of its relative outperformance during this period of falling rates.

The Intermediate-Term Fund’s duration was also longer than that of its benchmark in the first part of the fiscal year, which helped relative performance. However, it shortened as yields fell and more callable bonds in the portfolio began to be redeemed before maturity.

We maintained a tilt toward longer-term maturities in both bond funds, which helped as yields fell. For the 12 months, the average return for California municipal bonds maturing in 5 to 10 years was 7.25%, compared with 11.30% for those maturing in 20 to 30 years, as measured by the Bloomberg Barclays California Municipal Bond Index.

Security selection in a number of areas, notably health care, helped performance. For the money market fund, we lengthened the weighted average maturity in the latter part of the period. This added value by locking in higher yields before the impact of future Fed rate cuts were priced into the market.

The outlook

Global growth is set to keep softening, owing in part to trade tensions and policy uncertainty. The U.S. economy may slow to a pace of around 1% in 2020 after adjusting for inflation, below its normal trend growth of around 2%.

Other major economies are expected to decelerate as well. China, the world’s second-largest economy, is likely to grow at about 5.8% in 2020—but that figure could be markedly lower without further stimulus. In the euro area, growth may stay below trend, at about 1%, given recent indications that manufacturing weakness is spilling over into supply chains and the service sector. This scenario, along with modest wage gains and structural factors such as technology advancements and globalization, is unlikely to fuel a surge in consumer prices.

The prospect of slowing growth and tame inflation will probably elicit more monetary easing by major central banks. The Fed cut rates by 75 basis points in 2019. We believe it may well make further reductions depending on what happens with trade tariffs and the shape of the yield curve. Other central banks stand ready as well to provide further monetary support; fiscal stimulus is also under consideration, particularly in Germany and China.

5

We expect to see periods of turbulence in the global economy in the year ahead. Based on that outlook and the fact that rates are low and credit spreads tight, we are positioned going into the new fiscal year with plenty of dry powder on hand. This will allow us to take advantage of price dislocations as they arise.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the funds’ performance.

Paul M. Malloy, CFA, Principal,

Head of Municipal Bond Group

John M. Carbone, Principal,

Portfolio Manager

James M. D’Arcy, CFA, Portfolio Manager

Adam Ferguson, CFA, Portfolio Manager

Vanguard Fixed Income Group

December 19, 2019

6

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

7

Six Months Ended November 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2019	11/30/2019	Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,005.76	$0.80
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,021.36	$0.86
Admiral™ Shares	1,000.00	1,021.77	0.46
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,027.48	$0.86
Admiral Shares	1,000.00	1,027.89	0.46
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Municipal Money Market Fund, 0.16%; for the California Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

8

California Municipal Money Market Fund

Distribution by Issuer

As of November 30, 2019

Tax-Exempt Securities	100.0%

9

California Municipal Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2019

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
California (99.8%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Computer History Museum) VRDO	1.090%	12/6/19	LOC	7,000	7,000
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Lakeside Village Apartments) VRDO	0.790%	12/6/19	LOC	9,560	9,560
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Public Policy Institute) VRDO	0.890%	12/6/19	LOC	12,705	12,705
1	Agency Enhanced Affordable Housing Trust CA TOB VRDO	1.200%	12/6/19		50,000	50,000
1	Alameda CA Unified School District TOB VRDO	1.150%	12/6/19		4,000	4,000
	Alameda County CA CP	1.300%	12/5/19	LOC	18,600	18,600
1	Anaheim CA Elementary School District GO TOB VRDO	1.080%	12/6/19		7,520	7,520
	Anaheim CA Housing Finance Agency Home Mortgage Revenue VRDO	1.050%	12/6/19	LOC	5,485	5,485
1	Bay Area CA Toll Authority Toll Bridge Revenue TOB VRDO	1.100%	12/6/19		2,670	2,670
	Bay Area CA Toll Authority Toll Bridge Revenue VRDO	0.700%	12/6/19	LOC	6,300	6,300
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.080%	12/6/19		10,440	10,440
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.100%	12/6/19		6,060	6,060
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) VRDO	0.700%	12/6/19	LOC	23,150	23,150
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) VRDO	0.750%	12/6/19	LOC	10,970	10,970
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) VRDO	0.790%	12/6/19	LOC	10,000	10,000
1	Beverly Hills CA Public Financing Authority Water Revenue VRDO	1.100%	12/6/19		4,580	4,580
	Big Bear Lake CA Industrial Revenue (Southwest Gas Corp. Project) VRDO	1.110%	12/6/19	LOC	15,725	15,725
1	BlackRock MuniYield California Fund, Inc. VRDP VRDO	1.190%	12/6/19	LOC	45,800	45,800

10

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	BlackRock MuniYield California Quality Fund, Inc. VRDP VRDO	1.190%	12/6/19	LOC	154,100	154,100
1	Burbank CA Unified School District GO TOB VRDO	1.070%	12/6/19		5,520	5,520
1	California Agency Enhanced Affordable Housing Trust Revenue TOB VRDO	1.200%	12/6/19		33,800	33,800
1	California Agency Enhanced Affordable Housing Trust Revenue TOB VRDO	1.300%	12/6/19		32,180	32,180
1	California Coast Community College District GO TOB VRDO	1.100%	12/6/19		5,705	5,705
	California Department of Water Resources Power Supply Revenue	5.000%	5/1/20		10,855	11,036
1	California Department of Water Resources Water System Revenue (Central Valley Project) TOB VRDO	1.060%	12/6/19	(Prere.)	9,620	9,620
	California Department of Water Resources Water System Revenue CP	1.100%	12/4/19		28,598	28,598
	California Department of Water Resources Water System Revenue CP	1.120%	12/5/19		15,243	15,243
	California Department of Water Resources Water System Revenue CP	1.170%	12/6/19		3,899	3,899
	California Department of Water Resources Water System Revenue CP	1.020%	12/10/19		43,852	43,852
	California Department of Water Resources Water System Revenue CP	1.000%	12/16/19		2,241	2,241
	California Department of Water Resources Water System Revenue CP	1.070%	12/20/19		5,916	5,916
	California Department of Water Resources Water System Revenue CP	1.030%	1/6/20		8,627	8,627
	California Department of Water Resources Water System Revenue CP	1.080%	1/7/20		8,398	8,398
	California Department of Water Resources Water System Revenue CP	1.020%	1/10/20		4,956	4,956
	California Educational Facilities Authority Revenue (Stanford Hospital) CP	1.270%	1/3/20		13,000	13,000
2	California Educational Facilities Authority Revenue (Stanford Hospital) CP	1.320%	4/3/20		42,050	42,050
	California Educational Facilities Authority Revenue (Stanford University) CP	1.130%	1/27/20		37,950	37,950
	California Educational Facilities Authority Revenue (Stanford University) CP	1.130%	1/27/20		1,200	1,200
	California Educational Facilities Authority Revenue (Stanford University) CP	1.320%	2/28/20		49,500	49,500
	California Educational Facilities Authority Revenue (Stanford University) CP	1.320%	3/10/20		50,000	50,000
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.060%	12/6/19		8,000	8,000
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.080%	12/6/19		10,000	10,000
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.130%	12/6/19		3,000	3,000
1	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	1.130%	12/6/19		3,590	3,590

11

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	California Educational Facilities Authority Revenue (Stanford University) VRDO	0.790%	12/6/19		2,700	2,700
	California GO	5.000%	12/1/19		2,975	2,975
	California GO	5.000%	8/1/20		23,090	23,684
	California GO CP	1.240%	12/6/19	LOC	10,945	10,945
	California GO CP	1.090%	1/16/20	LOC	18,000	18,000
	California GO CP	1.100%	1/16/20	LOC	7,500	7,500
	California GO CP	1.050%	1/22/20	LOC	16,500	16,500
	California GO CP	1.050%	2/3/20	LOC	5,610	5,610
	California GO CP	1.050%	2/4/20	LOC	24,435	24,435
	California GO CP	1.080%	2/4/20	LOC	25,000	25,000
	California GO CP	1.040%	2/5/20	LOC	14,000	14,000
	California GO CP	1.090%	2/12/20	LOC	21,675	21,675
	California GO CP	1.120%	2/12/20	LOC	18,000	18,000
	California GO CP	1.100%	2/13/20	LOC	10,000	10,000
	California GO CP A4	1.070%	1/7/20	LOC	8,985	8,985
	California GO CP A4	1.110%	1/29/20	LOC	10,000	10,000
	California GO CP A6	1.050%	1/3/20	LOC	34,120	34,120
	California GO CP A7	1.070%	2/6/20	LOC	24,500	24,500
1	California GO TOB VRDO	1.060%	12/6/19		8,365	8,365
1	California GO TOB VRDO	1.060%	12/6/19		5,300	5,300
1	California GO TOB VRDO	1.060%	12/6/19		50,925	50,925
1	California GO TOB VRDO	1.060%	12/6/19		7,600	7,600
1	California GO TOB VRDO	1.060%	12/6/19		26,835	26,835
1	California GO TOB VRDO	1.080%	12/6/19		3,000	3,000
1	California GO TOB VRDO	1.080%	12/6/19		2,220	2,220
1	California GO TOB VRDO	1.100%	12/6/19		3,375	3,375
1	California GO TOB VRDO	1.100%	12/6/19	LOC	9,000	9,000
1	California GO TOB VRDO	1.100%	12/6/19	LOC	5,000	5,000
1	California GO TOB VRDO	1.110%	12/6/19		2,770	2,770
1	California GO TOB VRDO	1.110%	12/6/19		3,335	3,335
1	California GO TOB VRDO	1.110%	12/6/19		4,500	4,500
	California GO VRDO	0.650%	12/2/19	LOC	9,655	9,655
	California GO VRDO	0.600%	12/6/19	LOC	9,515	9,515
	California GO VRDO	0.660%	12/6/19	LOC	20,320	20,320
	California GO VRDO	0.770%	12/6/19	LOC	40,570	40,570
	California GO VRDO	0.800%	12/6/19	LOC	20,000	20,000
1	California GO VRDO	1.100%	12/6/19	LOC	2,825	2,825
1	California GO VRDO	1.100%	12/6/19	(4)LOC	5,005	5,005
1	California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) TOB VRDO	1.100%	12/6/19		2,295	2,295
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) VRDO	0.630%	12/2/19	LOC	955	955
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) VRDO	0.630%	12/2/19	LOC	9,685	9,685
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	0.750%	12/6/19	LOC	10,585	10,585
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	0.850%	12/6/19	LOC	30,095	30,095

12

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County) VRDO	0.750%	12/6/19	LOC	37,100	37,100
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County) VRDO	0.750%	12/6/19	LOC	19,485	19,485
1,2	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.150%	1.250%	5/1/20	LOC	2,500	2,500
1	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB VRDO	1.100%	12/6/19		18,040	18,040
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.330%	12/3/19		3,400	3,400
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.070%	3/11/20		9,600	9,600
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.300%	4/7/20		19,320	19,320
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.300%	4/7/20		28,890	28,890
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.270%	4/8/20		28,165	28,165
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.130%	12/6/19		6,665	6,665
	California Health Facilities Financing Authority Revenue (Memorial Health Services) VRDO	0.750%	12/6/19		11,600	11,600
	California Health Facilities Financing Authority Revenue (Memorial Health Services) VRDO	0.750%	12/6/19		17,410	17,410
	California Health Facilities Financing Authority Revenue (Scripps Health) VRDO	0.770%	12/6/19		44,025	44,025
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.060%	12/6/19		5,203	5,202
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.080%	12/6/19		3,100	3,100
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.080%	12/6/19		2,305	2,305
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.100%	12/6/19		11,890	11,890
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.110%	12/6/19		3,750	3,750
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.110%	12/6/19		14,305	14,305
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.110%	12/6/19		1,500	1,500
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.120%	12/6/19		9,715	9,715
1	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	1.120%	12/6/19		250	250
1	California Infrastructure & Economic Development Bank Revenue TOB VRDO	1.100%	12/6/19		5,915	5,915
1	California Infrastructure & Economic Development Bank Revenue TOB VRDO	1.120%	12/6/19		6,970	6,970

13

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Municipal Finance Authority Multifamily Housing Revenue (Garden Brook Senior Village) VRDO	0.830%	12/6/19	LOC	8,060	8,060
	California Municipal Finance Authority Recovery Zone Revenue (Chevron USA Inc. Project) VRDO	0.830%	12/2/19		56,940	56,940
1	California Municipal Finance Authority Revenue (LAX Integrated Express Solutions LLC) TOB VRDO	1.170%	12/6/19	LOC	3,740	3,740
	California Pollution Control Financing Authority Revenue (ExxonMobil Project) VRDO	1.000%	12/2/19		1,645	1,645
	California Pollution Control Financing Authority Revenue (Recology Inc.) VRDO	1.120%	12/6/19	LOC	19,750	19,750
1	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) TOB VRDO	1.060%	12/6/19		3,750	3,750
	California School Cash Reserve Program Authority TRAN	2.000%	5/29/20		5,000	5,020
	California School Cash Reserve Program Authority TRAN	2.000%	6/30/20		6,895	6,928
	California State University Institute CP	1.200%	12/3/19	LOC	4,125	4,125
	California State University Institute CP	1.200%	12/3/19		15,000	15,000
	California State University Institute CP	1.220%	12/3/19	LOC	5,000	5,000
	California State University Institute CP	1.280%	1/7/20	LOC	2,300	2,300
	California State University Institute CP	1.300%	1/7/20	LOC	11,835	11,835
	California State University Institute CP	1.150%	2/4/20	LOC	2,900	2,900
1	California State University Revenue TOB VRDO	1.100%	12/6/19		2,240	2,240
1	California State University Systemwide Revenue TOB VRDO	1.080%	12/6/19		7,160	7,160
	California Statewide Communities Development Authority (Rady Children’s Hospital) VRDO	0.630%	12/2/19	LOC	26,545	26,545
	California Statewide Communities Development Authority (Rady Children’s Hospital) VRDO	0.640%	12/2/19	LOC	14,900	14,900
	California Statewide Communities Development Authority Multifamily Housing Revenue (Bay Vista at Meadow Park LP) VRDO	1.140%	12/6/19	LOC	29,320	29,320
	California Statewide Communities Development Authority Multifamily Housing Revenue (Crossing Senior Apartments) VRDO	1.130%	12/6/19	LOC	11,285	11,285
	California Statewide Communities Development Authority Multifamily Housing Revenue (Ridgeway Apartments) VRDO	0.790%	12/6/19	LOC	26,240	26,240
	California Statewide Communities Development Authority Multifamily Housing Revenue (Steadfast River Run LP) VRDO	1.130%	12/6/19	LOC	13,005	13,005
	California Statewide Communities Development Authority Multifamily Housing Revenue (Wilshire Court Project) VRDO	1.130%	12/6/19	LOC	11,900	11,900

14

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Statewide Communities Development Authority Multifamily Revenue VRDO	1.030%	12/2/19	LOC	9,900	9,900
1	California Statewide Communities Development Authority Revenue (FC Metropolitan Lofts Associates LP) TOB VRDO	1.200%	12/6/19	LOC	25,875	25,875
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.350%	12/3/19		8,000	8,000
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.330%	12/5/19		8,000	8,000
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.300%	2/11/20		8,000	8,000
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.060%	2/12/20		21,865	21,865
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.330%	12/3/19		11,000	11,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.330%	12/3/19		21,090	21,090
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.340%	12/4/19		18,000	18,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.340%	12/4/19		17,000	17,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.340%	12/4/19		30,000	30,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.330%	12/5/19		30,000	30,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.330%	12/5/19		25,000	25,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.350%	1/8/20		38,000	38,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.300%	2/4/20		25,000	25,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.310%	2/5/20		7,600	7,600
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.330%	2/5/20		33,750	33,750

15

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.300%	2/11/20		40,000	40,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.260%	3/3/20		16,250	16,250
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.220%	3/4/20		4,790	4,790
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.070%	3/11/20		29,500	29,500
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.250%	4/1/20		2,000	2,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.250%	4/1/20		4,000	4,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.300%	4/7/20		8,500	8,500
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.270%	4/8/20		5,200	5,200
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.250%	4/9/20		15,000	15,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.250%	4/14/20		28,000	28,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.250%	4/14/20		8,600	8,600
1	California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	1.100%	12/6/19		3,330	3,330
1	California Statewide Communities Development Authority Revenue (Trinity Health) TOB VRDO	1.060%	12/6/19		2,175	2,175
	California Statewide Communities Development Authority Revenue (Western University of Health Sciences) VRDO	0.840%	12/6/19	LOC	10,000	10,000
1	Campbell Union High School District CA GO TOB VRDO	1.100%	12/6/19		9,000	9,000
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/20		1,625	1,657
1	Coast Community College District CA GO TOB VRDO	1.100%	12/6/19	LOC	5,000	5,000
	Contra Costa CA Municipal Water District Revenue (Extendible) CP	1.150%	8/9/20		17,000	17,000
1	Corona-Norco Unified School District CA GO TOB VRDO	1.100%	12/6/19	LOC	4,315	4,315
1	Desert CA Community College District GO TOB VRDO	1.070%	12/6/19		6,000	6,000

16

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1,2	Dublin CA Unified School District GO TOB PUT	0.900%	12/2/19		32,730	32,730
	East Bay CA Municipal Utility District Water System Revenue CP	1.320%	12/4/19		9,000	9,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.340%	12/4/19		21,700	21,700
	East Bay CA Municipal Utility District Water System Revenue CP	1.320%	1/2/20		20,000	20,000
	East Bay CA Municipal Utility District Water System Revenue CP	1.120%	1/8/20		23,400	23,400
1	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	1.060%	12/6/19		6,775	6,775
1	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	1.100%	12/6/19	(Prere.)	10,445	10,445
1	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	1.110%	12/6/19		2,500	2,500
	Eastern California Municipal Water District Water & Wastewater Revenue VRDO	0.740%	12/6/19		10,205	10,205
	Eastern California Municipal Water District Water & Wastewater Revenue VRDO	0.830%	12/6/19		2,300	2,300
1	Eastern Municipal Water District CA Financing Authority TOB VRDO	1.120%	12/6/19		9,000	9,000
1	Elk Grove CA Unified School District GO TOB VRDO	0.900%	12/2/19		3,355	3,355
1	Elk Grove CA Unified School District GO TOB VRDO	1.080%	12/6/19		3,370	3,370
1	Elk Grove CA Unified School District GO TOB VRDO	1.110%	12/6/19		2,120	2,120
	Escondido CA Community Development Multifamily Revenue (Heritage Park Apartments) VRDO	1.050%	12/6/19	LOC	4,250	4,250
1	Fairfield CA COP TOB VRDO	1.200%	12/6/19	(10)	2,250	2,250
1,3	FHLMC Multifamily Certificate TOB VRDO	1.200%	12/6/19		100,000	100,000
1	Folsom Cordova CA Unified School District School Facilities Improvement District No. 5 TOB VRDO	1.060%	12/6/19		3,750	3,750
1	Foothill-Eastern CA Transportation Corridor Agency Revenue TOB VRDO	1.140%	12/6/19	LOC	1,110	1,110
1	Fremont CA Union High School District TOB VRDO	1.100%	12/6/19		3,425	3,425
1	Gilroy CA Unified School District GO TOB VRDO	1.110%	12/6/19		2,000	2,000
1	Hartnell CA Community College GO TOB VRDO	1.120%	12/6/19		1,245	1,245
1	Hayward CA Area Recreation & Park District GO TOB VRDO	1.120%	12/6/19		5,000	5,000
1	Huntington Beach CA City School District GO TOB VRDO	0.900%	12/2/19		8,990	8,990
1	Imperial CA Irrigation District Electric Revenue TOB VRDO	1.100%	12/6/19		3,590	3,590
	Irvine CA Public Facilities & Infrastructure Authority Assessment Revenue VRDO	0.650%	12/2/19	LOC	2,816	2,816

17

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	Irvine CA Ranch Water District Revenue PUT, SIFMA Municipal Swap Index Yield -0.010%	1.090%	12/5/19		14,400	14,400
2	Irvine CA Ranch Water District Revenue PUT, SIFMA Municipal Swap Index Yield - 0.010%	1.090%	12/5/19		15,400	15,400
	Irvine CA Ranch Water District Revenue VRDO	0.630%	12/2/19	LOC	7,735	7,735
	Irvine CA Reassessment District No. 05-21 Improvement Revenue VRDO	0.650%	12/2/19	LOC	5,100	5,100
	Irvine CA Reassessment District No. 85-7A Improvement Revenue VRDO	0.650%	12/2/19	LOC	4,800	4,800
1	Irvine Ranch CA Water District COP TOB VRDO	1.100%	12/6/19		3,220	3,220
	Kings County CA Housing Authority (Edgewater Isle Apartments) Revenue VRDO	0.910%	12/6/19	LOC	10,900	10,900
	Livermore CA Redevelopment Agency Multi-Family Housing Revenue (Richards Manor) VRDO	1.050%	12/6/19	LOC	4,770	4,770
1	Long Beach CA Community College District GO TOB VRDO	1.080%	12/6/19		5,051	5,051
1	Long Beach CA Harbor Revenue TOB VRDO	1.060%	12/6/19		4,000	4,000
1	Long Beach CA Harbor Revenue TOB VRDO	1.080%	12/6/19		3,750	3,750
1	Long Beach CA Unified School District GO TOB VRDO	1.120%	12/6/19		2,500	2,500
1	Long Beach CA Unified School District GO TOB VRDO	1.120%	12/6/19		21,060	21,060
1	Los Angeles CA Community College District TOB VRDO	1.110%	12/6/19		3,750	3,750
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.080%	12/6/19		3,700	3,700
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.080%	12/6/19		7,500	7,500
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.120%	12/6/19		6,455	6,455
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.130%	12/6/19		2,500	2,500
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.150%	12/6/19		3,970	3,970
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.160%	12/6/19		5,020	5,020
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.160%	12/6/19		6,665	6,665
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.160%	12/6/19		7,545	7,545
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.160%	12/6/19		5,200	5,200
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.160%	12/6/19		2,940	2,940
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.160%	12/6/19		4,720	4,720
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.090%	12/6/19		12,060	12,060

18

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.150%	12/6/19		2,500	2,500
1	Los Angeles CA Department of Airports TOB VRDO	1.150%	12/6/19		6,520	6,520
1	Los Angeles CA Department of Airports TOB VRDO	1.160%	12/6/19		2,125	2,125
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/20		1,000	1,023
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.060%	12/6/19		7,310	7,310
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.060%	12/6/19		1,150	1,150
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.100%	12/6/19		7,590	7,590
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.100%	12/6/19		7,500	7,500
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.130%	12/6/19		10,900	10,900
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.130%	12/6/19		2,000	2,000
	Los Angeles CA Department of Water & Power Revenue VRDO	0.640%	12/2/19		12,940	12,940
	Los Angeles CA Department of Water & Power Revenue VRDO	0.640%	12/2/19		41,200	41,200
	Los Angeles CA Department of Water & Power Revenue VRDO	0.650%	12/2/19		8,800	8,800
	Los Angeles CA Department of Water & Power Revenue VRDO	0.670%	12/2/19		14,100	14,100
	Los Angeles CA Department of Water & Power Revenue VRDO	0.670%	12/2/19		900	900
	Los Angeles CA Department of Water & Power Revenue VRDO	0.730%	12/2/19		25,500	25,500
	Los Angeles CA Department of Water & Power Revenue VRDO	0.730%	12/6/19		10,650	10,650
	Los Angeles CA Department of Water & Power Revenue VRDO	0.730%	12/6/19		23,500	23,500
	Los Angeles CA Department of Water & Power Revenue VRDO	0.730%	12/6/19		10,000	10,000
1	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	1.100%	12/6/19		9,400	9,400
1	Los Angeles CA Harbor Department Revenue TOB VRDO	1.080%	12/6/19		1,875	1,875
1	Los Angeles CA Harbor Department Revenue TOB VRDO	1.150%	12/6/19		2,220	2,220
1	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue TOB VRDO	1.100%	12/6/19	LOC	12,500	12,500
	Los Angeles CA TRAN	5.000%	6/25/20		234,765	239,780
1,2	Los Angeles CA Wastewater System Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.150%	1.250%	12/2/19	LOC	5,000	5,000
	Los Angeles CA Wastewater System Revenue VRDO	0.710%	12/6/19	LOC	33,920	33,920
	Los Angeles County CA Capital Asset Leasing Corp. CP	1.050%	2/4/20	LOC	19,440	19,440

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles County CA Capital Asset Leasing Corp. CP	1.050%	2/4/20	LOC	19,500	19,500
	Los Angeles County CA Capital Asset Leasing Corp. Lease Revenue CP	1.060%	1/7/20	LOC	5,950	5,950
	Los Angeles County CA Capital Asset Leasing Corp. Lease Revenue CP	1.050%	2/4/20	LOC	34,800	34,800
	Los Angeles County CA TRAN	5.000%	6/30/20		76,000	77,639
1	Los Angeles CA Department of Airports Revenue TOB VRDO	1.150%	12/6/19		2,245	2,245
1	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	1.060%	12/6/19		4,800	4,800
1	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	1.060%	12/6/19		3,665	3,665
	Los Angeles CA International Airport Revenue CP	1.230%	12/2/19	LOC	7,317	7,317
	Los Angeles CA International Airport Revenue CP	1.220%	12/4/19	LOC	17,000	17,000
	Los Angeles CA International Airport Revenue CP	1.090%	3/3/20	LOC	12,074	12,074
	Los Angeles CA International Airport Revenue CP	1.070%	3/13/20	LOC	5,000	5,000
	Los Angeles CA Metro Trans Tax Revenue CP	1.320%	12/4/19	LOC	11,467	11,467
1	Lucia Mar CA Unified School District GO TOB VRDO	1.110%	12/6/19		4,990	4,990
1	Madera CA Unified School District GO TOB VRDO	1.070%	12/6/19		6,400	6,400
	Manteca CA Redevelopment Agency Tax Allocation Revenue VRDO	0.800%	12/2/19	LOC	17,930	17,930
1	Marin CA Community College District GO VRDO	1.100%	12/6/19	LOC	3,125	3,125
1	Marin CA Healthcare District GO TOB VRDO	1.100%	12/6/19		5,585	5,585
1	Marin CA Healthcare District GO TOB VRDO	1.110%	12/6/19		1,600	1,600
1	Marin CA Healthcare District GO TOB VRDO	1.120%	12/6/19		5,235	5,235
1	Marin CA Water District Financing Authority Revenue TOB VRDO	1.130%	12/6/19		6,105	6,105
2	Metropolitan Water District of Southern California Revenue PUT, SIFMA Municipal Swap Index Yield - 0.060%	1.040%	7/31/20		35,000	34,997
2	Metropolitan Water District of Southern California Revenue PUT, SIFMA Municipal Swap Index Yield - 0.060%	1.040%	7/31/20		25,000	24,998
2	Metropolitan Water District of Southern California Revenue PUT, SIFMA Municipal Swap Index Yield - 0.060%	1.070%	7/31/20		28,000	28,000
1	Metropolitan Water District of Southern California Revenue TOB VRDO	1.110%	12/6/19	LOC	32,000	32,000
	Metropolitan Water District of Southern California Revenue VRDO	0.750%	12/6/19		26,765	26,765
	Metropolitan Water District of Southern California Revenue VRDO	0.750%	12/6/19		18,260	18,260
	Modesto CA Water Revenue VRDO	0.750%	12/6/19	LOC	22,245	22,245
1	Montebello CA Unified School District GO VRDO	1.100%	12/6/19	LOC	4,700	4,700

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Morgan Hill CA Unified School District GO TOB VRDO	1.080%	12/6/19		8,000	8,000
1	Mount San Antonio CA Community College District TOB VRDO	1.100%	12/6/19		4,000	4,000
1	Newhall CA School District GO TOB VRDO	0.900%	12/2/19		10,450	10,450
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.100%	12/6/19	LOC	42,700	42,700
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.110%	12/6/19	LOC	87,000	87,000
1	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.110%	12/6/19	LOC	40,000	40,000
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.220%	12/6/19	LOC	44,000	44,000
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.220%	12/6/19	LOC	60,500	60,500
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.220%	12/6/19	LOC	13,600	13,600
1	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	1.220%	12/6/19	LOC	9,100	9,100
1	Oakland CA GO TOB VRDO	0.900%	12/2/19		2,470	2,470
	Oceanside CA Multifamily Housing Revenue (Shadow Way Apartments Project) VRDO	1.080%	12/6/19	LOC	15,000	15,000
1	Ontario CA Montclair School District TOB VRDO	1.130%	12/6/19		4,975	4,975
1	Oxnard CA School District GO TOB VRDO	1.100%	12/6/19	(15)LOC	3,000	3,000
1	Oxnard CA Union High School District GO TOB VRDO	1.090%	12/6/19		7,200	7,200
	Palo Alto CA Unified School District GO	2.000%	8/31/20		6,000	6,044
	Pasadena CA COP VRDO	0.870%	12/6/19	LOC	4,020	4,020
	Pleasanton CA Multifamily Housing Revenue VRDO	1.130%	12/6/19	LOC	12,960	12,960
	Richmond CA Multifamily Housing Revenue (Baycliff Apartments Project) VRDO	1.130%	12/6/19	LOC	26,490	26,490
	Riverside County CA Asset Leasing Corp. Leasehold Revenue (Southwest Justice Center) VRDO	0.870%	12/6/19	(12)LOC	16,140	16,140
	Riverside County CA Teeter Revenue	1.375%	10/22/20		24,515	24,574
	Riverside County CA TRAN	5.000%	6/30/20		25,000	25,538
1	Riverside County CA Transportation Commission TOB VRDO	1.130%	12/6/19	(Prere.)	12,730	12,730
1	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	1.100%	12/6/19		6,000	6,000
1	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	1.100%	12/6/19		10,000	10,000
	Sacramento CA Housing Authority Multifamily Housing Revenue AMT VRDO	1.130%	12/6/19	LOC	14,270	14,270
	Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.750%	12/6/19		68,110	68,110
	Sacramento County CA Housing Authority Revenue (Ashford Heights LP) VRDO	1.130%	12/6/19	LOC	12,255	12,255
	Sacramento County CA Multifamily Housing Revenue (River Pointe Apartments) VRDO	1.050%	12/6/19	LOC	9,700	9,700
1	San Bernardino CA Community College District GO TOB VRDO	1.080%	12/6/19		4,620	4,620

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	San Bernardino County CA Transportation Authority Revenue TOB VRDO	1.100%	12/6/19		7,900	7,900
1	San Diego CA Community College District GO TOB VRDO	1.100%	12/6/19	(Prere.)	6,445	6,445
	San Diego CA Housing Authority Multifamily Housing Revenue (Park & Market Apartments) VRDO	0.860%	12/6/19	LOC	20,310	20,310
	San Diego CA Unified School District GO	5.000%	6/30/20		42,770	43,712
	San Diego CA Unified School District GO	3.000%	7/1/20		13,500	13,658
1	San Diego CA Unified School District GO TOB VRDO	1.100%	12/6/19		2,500	2,500
1	San Diego CA Unified School District GO TOB VRDO	1.100%	12/6/19	LOC	4,500	4,500
1	San Diego CA Unified School District GO TOB VRDO	1.100%	12/6/19		4,000	4,000
1	San Diego CA Unified School District GO TOB VRDO	1.100%	12/6/19		2,425	2,425
1	San Diego CA Unified School District GO TOB VRDO	1.100%	12/6/19		9,445	9,445
1	San Diego CA Unified School District GO TOB VRDO	1.120%	12/6/19		2,500	2,500
1	San Diego County CA Regional Airport Authority Revenue TOB VRDO	1.100%	12/6/19	LOC	3,000	3,000
1	San Diego County CA Regional Airport Authority Revenue TOB VRDO	1.130%	12/6/19	LOC	9,770	9,770
	San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.720%	12/6/19		40,290	40,290
1	San Diego County CA Regional Transportation Commission Sales Tax Revenue TOB VRDO	1.080%	12/6/19		4,445	4,445
	San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.770%	12/6/19		11,030	11,030
	San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.770%	12/6/19		59,230	59,230
	San Diego County CA School District TRAN	4.000%	6/30/20		30,000	30,494
	San Diego County CA Water Authority Revenue (Extendible) CP	1.150%	8/1/20		17,500	17,500
	San Diego County CA Water Authority Revenue (Extendible) CP	1.130%	8/9/20		12,500	12,500
	San Diego County CA Water Authority Revenue CP	1.240%	12/6/19		35,000	35,000
	San Diego County CA Water Authority Revenue CP	1.290%	2/6/20		21,000	21,000
1	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	1.080%	12/6/19		3,750	3,750
	San Francisco CA City & County Finance Corp. Lease Revenue (Moscone Center Expansion) VRDO	0.720%	12/6/19	LOC	7,425	7,425
1	San Francisco CA City & County GO TOB VRDO	1.100%	12/6/19		8,795	8,795
	San Francisco CA City & County International Airport Revenue CP	1.220%	1/9/20	LOC	1,575	1,575
1	San Francisco CA City & County International Airport Revenue TOB VRDO	1.150%	12/6/19	LOC	25,305	25,305

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	San Francisco CA City & County International Airport Revenue TOB VRDO	1.150%	12/6/19	LOC	12,450	12,450
1	San Francisco CA City & County International Airport Revenue TOB VRDO	1.150%	12/6/19	LOC	20,445	20,445
	San Francisco CA City & County Lease Revenue CP	1.280%	12/12/19	LOC	10,932	10,932
	San Francisco CA City & County Public Utilities Commission Sewer Revenue CP	1.070%	1/29/20		22,687	22,687
	San Francisco CA City & County Public Utilities Commission Sewer Revenue CP	1.100%	1/29/20	LOC	13,000	13,000
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue CP	1.230%	1/9/20	LOC	34,000	34,000
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue CP	1.050%	1/29/20	LOC	30,000	30,000
1	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	1.100%	12/6/19		3,000	3,000
1	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	1.120%	12/6/19		6,900	6,900
1	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	1.100%	12/6/19		5,555	5,555
1	San Joaquin Delta CA Community College District GO TOB VRDO	1.200%	12/6/19		4,835	4,835
	San Jose CA Airport CP	1.180%	2/10/20	LOC	20,108	20,108
	San Jose CA Multifamily Housing Revenue (Cinnabar Commons) VRDO	1.100%	12/6/19	LOC	14,700	14,700
1	San Jose CA Redevelopment Agency Successor Agency Tax Allocation TOB VRDO	1.070%	12/6/19		9,415	9,415
1	San Jose CA Unified School District GO TOB VRDO	1.060%	12/6/19		2,120	2,120
1	San Mateo CA County Community College District GO TOB VRDO	1.110%	12/6/19		2,235	2,235
1	San Mateo CA Union High School District GO TOB VRDO	1.100%	12/6/19		3,910	3,910
1	San Rafael City High School District CA GO TOB VRDO	1.110%	12/6/19		3,000	3,000
1	Santa Clara CA TOB VRDO	1.100%	12/6/19		2,500	2,500
1	Santa Clara CA TOB VRDO	1.100%	12/6/19		2,985	2,985
1	Santa Clara County CA GO TOB VRDO	1.100%	12/6/19		8,250	8,250
	Santa Clara Valley CA A1 CP	1.070%	2/5/20	LOC	5,500	5,500
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	0.710%	12/6/19	LOC	13,705	13,705
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	0.720%	12/6/19		51,975	51,975
1	Santa Monica CA Community College District GO TOB VRDO	1.070%	12/6/19		1,200	1,200
1	Santa Monica CA Community College District GO TOB VRDO	1.100%	12/6/19		6,530	6,530
1	Santa Monica CA Community College District GO TOB VRDO	1.100%	12/6/19		5,000	5,000

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/20		3,905	3,982
1	Solano County CA Community College District GO TOB VRDO	1.120%	12/6/19		3,000	3,000
1	Sonoma County CA Junior College District GO TOB VRDO	1.100%	12/6/19	LOC	5,000	5,000
	Southern California Public Power Authority Revenue VRDO	0.630%	12/2/19	LOC	43,020	43,020
1	Southwestern California Community College District GO TOB VRDO	1.060%	12/6/19		6,010	6,010
1	Southwestern California Community College District GO TOB VRDO	1.120%	12/6/19		3,200	3,200
1	University of California TOB VRDO	1.120%	12/6/19		20,870	20,870
	University of California Regents CP	1.230%	12/10/19		4,000	4,000
	University of California Regents CP	1.320%	1/6/20		14,300	14,300
	University of California Regents CP	1.270%	1/7/20		23,300	23,300
	University of California Regents CP	1.110%	1/8/20		15,000	15,000
	University of California Regents CP	1.060%	1/9/20		4,000	4,000
	University of California Regents CP	1.090%	2/5/20		30,000	30,000
	University of California Regents CP	1.120%	2/20/20		3,200	3,200
	University of California Regents CP	1.120%	2/20/20		4,500	4,500
	University of California Regents CP	1.120%	2/20/20		3,500	3,500
	University of California Regents CP	1.060%	2/24/20		2,850	2,850
1	University of California Revenue TOB VRDO	1.060%	12/6/19		2,170	2,170
1	University of California Revenue TOB VRDO	1.080%	12/6/19		5,000	5,000
1	University of California Revenue TOB VRDO	1.100%	12/6/19		4,125	4,125
1	University of California Revenue TOB VRDO	1.100%	12/6/19		2,585	2,585
1	University of California Revenue TOB VRDO	1.100%	12/6/19		2,500	2,500
1	University of California Revenue TOB VRDO	1.100%	12/6/19		5,000	5,000
1	University of California Revenue TOB VRDO	1.100%	12/6/19		10,135	10,135
1	University of California Revenue TOB VRDO	1.100%	12/6/19		12,945	12,945
1	University of California Revenue TOB VRDO	1.100%	12/6/19		1,500	1,500
1	University of California Revenue TOB VRDO	1.120%	12/6/19		15,000	15,000
	University of California Revenue VRDO	0.670%	12/2/19		600	600
	University of California Revenue VRDO	0.720%	12/2/19		10,080	10,080
	University of California Revenue VRDO	0.730%	12/2/19		900	900
	University of California Revenue VRDO	0.750%	12/2/19		30,425	30,425
1	Ventura County CA Community College District GO TOB VRDO	1.130%	12/6/19		4,000	4,000
Total Tax-Exempt Municipal Bonds (Cost $5,636,348)						5,636,348

California Municipal Money Market Fund

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	258
Receivables for Investment Securities Sold	100
Receivables for Accrued Income	17,467
Receivables for Capital Shares Issued	5,198
Other Assets	3,454
Total Other Assets	26,477
Liabilities
Payables for Investment Securities Purchased	(2,001)
Payables for Capital Shares Redeemed	(10,253)
Payables for Distributions	(416)
Payables to Vanguard	(419)
Total Liabilities	(13,089)
Net Assets (100%)
Applicable to 5,648,969,988 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,649,736
Net Asset Value Per Share	$1.00

At November 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	5,649,715
Total Distributable Earnings (Loss)	21
Net Assets	5,649,736

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $1,847,123,000, representing 32.7% of net assets.
2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19)TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Municipal Money Market Fund

Statement of Operations

Year Ended
November 30, 2019
($000)
Investment Income
Income
Interest	79,835
Total Income	79,835
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,547
Management and Administrative	6,502
Marketing and Distribution	784
Custodian Fees	35
Auditing Fees	28
Shareholders’ Reports	22
Trustees’ Fees and Expenses	2
Total Expenses	8,920
Expenses Paid Indirectly	(32)
Net Expenses	8,888
Net Investment Income	70,947
Realized Net Gain (Loss) on Investment Securities Sold	130
Net Increase (Decrease) in Net Assets Resulting from Operations	71,077

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	70,947	55,793
Realized Net Gain (Loss)	130	(69)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,077	55,724
Distributions
Net Investment Income	(70,936)	(55,737)
Realized Capital Gain	—	—
Total Distributions	(70,936)	(55,737)
Capital Share Transactions (at $1.00 per share)
Issued	3,313,550	4,073,264
Issued in Lieu of Cash Distributions	64,102	51,607
Redeemed	(3,077,072)	(2,818,436)
Net Increase (Decrease) from Capital Share Transactions	300,580	1,306,435
Total Increase (Decrease)	300,721	1,306,422
Net Assets
Beginning of Period	5,349,015	4,042,593
End of Period	5,649,736	5,349,015

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.013[1]	.012[1]	.006[1]	.002	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.013	.012	.006	.002	.0001
Distributions
Dividends from Net Investment Income	(.013)	(.012)	(.006)	(.002)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.013)	(.012)	(.006)	(.002)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.29%	1.18%	0.64%	0.25%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,650	$5,349	$4,043	$3,505	$3,391
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.13%[3]	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.28%	1.18%	0.64%	0.25%	0.01%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016 and 0.16% for 2015. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

29

California Municipal Money Market Fund

Notes to Financial Statements

Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.       The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.       In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

30

California Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2019, the fund had contributed to Vanguard capital in the amount of $258,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.       The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $32,000 (an annual rate of less than 0.01% of average net assets).

D.       Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At November 30, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E.       Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	421
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	—
Net Unrealized Gains (Losses)	—

*	The fund used capital loss carryforwards of $69,000 to offset taxable capital gains realized during the year ended November 30, 2019.

31

California Municipal Money Market Fund

As of November 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,636,348
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

F.       The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2019, such purchases and sales were 1,418,893,000 and 1,384,932,000, respectively.

G.       Management has determined that no events or transactions occurred subsequent to November 30, 2019, that would require recognition or disclosure in these financial statements.

32

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2009, Through November 30, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
California Intermediate-Term Tax-Exempt Fund Investor Shares	7.61%	3.17%	4.15%	$15,020
Bloomberg Barclays Municipal CA Intermediate Bond Index	7.25	2.91	4.19	15,075
Bloomberg Barclays Municipal Bond Index	8.49	3.57	4.34	15,300

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
California Intermediate-Term Tax-Exempt Fund Admiral Shares	7.69%	3.26%	4.24%	$75,734
Bloomberg Barclays Municipal CA Intermediate Bond Index	7.25	2.91	4.19	75,373
Bloomberg Barclays Municipal Bond Index	8.49	3.57	4.34	76,500

See Financial Highlights for dividend and capital gains information.

33

California Intermediate-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of November 30, 2019

Under 1 Year	3.9%
1 - 3 Years	10.9
3 - 5 Years	10.1
5 - 10 Years	27.6
10 - 20 Years	47.0
20 - 30 Years	0.5
Over 30 Years	0.0

34

California Intermediate-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
California (99.6%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/23	1,020	1,114
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/24	1,195	1,300
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	6.000%	7/1/31	2,750	2,936
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/32	3,120	3,344
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	870
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	608
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,096
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,386
ABAG Finance Authority for Nonprofit Corps. California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,097
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,067
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,070
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,038
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,027
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,690
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	970
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,140	19,594
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,127
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/32	1,000	1,125

35

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/34		1,780	1,999
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/21		275	294
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/22		350	387
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/23		370	423
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/24		395	466
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25		505	595
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26		675	795
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28		1,150	1,351
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29		985	1,155
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30		1,405	1,645
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31		495	578
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32		520	607
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	(15)	750	873
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(15)	1,000	1,160
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	1,680	1,941
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	(15)	1,640	1,889
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	(15)	3,000	3,449
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	(15)	2,375	2,727

36

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)(ETM)	13,780	13,652
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)	285	281
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/21		1,485	1,552
Alameda CA Corridor Transportation Authority Revenue	4.000%	3/1/22		5,600	5,983
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/22		2,220	2,464
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/22		6,220	6,811
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/23		3,145	3,422
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/23		2,170	2,489
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/24		1,685	1,943
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/25		2,620	3,089
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/29	(2)	30,290	23,437
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	9,110	6,801
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34		15,100	17,814
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/35	(4)	250	277
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		20,450	24,072
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35	(4)	1,000	1,187
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		13,495	15,852
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36	(4)	1,050	1,244
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		590	691
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/32		7,000	7,979
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/33		8,415	9,582
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/34		4,640	5,276
Alameda County CA Unified School District GO	4.000%	8/1/28		500	596
Alameda County CA Unified School District GO	4.000%	8/1/29		350	414
Alameda County CA Unified School District GO	4.000%	8/1/30		500	588
Alameda County CA Unified School District GO	4.000%	8/1/31		400	467
Alameda County CA Unified School District GO	4.000%	8/1/32		460	533

37

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Alameda County CA Unified School District GO	4.000%	8/1/33		500	575
Alameda County CA Unified School District GO	4.000%	8/1/34		500	572
Alameda County CA Unified School District GO	5.000%	8/1/34		2,890	3,439
Alameda County CA Unified School District GO	3.000%	8/1/35		1,000	1,051
Alameda County CA Unified School District GO	3.000%	8/1/36		1,065	1,114
Alameda County CA Unified School District GO	3.000%	8/1/38		1,000	1,038
Alameda County CA Unified School District GO	3.000%	8/1/39		2,160	2,233
Alum Rock CA Union Elementary School District GO	5.000%	8/1/22	(15)	500	553
Alum Rock CA Union Elementary School District GO	5.000%	8/1/23	(15)	800	915
Alum Rock CA Union Elementary School District GO	5.000%	8/1/24	(15)	1,000	1,180
Alum Rock CA Union Elementary School District GO	5.000%	8/1/25	(15)	1,275	1,550
Alum Rock CA Union Elementary School District GO	5.000%	8/1/26	(15)	1,180	1,432
Alum Rock CA Union Elementary School District GO	5.000%	8/1/32	(15)	2,745	3,265
Alvord CA Unified School District GO	5.900%	2/1/21	(14)	2,230	2,353
Alvord CA Unified School District GO	5.000%	8/1/23	(4)	530	606
Alvord CA Unified School District GO	5.900%	2/1/24	(4)	3,865	4,334
Alvord CA Unified School District GO	5.000%	8/1/24	(4)	650	767
Alvord CA Unified School District GO	5.000%	8/1/27	(4)	1,300	1,662
Alvord CA Unified School District GO	5.000%	8/1/28	(4)	1,375	1,796
Alvord CA Unified School District GO	5.000%	8/1/29	(4)	1,525	1,982
Alvord CA Unified School District GO	5.000%	8/1/30	(4)	1,950	2,518
Alvord CA Unified School District GO	5.000%	8/1/31	(4)	1,750	2,248
Alvord CA Unified School District GO	5.000%	8/1/32	(4)	1,405	1,797
Anaheim CA City School District GO	0.000%	8/1/27	(14)	11,075	9,516
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21		1,000	1,074
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21		3,815	4,097
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	830	890
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/22		2,370	2,634
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/23		3,000	3,390

38

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/24	1,175	1,391
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/24	4,000	4,520
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/25	5,280	5,967
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/26	3,175	3,962
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/26	5,290	5,971
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/27	2,035	2,599
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/28	4,035	4,544
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/31	11,000	12,327
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/32	6,000	6,713
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/32	1,495	1,600
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33	2,590	2,770
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/34	5,380	6,014
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/34	4,350	4,649
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/36	1,125	1,201
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/31	300	321
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/32	300	321
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/33	765	819
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/34	1,000	1,069
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/35	505	540
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/36	500	534

39

California Intermediate-Term Tax-Exempt Fund

		Face	Market
	Maturity	Amount	Value•
Coupon	Date	($000)	($000)
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/22		500	553
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/23		655	748
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/24		375	442
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/26		8,000	9,917
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/27		5,000	6,344
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/28		3,250	4,203
	Anaheim CA Public Financing Authority Lease Revenue	0.000%	9/1/30	(4)	1,070	832
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/30	(15)	3,000	3,926
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/31	(15)	2,265	2,946
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/32	(15)	2,000	2,584
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	5/1/33		2,950	3,400
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/34	(15)	2,000	2,460
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/35	(15)	6,500	7,971
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/36	(15)	15,500	18,951
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	5/1/39		4,870	5,572
	Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21	(Prere.)	5,585	5,907
	Anaheim CA Public Financing Authority Revenue (Electric System)	4.000%	10/1/31		12,000	12,834
1	Anaheim CA Public Financing Authority TOB VRDO	1.180%	12/6/19		3,000	3,000
1	Antioch CA Unified School District TOB VRDO	1.180%	12/6/19		10,230	10,230
	Arcadia CA Unified School District GO	4.000%	8/1/28		2,125	2,477
	Arcadia CA Unified School District GO	4.000%	8/1/29		2,675	3,098
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	500	553
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	500	553
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	515	570
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	600	664
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	950	1,051
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	1,055	1,168
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	1,165	1,289
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	1,000	1,107
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	650	719
	Azusa CA Unified School District GO	4.000%	8/1/31	(4)	4,045	4,594
1	Bay Area CA Toll Authority Toll Bridge Revenue TOB VRDO	1.100%	12/6/19		6,645	6,645
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/22	(Prere.)	4,000	4,287

40

California Intermediate-Term Tax-Exempt Fund

		Face	Market
	Maturity	Amount	Value•
Coupon	Date	($000)	($000)

	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/22	(Prere.)	6,300	6,897
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/22	(Prere.)	5,030	5,506
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/22	(Prere.)	7,100	7,772
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/22	(Prere.)	16,700	18,282
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	5,000	5,672
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	7,850	8,906
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	7,645	8,673
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		13,415	15,762
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		2,320	2,708
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/34		25,575	29,385
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35		22,770	26,021
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.250%	4/1/36		2,000	2,101
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		33,800	38,185
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/38		9,095	10,212
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		43,590	43,948
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22		10,250	10,461
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24		33,140	34,052
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		49,060	50,957
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		19,350	20,762
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		20,000	21,375
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		2,325	2,522
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	1.800%	4/1/21		20,500	20,608
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.000%	5/1/23		19,000	19,330
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.000%	5/1/23		4,350	4,426

41

California Intermediate-Term Tax-Exempt Fund

		Face	Market
	Maturity	Amount	Value•
Coupon	Date	($000)	($000)

2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 1.100%	2.200%	4/1/24		6,100	6,263
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.080%	12/6/19		13,330	13,330
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.100%	12/6/19		8,435	8,435
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.100%	12/6/19		6,710	6,710
1	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.250%	12/6/19		4,295	4,295
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/24	(4)	300	356
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/26	(4)	685	851
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/28	(4)	1,000	1,228
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/29	(4)	800	978
	Beaumont CA Public Improvement Wastewater Revenue	3.000%	9/1/31	(4)	1,100	1,182
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/32	(4)	1,460	1,770
	Beaumont CA Public Improvement Wastewater Revenue	3.250%	9/1/34	(4)	1,000	1,068
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/35	(4)	835	1,007
	Beaumont CA Public Improvement Wastewater Revenue	3.375%	9/1/36	(4)	1,600	1,718
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/37	(4)	1,350	1,618
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/38	(4)	1,350	1,615
	Beverly Hills CA Unified School District GO	0.000%	8/1/32		5,000	3,764
	Beverly Hills CA Unified School District GO	3.000%	8/1/38		2,500	2,614
	Beverly Hills CA Unified School District GO	3.000%	8/1/40		2,500	2,595
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/21		5,500	5,868
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/24		5,110	5,836
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	(2)	3,065	2,487
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/24	(4)	1,000	1,182
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/25	(4)	1,445	1,701

42

California Intermediate-Term Tax-Exempt Fund

		Face	Market
	Maturity	Amount	Value•
Coupon	Date	($000)	($000)

	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/26	(4)	2,000	2,343
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/27	(4)	2,375	2,778
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/29	(4)	1,240	1,442
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/30	(4)	750	874
	Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/23		400	456
	Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/24		510	601
	Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/25		510	601
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/30		1,700	1,862
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/31		1,980	2,164
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/32		2,085	2,275
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/33		2,165	2,359
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/34		2,210	2,395
	Burbank CA Redevelopment Agency Tax Allocation Revenue	5.000%	12/1/21	(15)	1,350	1,459
	Burbank CA Unified School District GO	0.000%	8/1/20	(14)	3,835	3,803
3	Burbank CA Unified School District GO, 4.500% coupon rate effective 8/1/2023	0.000%	8/1/32		3,680	3,666
1	CA Statewide Communities Development Authority (John Muir Health) TOB VRDO	1.200%	12/6/19		4,875	4,875
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/21		265	278
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/22		1,000	1,080
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/24		535	607
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/25		690	801
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/28		1,635	1,989
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/30		940	1,130
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/32		875	1,044

43

California Intermediate-Term Tax-Exempt Fund

		Face	Market
	Maturity	Amount	Value•
Coupon	Date	($000)	($000)

California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/33		960	1,142
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/34		800	949
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/36		1,600	1,891
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/38		1,500	1,762
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/21		1,300	1,358
California County CA Tobacco Securitization Agency Revenue	5.250%	6/1/21		6,060	6,145
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/22		1,000	1,071
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/23		2,400	2,627
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/24		3,840	4,282
California Department of Veterans Affairs Home Purchase Revenue	3.500%	12/1/45		3,630	3,816
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	(Prere.)	3,100	3,152
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		6,835	7,227
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		15,605	16,500
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21		1,755	1,784
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		20,405	22,352
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		4,145	4,212
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(Prere.)	7,960	7,960
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(Prere.)	840	840
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	(ETM)	10	10
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19		2,065	2,065
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/20	(ETM)	30	31
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/20		1,220	1,269

44

California Intermediate-Term Tax-Exempt Fund

		Face	Market
	Maturity	Amount	Value•
Coupon	Date	($000)	($000)
4	California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,850	1,930
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	2,905	3,029
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	3,355	3,498
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	3,455	3,602
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	25	26
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	30	31
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	30	31
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	970	1,012
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,120	1,168
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,155	1,205
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	2,720	2,942
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,910	4,229
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(ETM)	1,045	1,128
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		4,600	4,971
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		2,475	2,675
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,320	3,580
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,500	3,774
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		3,665	3,961

45

California Intermediate-Term Tax-Exempt Fund

		Face	Market
	Maturity	Amount	Value•
Coupon	Date	($000)	($000)
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22	(ETM)	1,105	1,236
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22	(Prere.)	505	565
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		4,895	5,478
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		3,250	3,637
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	(ETM)	55	64
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23		1,450	1,677
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(ETM)	30	36
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	5	6
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	10	12
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24		2,365	2,824
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/25		3,060	3,761
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26		2,045	2,437
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26		3,010	3,794
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27		4,075	4,852
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27		2,985	3,852
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28		30	32
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		7,750	8,640
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		30	32

46

California Intermediate-Term Tax-Exempt Fund

		Face	Market
	Maturity	Amount	Value•
Coupon	Date	($000)	($000)
California Department of Water Resources Water System Revenue (Central Valley Project)	4.000%	12/1/33	6,900	7,919
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/34	560	707
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/35	1,130	1,423
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/22	400	442
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/24	450	525
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/26	505	616
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/27	380	472
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/28	375	473
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/29	365	457
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/30	530	660
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/31	1,330	1,654
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/32	1,420	1,758
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/34	1,210	1,493
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/35	1,335	1,641
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/37	1,265	1,546
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/20	1,040	1,042
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/21	800	827
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/22	1,215	1,292
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/23	1,800	1,966
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/24	1,900	2,126
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/25	1,035	1,187
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/26	1,020	1,255
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/30	1,765	2,143
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/31	1,925	2,326
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/32	2,000	2,409

47

California Intermediate-Term Tax-Exempt Fund

		Face	Market
	Maturity	Amount	Value•
Coupon	Date	($000)	($000)

California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/33		3,590	4,053
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/34		3,350	3,768
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/20	(ETM)	790	805
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/22	(Prere.)	1,195	1,310
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/22	(Prere.)	380	417
California Educational Facilities Authority Revenue (College of Arts)	5.250%	6/1/22	(Prere.)	1,150	1,268
California Educational Facilities Authority Revenue (Loyola Marymount University)	0.000%	10/1/36	(14)	4,585	2,916
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/24		180	212
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/25		110	134
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/26		110	136
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/28		300	386
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/31		850	1,069
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/32		445	557
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/37		885	1,090
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/38		620	761
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/21		145	156
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/22		125	139
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/23		130	149
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/24		340	403
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/26		260	317
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/27		250	303
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/30		485	605
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/31		1,030	1,212
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/31		555	688
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/32		1,000	1,177
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/33		1,545	1,815
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/33		775	954

48

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/34	2,625	3,078
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/34	905	1,113
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/35	3,180	3,719
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/35	430	527
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36	1,120	1,367
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/37	530	644
California Educational Facilities Authority Revenue (University of Southern California)	5.000%	10/1/25	5,125	6,279
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/20	1,770	1,835
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/21	2,100	2,258
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/22	2,130	2,368
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/23	1,870	2,147
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/24	2,500	2,959
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/25	2,365	2,879
California GO	5.000%	2/1/20	2,950	2,969
California GO	5.000%	2/1/21	2,010	2,104
California GO	5.000%	3/1/21	2,250	2,272
California GO	5.000%	4/1/21	2,250	2,370
California GO	5.000%	9/1/21	13,715	14,674
California GO	5.000%	9/1/21	1,310	1,402
California GO	5.000%	9/1/21	9,800	10,485
California GO	5.000%	10/1/21	2,575	2,763
California GO	5.000%	10/1/21	59,130	63,458
California GO	5.000%	11/1/21	2,930	3,152
California GO	5.000%	2/1/22	8,320	9,028
California GO	5.000%	2/1/22	1,220	1,324
California GO	5.000%	4/1/22	4,580	4,999
California GO	5.000%	4/1/22	38,925	42,486
California GO	5.000%	9/1/22	12,920	14,308
California GO	5.000%	9/1/22	9,525	10,548
California GO	5.250%	9/1/22	6,005	6,691
California GO	5.000%	10/1/22	15,000	16,659
California GO	5.000%	10/1/22	50,320	55,886
California GO	5.000%	11/1/22	31,890	35,519
California GO	5.000%	2/1/23	5,240	5,880
California GO	5.000%	2/1/23	15,925	17,258
California GO	5.000%	8/1/23	11,160	12,728
California GO	5.000%	8/1/23	3,350	3,821
California GO	5.000%	9/1/23	7,110	7,866
California GO	5.000%	9/1/23	10,175	11,635
California GO	5.250%	9/1/23	2,550	2,736
California GO	5.000%	10/1/23	12,595	14,441

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	10/1/23	3,325	3,812
California GO	5.000%	10/1/23	1,305	1,496
California GO	5.000%	10/1/23	16,135	18,499
California GO	5.000%	10/1/23	6,770	7,762
California GO	5.000%	11/1/23	20,000	22,991
California GO	5.000%	11/1/23	2,280	2,621
California GO	5.000%	12/1/23	2,550	2,939
California GO	5.000%	2/1/24	11,215	12,570
California GO	5.000%	3/1/24	3,000	3,029
California GO	5.000%	4/1/24	2,500	2,906
California GO	5.000%	4/1/24	21,415	24,891
California GO	5.000%	8/1/24	1,025	1,203
California GO	5.000%	8/1/24	1,510	1,773
California GO	5.000%	9/1/24	10,000	11,063
California GO	5.000%	9/1/24	1,150	1,354
California GO	5.000%	9/1/24	5,000	5,885
California GO	4.000%	10/1/24	8,000	9,065
California GO	5.000%	10/1/24	8,725	10,295
California GO	5.000%	10/1/24	6,645	7,841
California GO	5.000%	10/1/24	10,000	11,800
California GO	5.000%	11/1/24	5,000	5,181
California GO	5.000%	11/1/24	2,255	2,667
California GO	5.000%	12/1/24	30,875	35,559
California GO	5.000%	12/1/24	5,000	5,759
California GO	5.000%	2/1/25	12,900	13,977
California GO	5.500%	2/1/25	8,575	10,421
California GO	4.000%	3/1/25	1,485	1,697
California GO	5.000%	3/1/25	1,435	1,712
California GO	5.000%	4/1/25	43,625	52,173
California GO	5.000%	8/1/25	1,665	2,010
California GO	5.000%	8/1/25	10,185	12,293
California GO	5.000%	8/1/25	12,430	15,003
California GO	5.000%	8/1/25	150	181
California GO	5.000%	9/1/25	2,185	2,417
California GO	5.000%	9/1/25	2,190	2,501
California GO	5.000%	9/1/25	4,895	5,922
California GO	4.000%	10/1/25	100	116
California GO	5.000%	10/1/25	13,865	15,625
California GO	5.000%	10/1/25	7,000	8,487
California GO	5.000%	10/1/25	14,110	17,108
California GO	5.000%	10/1/25	2,045	2,480
California GO	5.000%	11/1/25	1,520	1,575
California GO	5.000%	11/1/25	14,205	16,796
California GO	5.000%	11/1/25	12,345	15,002
California GO	5.000%	3/1/26	5,000	5,048
California GO	5.000%	3/1/26	9,230	11,039
California GO	5.000%	4/1/26	2,120	2,602
California GO	5.000%	8/1/26	20,695	25,604
California GO	5.000%	8/1/26	21,110	26,118
California GO	5.000%	8/1/26	20,000	24,744
California GO	5.000%	8/1/26	15,300	18,929
California GO	5.000%	9/1/26	100	124
California GO	5.000%	9/1/26	5,540	6,868
California GO	5.000%	9/1/26	720	893

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	10/1/26	16,445	20,426
California GO	5.000%	10/1/26	10,085	12,361
California GO	5.000%	10/1/26	1,270	1,577
California GO	4.000%	11/1/26	2,540	2,994
California GO	5.000%	11/1/26	7,500	7,769
California GO	5.000%	11/1/26	9,160	11,399
California GO	5.000%	11/1/26	4,705	5,855
California GO	3.500%	8/1/27	26,345	30,434
California GO	5.000%	8/1/27	225	284
California GO	5.000%	8/1/27	20,515	25,299
California GO	5.000%	8/1/27	3,160	3,812
California GO	5.000%	10/1/27	13,915	15,671
California GO	5.000%	10/1/27	13,845	17,563
California GO	5.000%	10/1/27	8,280	10,112
California GO	5.250%	10/1/27	5,000	5,374
California GO	5.000%	11/1/27	25,000	31,769
California GO	5.000%	11/1/27	5,190	6,595
California GO	5.000%	8/1/28	6,510	7,818
California GO	5.000%	8/1/28	20,355	25,616
California GO	5.000%	8/1/28	1,905	2,340
California GO	4.000%	9/1/28	7,000	8,113
California GO	5.000%	9/1/28	17,715	21,803
California GO	5.250%	9/1/28	6,000	6,427
California GO	5.000%	10/1/28	1,925	2,486
California GO	5.000%	11/1/28	12,375	15,654
California GO	5.250%	2/1/29	2,790	3,036
California GO	5.000%	5/1/29	17,945	20,861
California GO	5.000%	8/1/29	7,195	8,803
California GO	5.000%	8/1/29	44,340	54,251
California GO	5.000%	9/1/29	6,000	6,406
California GO	5.000%	9/1/29	9,425	11,553
California GO	5.000%	9/1/29	1,395	1,710
California GO	5.000%	10/1/29	19,290	21,691
California GO	5.000%	10/1/29	18,695	22,659
California GO	5.000%	10/1/29	10,805	13,852
California GO	5.000%	11/1/29	20,820	26,214
California GO	5.000%	11/1/29	5,000	5,725
California GO	4.500%	12/1/29	2,525	2,884
California GO	5.000%	3/1/30	250	296
California GO	5.250%	3/1/30	20,000	20,204
California GO	5.000%	4/1/30	9,230	12,162
California GO	5.000%	5/1/30	13,870	16,111
California GO	5.000%	8/1/30	19,935	24,290
California GO	5.000%	8/1/30	6,555	7,987
California GO	5.000%	8/1/30	27,055	33,736
California GO	5.000%	9/1/30	10,000	10,674
California GO	5.000%	9/1/30	9,180	10,993
California GO	5.250%	9/1/30	5,000	5,740
California GO	5.000%	10/1/30	5,800	6,823
California GO	4.000%	11/1/30	14,470	16,918
California GO	5.000%	11/1/30	9,070	11,365
California GO	5.000%	12/1/30	3,760	4,313
California GO	5.000%	4/1/31	16,445	21,930
California GO	5.000%	5/1/31	13,010	15,075

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California GO	5.000%	8/1/31		10,015	11,779
	California GO	5.000%	8/1/31		22,300	27,112
	California GO	5.250%	8/1/31		5,755	6,986
	California GO	5.000%	9/1/31		7,000	7,471
	California GO	5.000%	9/1/31		5,655	6,888
	California GO	5.000%	10/1/31		5,500	6,456
	California GO	5.000%	10/1/31		495	643
	California GO	4.000%	11/1/31		15,000	17,490
	California GO	5.000%	11/1/31		12,385	15,770
	California GO	5.000%	11/1/31		1,705	2,131
	California GO	5.000%	12/1/31		6,000	6,875
	California GO	5.000%	12/1/31		6,500	7,575
	California GO	5.000%	2/1/32		2,540	2,749
	California GO	5.000%	4/1/32		15,025	20,356
	California GO	4.000%	8/1/32		545	621
	California GO	5.000%	8/1/32		5,000	5,948
	California GO	5.000%	8/1/32		25,085	31,097
	California GO	5.250%	8/1/32		2,025	2,456
	California GO	5.250%	8/1/32	(4)	33,495	45,455
	California GO	5.000%	9/1/32		15,110	18,361
4	California GO	5.000%	10/1/32		23,535	27,578
	California GO	4.000%	11/1/32		12,175	14,077
	California GO	5.000%	11/1/32		7,000	8,872
	California GO	5.000%	2/1/33		1,760	1,963
	California GO	5.000%	2/1/33		1,750	1,893
	California GO	5.000%	3/1/33		4,395	5,166
	California GO	6.000%	3/1/33		12,000	12,143
	California GO	5.000%	4/1/33		13,000	14,997
	California GO	4.000%	8/1/33		15,090	17,115
	California GO	5.000%	8/1/33		1,500	1,747
	California GO	5.000%	8/1/33		1,270	1,537
	California GO	5.000%	9/1/33		3,830	4,346
	California GO	5.000%	9/1/33		25,075	30,413
	California GO	3.000%	10/1/33		2,150	2,271
	California GO	5.000%	10/1/33		7,000	8,072
	California GO	4.000%	11/1/33		12,500	14,404
	California GO	5.000%	12/1/33		3,120	3,631
	California GO	4.000%	8/1/34		18,035	20,370
	California GO	5.000%	8/1/34		5,160	6,370
	California GO	4.000%	9/1/34		26,130	29,548
	California GO	4.000%	9/1/34		4,725	5,343
	California GO	5.000%	9/1/34		21,075	25,515
	California GO	3.000%	10/1/34		4,150	4,380
	California GO	5.000%	10/1/34		9,200	10,766
	California GO	5.000%	11/1/34		7,000	8,845
	California GO	5.000%	4/1/35		39,400	45,417
	California GO	5.000%	8/1/35		10,000	11,841
	California GO	5.000%	8/1/35		9,015	10,871
	California GO	4.000%	9/1/35		3,390	3,823
	California GO	5.000%	9/1/35		9,885	11,942
	California GO	3.000%	10/1/35		9,185	9,647
	California GO	5.000%	10/1/35		17,500	20,925
	California GO	5.000%	11/1/35		3,810	4,716
	California GO	5.000%	11/1/35		1,000	1,238

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California GO	5.000%	4/1/36	16,375	18,861
	California GO	5.000%	9/1/36	10,705	12,905
	California GO	3.000%	10/1/36	9,000	9,424
	California GO	4.000%	10/1/36	2,395	2,807
	California GO	4.000%	11/1/36	7,000	7,986
	California GO	5.000%	11/1/36	17,000	21,363
	California GO	5.000%	11/1/36	4,180	5,165
	California GO	5.000%	4/1/37	21,895	25,209
	California GO	4.000%	9/1/37	350	369
	California GO	3.000%	10/1/37	8,250	8,616
	California GO	4.000%	10/1/37	5,000	5,836
	California GO	5.000%	11/1/37	7,000	8,763
	California GO	5.000%	11/1/37	10,050	12,376
	California GO	3.700%	12/1/37	3,370	3,695
	California GO	5.000%	4/1/38	10,000	11,500
	California GO	4.000%	10/1/39	10,125	11,751
	California GO	5.000%	11/1/39	7,000	8,733
	California GO PUT	4.000%	12/1/21	21,905	22,857
1	California GO TOB VRDO	1.080%	12/6/19	2,825	2,825
1	California GO TOB VRDO	1.250%	12/6/19	4,750	4,750
1	California GO TOB VRDO	1.250%	12/6/19	7,000	7,000
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/20	1,075	1,086
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/22	1,200	1,277
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/23	1,810	1,977
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/24	3,325	3,719
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/25	3,025	3,454
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	6,375
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/26	2,190	2,544
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,237
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/27	4,105	4,653
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28	1,240	1,393
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,344
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/31	2,130	2,347
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/32	2,390	2,624
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33	24,585	25,981
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33	5,040	5,515
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/34	3,000	3,274

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/35	3,200	3,482
California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	3.000%	3/1/24	11,000	11,632
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,760	4,802
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,830	4,002
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,135	8,543
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/23	1,605	1,685
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	19,964
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	7,867
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,130	2,191
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,015	2,155
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,980	8,542
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	8,829
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,760	2,127
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	14,100	15,787
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/36	12,500	13,966
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,864
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,420	1,561
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,149
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	4,000	4,393
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	8,790	9,649
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/32	365	440
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/33	620	746
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	4.000%	8/15/34	820	909
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/35	3,650	4,371
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/36	4,100	4,898
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/37	1,335	1,590

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/28	700	910
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	4.000%	11/1/29	1,000	1,230
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/30	1,000	1,313
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/31	2,000	2,145
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/31	1,000	1,308
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/33	1,310	1,694
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/34	1,200	1,550
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	4.000%	11/1/35	240	280
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	4.000%	11/1/36	150	175
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	4.000%	11/1/37	270	313
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	4.000%	11/1/38	365	422
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	476
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	960
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	834
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	340
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	883
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	770
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,455	1,569
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,520	1,696
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,895
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,525	2,811

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/27	2,000	2,220
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/27	500	592
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/28	575	679
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/29	1,750	2,063
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/30	1,500	1,764
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/31	875	1,027
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,806
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/34	700	818
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/35	4,020	4,428
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/35	800	934
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/36	1,255	1,462
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/37	800	931
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/38	1,185	1,376
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/39	750	870
1	California Health Facilities Financing Authority Revenue (City of Hope Medical Center) TOB VRDO	1.200%	12/6/19	8,000	8,000
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/20	1,715	1,723
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/27	1,250	1,574
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/28	3,000	3,568
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/29	1,000	1,187
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30	2,205	2,601
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30	1,500	1,856
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/31	5,930	6,955
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/32	2,610	3,059
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/33	3,295	3,854
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/33	3,105	3,792
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/34	3,310	3,866

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/34		2,510	3,060
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/35		4,020	4,689
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/35		3,500	4,261
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/36		3,000	3,635
1	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB VRDO	1.100%	12/6/19		8,000	8,000
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27		22,385	28,678
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38		25,310	28,529
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		5,000	5,548
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		40,000	44,382
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		36,280	47,416
1	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.070%	12/6/19		10,200	10,200
1	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.120%	12/6/19		5,500	5,500
1	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.150%	12/6/19	LOC	7,435	7,435
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/21		950	1,014
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/21		505	539
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/22		560	620
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/22		365	403
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/23		340	389
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/29		1,550	1,801
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/30		1,680	2,038
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/31		1,300	1,571
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/32		1,780	2,143

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/33	1,610	1,933
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	4.000%	8/15/34	1,500	1,608
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/34	400	491
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/35	550	674
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/36	1,050	1,284
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.100%	12/6/19	11,395	11,395
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.100%	12/6/19	2,060	2,060
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.130%	12/6/19	2,223	2,223
1	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	1.130%	12/6/19	4,000	4,000
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/24	850	1,007
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/25	425	503
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/26	775	917
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/20	1,845	1,889
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/21	1,095	1,153
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/21	1,055	1,131
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,430
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/22	2,450	2,726
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,561
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,552
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/20	300	307
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/21	465	495

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/22	175	193
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/24	370	434
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/25	500	603
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/26	750	904
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/28	880	1,057
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/29	855	1,025
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/31	870	1,030
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,078
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,179
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,158
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,676
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,840
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/33	5,045	5,866
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,558
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	5.000%	10/1/30	2,015	2,458
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	5.000%	10/1/31	2,200	2,672
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/34	2,250	2,511
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/35	8,010	8,918
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36	3,425	3,805
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20	19,405	19,424

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	2.000%	10/1/25		16,000	16,570
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25		50,000	60,156
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/27		19,500	24,473
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/20		500	514
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.500%	8/15/26		6,000	6,431
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/31		2,865	3,040
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/25		760	818
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/27		860	924
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/28		1,175	1,261
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/32		1,000	1,071
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/29		4,995	5,642
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33		6,485	7,296
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20		12,500	12,904
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.250%	11/15/20	(Prere.)	2,000	2,081
California Health Facilities Financing Authority Revenue (Stanford Hospital)	4.000%	8/15/21		2,250	2,364
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/23		1,855	2,054
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/20		2,200	2,262
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/20	(Prere.)	4,750	4,900
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	5,000	5,171
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/21		1,320	1,410
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/21		500	539
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/21		3,930	4,236
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/22		1,185	1,267
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/22		200	223
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/22		2,075	2,319

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/23	300	347
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/23	2,500	2,888
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24	420	501
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24	1,075	1,282
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24	2,500	2,981
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25	485	594
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25	650	797
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25	2,510	3,076
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26	400	488
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26	1,085	1,362
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26	2,750	3,452
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/27	525	638
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/27	1,000	1,281
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28	540	654
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,555
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28	820	1,045
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29	875	1,084
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30	1,180	1,455
California Health Facilities Financing Authority Revenue (Sutter Health)	5.250%	8/15/31	5,555	5,939
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31	1,225	1,507
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31	1,335	1,681
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32	1,425	1,749
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32	1,800	2,258
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33	1,000	1,195
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33	3,580	4,386
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34	4,000	4,891
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35	3,195	3,889

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35		5,000	6,202
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35		7,000	8,695
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36		3,090	3,742
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36		3,625	4,477
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36		6,725	8,306
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37		5,100	6,255
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37		24,295	29,798
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/38		5,000	6,119
1	California Health Facilities Financing Authority Revenue TOB VRDO	1.320%	12/6/19	LOC	20,000	20,000
	California Housing Finance Agency Revenue	4.250%	1/15/35		6,283	7,321
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/20		200	205
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/21		600	638
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/22		455	500
	California Infrastructure & Economic Development Bank Revenue	4.000%	10/1/22		1,000	1,085
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/22		1,785	1,987
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/22		8,000	8,906
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/23		250	284
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/23		1,850	2,130
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/23		4,000	4,606
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/24		610	713
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/24		1,175	1,396
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/24		1,300	1,545
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/25		1,525	1,866
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/25		5,000	6,119
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/26		800	983
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/26		1,510	1,896
	California Infrastructure & Economic Development Bank Revenue	5.000%	2/1/27		1,505	1,669

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/27	1,775	2,177
	California Infrastructure & Economic Development Bank Revenue	4.000%	7/1/29	985	1,125
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/32	125	143
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/21	810	871
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/29	1,500	1,712
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/34	1,235	1,394
2	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, 70% of 1M USD LIBOR + 0.380%	1.570%	8/1/21	8,160	8,152
	California Infrastructure & Economic Development Bank Revenue (Independent System Operator Corp. Project)	5.000%	2/1/34	10,000	11,043
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/26	860	1,062
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/27	840	1,034
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/28	595	730
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/29	1,000	1,224
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/31	1,760	1,991
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/32	1,615	1,950
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/34	715	797
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/35	750	833
	California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/28	1,105	1,364

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/29	740	908
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/30	1,095	1,336
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/31	1,225	1,489
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/32	1,140	1,382
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/33	1,110	1,343
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/34	2,850	3,439
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/20	1,070	1,087
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/21	1,000	1,055
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/22	1,500	1,641
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/23	1,150	1,299
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/24	1,300	1,510
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/25	1,365	1,628
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/26	1,430	1,747
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/26	1,245	1,521
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/27	1,500	1,850
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/30	1,500	1,824
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/31	1,000	1,209
California Infrastructure & Economic Development Bank Revenue (Segerstrom Center for the Arts Project)	5.000%	1/1/25	11,105	13,110

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/37	2,500	3,109
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/20	865	879
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/21	900	932
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/21	1,130	1,192
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/22	690	727
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/22	325	353
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/23	400	446
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/24	1,025	1,159
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/26	1,130	1,329
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/30	1,000	1,129
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/31	600	703
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/37	1,000	1,061
California Municipal Finance Authority Multifamily Housing Revenue (Park Western Housing LP)	2.650%	8/1/36	13,714	13,686
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,610	1,909
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,370	6,545
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,378
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,662
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,842

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/20	1,760	1,778
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/21	1,300	1,353
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/22	1,000	1,069
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/23	1,285	1,408
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/24	1,325	1,485
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/25	1,180	1,348
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	3,530	3,912
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/21	375	400
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/22	130	143
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/24	375	436
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/25	305	363
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	660	739
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	410	497
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/30	585	706
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/30	500	558
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/31	2,140	2,575
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/32	1,190	1,426
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/34	570	680
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/35	1,100	1,310
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/36	645	766
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/21	195	208
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/23	340	384
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/24	275	319
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/25	275	326
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/26	300	363
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/27	900	1,107
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/28	900	1,129

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/29	450	561
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/30	225	278
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/31	225	277
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/33	450	551
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/35	225	274
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/37	300	363
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/32	505	605
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/37	250	297
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/20	2,005	2,017
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/20	1,625	1,635
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	1,000	1,044
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	2,200	2,298
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	1,000	1,081
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	500	541
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	1,000	1,117
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	835	932
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/24	500	575
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/24	3,435	3,948
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/25	650	768
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/25	1,700	2,009

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/26		700	824
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/26		2,200	2,659
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/27		600	704
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/27		1,500	1,846
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/28		750	877
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/29		1,895	2,209
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/31		3,470	4,019
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/32		3,655	4,226
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/32		3,620	4,321
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/33		3,835	4,426
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/33		3,225	3,835
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/34		4,035	4,651
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/34		4,250	5,039
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/35		4,000	4,603
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/35		4,675	5,525
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/36		2,000	2,358
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/37		1,700	1,995
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.125%	7/1/20	(Prere.)	2,150	2,201

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/24	1,000	1,149
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25	1,350	1,587
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25	1,490	1,751
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	700	851
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/28	1,365	1,650
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/29	1,520	1,830
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/30	1,000	1,197
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/30	770	921
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,191
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,191
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/32	900	1,068
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,500	1,774
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,030	1,218
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/34	1,575	1,859
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/35	2,000	2,355
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/35	1,745	2,055
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,800	2,114
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,900	2,232
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/37	1,510	1,769
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/25	650	756
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/26	1,975	2,345
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/27	1,170	1,415
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/28	755	928
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/29	500	611
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/30	600	729
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/31	1,020	1,235
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/32	855	1,033

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/33	700	844
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/34	1,100	1,324
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/36	1,935	2,318
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/37	1,000	1,194
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/26	630	787
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,193
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,792
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,712
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,793
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	4.000%	11/1/22	1,000	1,066
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	4.000%	11/1/23	2,465	2,677
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,124
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,099
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,150
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,174
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,174
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,193
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,193
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,500	1,775
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,000	1,210
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,764
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	3,500	4,298
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,481
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/30	1,600	1,860
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/31	1,410	1,656
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/36	8,960	10,416
California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/32	1,185	1,490

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/33	510	638
	California Municipal Finance Authority Revenue (Pomona College)	4.000%	1/1/37	1,400	1,595
	California Municipal Finance Authority Revenue (Pomona College)	4.000%	1/1/38	1,835	2,083
	California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/24	300	348
	California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/25	400	474
	California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/26	475	574
	California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/27	650	799
	California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/28	450	562
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/20	300	306
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/21	365	386
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/22	250	273
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/23	625	704
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/24	360	417
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/25	1,000	1,189
	California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/27	2,565	3,191
	California Municipal Finance Authority Revenue (University of San Diego)	1.750%	8/1/26	6,750	6,750
	California Municipal Finance Authority Revenue (University of San Diego)	5.000%	10/1/36	1,000	1,272
	California Municipal Finance Authority Revenue (University of San Diego)	5.000%	10/1/37	600	760
	California Municipal Finance Authority Revenue (University of San Diego)	5.000%	10/1/38	1,000	1,263
	California Municipal Finance Authority Revenue (University of San Diego)	5.000%	10/1/39	835	1,052
2	California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	1.300%	1/2/20	37,095	37,097
	California Municipal Finance Authority Student Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/35	1,270	1,436
	California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/22	700	763
	California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/23	1,250	1,404

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/23	(15)	400	451
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/24	(15)	435	505
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/25		2,425	2,861
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/25	(15)	500	595
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/26		2,550	3,069
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/26	(15)	570	693
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/27		1,925	2,358
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/27	(15)	1,000	1,238
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/28	(15)	1,385	1,736
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/29		1,500	1,873
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/29		1,000	1,261
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/30		3,045	3,773
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/31		3,000	3,699
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/31		3,820	4,799
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/32		500	625
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/33		1,450	1,802
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/35		2,000	2,426
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/35		2,265	2,795
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/36		2,530	3,113
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/38		2,300	2,764
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/38		1,265	1,546
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/39		1,470	1,791
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/31	(15)	1,455	1,737
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/36	(15)	1,805	2,131
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/29		700	816
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/30		500	580

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/31	535	619
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/32	500	577
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/33	500	576
California Public Works Board Lease Revenue	5.000%	3/1/21	1,800	1,889
California Public Works Board Lease Revenue	5.000%	10/1/21	7,620	8,168
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,740
California Public Works Board Lease Revenue	5.000%	10/1/22	5,860	6,503
California Public Works Board Lease Revenue	5.000%	10/1/28	13,840	17,419
California Public Works Board Lease Revenue	5.000%	10/1/29	12,260	15,359
California Public Works Board Lease Revenue	5.000%	11/1/33	3,250	3,964
California Public Works Board Lease Revenue	5.000%	9/1/34	19,120	22,171
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/20	4,180	4,262
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20	5,655	5,840
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/21	7,680	8,132
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/21	1,425	1,527
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/21	5,945	6,372
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/22	4,440	4,857
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22	9,425	10,340
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/22	3,230	3,574
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/22	1,500	1,665
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/22	6,250	6,936
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/23	5,295	5,983
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/23	2,350	2,691
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/23	3,285	3,761
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/24	5,560	6,474
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/24	4,330	5,092
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/24	1,955	2,305
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25	3,140	3,769
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/26	5,775	7,090
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/26	1,700	1,994
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/27	6,435	8,074

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	12/1/27		455	549
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/31		5,000	5,802
California Public Works Board Lease Revenue (Department of Corrections)	3.000%	10/1/31	(4)	1,050	1,115
California Public Works Board Lease Revenue (Department of Corrections)	5.750%	10/1/31		6,000	6,493
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/32		5,025	5,831
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/32		5,015	5,891
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/33		5,000	5,797
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/33		3,000	3,521
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		25,000	27,792
California Public Works Board Lease Revenue (Department of Corrections)	3.000%	10/1/36	(4)	3,480	3,598
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/39		175	201
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/28		5,865	6,608
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/29		8,975	10,099
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24		400	430
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/25		1,525	1,708
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/25		50	59
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		1,575	1,703
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/26		1,600	1,791
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27		7,000	7,527
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28		2,860	3,197
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		4,980	5,353
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		2,500	2,793
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29		5,000	5,372
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/32		3,200	3,563
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33		1,650	1,836
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/21	(ETM)	1,650	1,773
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/27		2,635	3,300

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/28		4,000	4,983
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/29		5,235	6,493
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/30		2,435	3,007
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/32		2,000	2,454
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/33		500	612
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/34		2,575	3,146
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/20		10,050	10,081
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20		4,160	4,214
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20		5,865	5,961
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/20		1,600	1,663
4	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	5,000	5,402
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(ETM)	5,400	5,834
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(Prere.)	2,645	2,858
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21		2,965	3,197
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21		1,110	1,197
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		2,975	3,254
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		2,620	2,866
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/22	(Prere.)	3,000	3,334
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/22	(Prere.)	3,000	3,334
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22		1,600	1,781
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/22		1,195	1,334
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		4,180	4,546
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23		2,765	3,124
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23		1,035	1,148
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/24		2,890	3,365
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/24		2,055	2,279
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/24		10	11

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/25	3,610	4,002
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	6,998
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/26	3,205	3,935
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	12,422
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	6,228
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	4,203
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	6,407
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/28	4,395	5,220
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	20,044
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/29	1,175	1,394
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,694
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	17,137
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/30	1,250	1,482
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	5,595	6,471
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,824
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/31	7,150	8,264
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/32	14,895	16,918
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,604
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	12,658
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/33	4,670	5,390
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/36	2,285	2,910
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37	5,000	5,406
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	5,935	7,527
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/38	1,235	1,562
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/38	915	1,031
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/39	2,000	2,523
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/22	1,545	1,676

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/23	800	890
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/24	350	398
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/36	2,250	2,526
California School Finance Authority Revenue (Educational Facilities)	5.000%	6/1/40	1,500	1,704
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	4.000%	7/1/23	635	692
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	4.000%	7/1/24	660	734
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	4.000%	7/1/25	685	775
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	4.000%	7/1/26	715	820
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	4.000%	7/1/28	770	875
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	5.000%	7/1/30	835	990
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	5.000%	7/1/32	460	542
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	5.000%	7/1/33	485	569
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	5.000%	7/1/34	510	596
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/21	275	290
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/22	335	365
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/23	345	387
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/24	320	368
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/25	150	176
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/26	150	179
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/27	160	194
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/28	190	233
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/38	2,000	2,363

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/22	100	109
	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/23	100	111
	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/24	130	148
	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/25	100	116
	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/26	105	125
	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/27	110	133
	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/28	160	196
	California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/29	330	410
	California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,732
5	California State University Systemwide Revenue	5.000%	11/1/20	8,855	9,107
5	California State University Systemwide Revenue	5.000%	11/1/21	6,310	6,726
	California State University Systemwide Revenue	5.000%	11/1/22	1,545	1,724
5	California State University Systemwide Revenue	5.000%	11/1/22	2,500	2,759
	California State University Systemwide Revenue	5.000%	11/1/23	4,020	4,329
5	California State University Systemwide Revenue	5.000%	11/1/23	1,500	1,709
	California State University Systemwide Revenue	5.000%	11/1/24	2,935	3,160
	California State University Systemwide Revenue	5.000%	11/1/24	4,505	5,367
	California State University Systemwide Revenue	5.000%	11/1/25	1,255	1,540
5	California State University Systemwide Revenue	5.000%	11/1/25	1,180	1,425
5	California State University Systemwide Revenue	5.000%	11/1/26	1,400	1,730
	California State University Systemwide Revenue	5.000%	11/1/27	5,740	6,174
	California State University Systemwide Revenue	5.000%	11/1/27	2,130	2,601
5	California State University Systemwide Revenue	5.000%	11/1/27	1,500	1,890
	California State University Systemwide Revenue	5.000%	11/1/28	5,000	5,925
	California State University Systemwide Revenue	5.000%	11/1/28	2,635	3,211
5	California State University Systemwide Revenue	5.000%	11/1/28	500	641
	California State University Systemwide Revenue	4.000%	11/1/29	6,675	7,154

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	California State University Systemwide Revenue	5.000%	11/1/29	600	783
	California State University Systemwide Revenue	5.000%	11/1/30	2,920	3,535
4	California State University Systemwide Revenue	5.000%	11/1/30	2,065	2,527
5	California State University Systemwide Revenue	5.000%	11/1/30	600	777
	California State University Systemwide Revenue	4.000%	11/1/31	10,385	11,081
	California State University Systemwide Revenue	5.000%	11/1/31	8,900	10,477
	California State University Systemwide Revenue	5.000%	11/1/31	10,080	12,166
	California State University Systemwide Revenue	5.000%	11/1/31	8,350	10,185
5	California State University Systemwide Revenue	5.000%	11/1/31	400	515
	California State University Systemwide Revenue	4.000%	11/1/32	17,275	18,410
	California State University Systemwide Revenue	5.000%	11/1/32	12,995	15,619
	California State University Systemwide Revenue	5.000%	11/1/32	5,090	6,186
	California State University Systemwide Revenue	5.000%	11/1/32	6,105	7,605
	California State University Systemwide Revenue	5.000%	11/1/33	11,980	13,973
	California State University Systemwide Revenue	5.000%	11/1/33	5,775	6,930
	California State University Systemwide Revenue	5.000%	11/1/33	10,155	12,309
	California State University Systemwide Revenue	5.000%	11/1/33	6,335	7,867
	California State University Systemwide Revenue	4.000%	11/1/34	10,025	11,363
	California State University Systemwide Revenue	5.000%	11/1/34	6,175	7,192
	California State University Systemwide Revenue	5.000%	11/1/34	5,000	6,180
	California State University Systemwide Revenue	5.000%	11/1/34	8,560	10,913
	California State University Systemwide Revenue	4.000%	11/1/35	10,915	12,310
	California State University Systemwide Revenue	5.000%	11/1/35	6,775	7,878
	California State University Systemwide Revenue	5.000%	11/1/35	13,205	15,748
	California State University Systemwide Revenue	5.000%	11/1/35	8,000	9,865
	California State University Systemwide Revenue	5.000%	11/1/35	5,000	6,337
	California State University Systemwide Revenue	5.000%	11/1/36	3,050	3,667

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State University Systemwide Revenue	5.000%	11/1/36	1,415	1,737
California State University Systemwide Revenue	5.000%	11/1/36	10,535	13,298
California State University Systemwide Revenue	5.000%	11/1/37	3,855	4,715
California State University Systemwide Revenue	5.000%	11/1/37	10,405	13,083
California State University Systemwide Revenue	5.000%	11/1/37	20,430	22,562
California State University Systemwide Revenue	5.000%	11/1/38	5,495	6,882
California State University Systemwide Revenue	5.000%	11/1/39	495	629
California State University Systemwide Revenue PUT	4.000%	11/1/21	23,465	24,391
California State University Systemwide Revenue PUT	4.000%	11/1/23	19,435	21,250
California State University Systemwide Revenue PUT	1.600%	11/1/26	27,025	27,260
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/26	1,070	1,267
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/27	1,900	2,291
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/28	3,000	3,677
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/29	3,140	3,854
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/24	1,000	1,085
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/29	1,650	1,844
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	4,084
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	4.000%	3/1/20	750	756
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/22	1,500	1,630
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,535	1,725
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	145	163

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/24	1,095	1,270
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/24	200	232
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/25	765	912
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/25	410	489
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/26	1,500	1,832
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/26	460	562
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/27	615	767
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/28	575	732
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/29	1,035	1,299
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/30	850	1,060
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/30	6,380	7,636
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/31	700	869
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/32	5,000	5,932
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/32	800	986
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/34	1,000	1,224
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/35	1,475	1,798
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	3.500%	3/1/38	625	658
California Statewide Communities Development Authority Revenue (Adventist Health System/West) PUT	5.000%	3/1/27	7,000	8,527

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	4.000%	11/1/21		215	223
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/22		225	243
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/23		235	260
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.000%	11/1/24		245	254
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.000%	11/1/25		215	224
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.125%	11/1/26		265	279
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/27		270	315
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/20	(4)	210	218
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/21	(4)	200	216
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/22	(4)	200	223
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/23	(4)	400	461
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/24	(4)	500	594
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/27	(4)	1,660	1,956
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/28	(4)	900	1,057
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/34	(4)	2,500	2,901
California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners)	4.300%	12/13/19	(14)	6,800	6,800
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/20		100	103
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	4.000%	11/1/21		345	363

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/22	375	415
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/23	275	314
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24	355	417
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/25	355	415
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/26	325	379
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/27	750	871
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/28	1,310	1,517
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/29	700	809
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/30	1,040	1,197
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.250%	11/1/30	11,500	11,910
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/31	1,100	1,263
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/32	1,690	1,938
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/30	2,500	3,011
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/31	4,040	4,843
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/33	4,000	4,776
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/34	4,795	5,710
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/35	1,000	1,188
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/27	815	886

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/32	680	734
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/20	240	243
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/21	170	178
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/22	120	130
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/23	410	457
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/25	160	189
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/26	350	422
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/27	160	197
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/28	420	514
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/29	470	574
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/32	255	285
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/34	350	387
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/36	630	690
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/37	650	707
California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.000%	7/1/24	500	543
California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.000%	7/1/29	900	1,043
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	325	332
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	330	337

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	275	291
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	305	323
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22	250	274
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22	420	460
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/23	665	749
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/23	300	338
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/24	800	927
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/24	300	347
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/25	1,140	1,318
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/25	300	356
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/26	1,010	1,165
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/26	325	394
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/27	2,020	2,323
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/28	3,000	3,438
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/29	3,000	3,429
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/30	4,575	5,226
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/31	4,000	4,571
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/32	3,790	4,327

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/33	2,500	2,849
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/34	2,000	2,276
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/36	590	715
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/37	500	603
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/38	710	855
1	California Statewide Communities Development Authority Revenue (John Muir Health) PUT	4.000%	8/15/24	19,815	22,090
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	31,995	41,816
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	6,725	8,789
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/26	300	352
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/27	1,000	1,160
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/27	325	386
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	285	340
	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.250%	12/1/29	14,865	16,946
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/24	150	175
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/25	250	300
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/26	370	453
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/27	275	343
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/28	300	378

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/29	360	451
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/30	250	312
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/31	400	496
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/32	480	593
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/33	450	555
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/20	1,400	1,440
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/21	1,030	1,100
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/22	765	846
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/23	525	600
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/24	760	896
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/25	1,000	1,212
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/26	1,015	1,261
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/27	1,000	1,269
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/28	780	1,010
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/20	500	514
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,163
California Statewide Communities Development Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,018
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	12,924

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/25	100	121
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/26	175	217
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/27	205	260
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/28	100	129
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/29	365	469
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/30	275	351
California Statewide Communities Development Authority Revenue (Viamonte Senior Living Project)	3.000%	7/1/25	8,000	8,150
California Statewide Communities Development Authority Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,190
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20	500	509
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/21	825	870
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/22	2,515	2,730
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/23	1,250	1,398
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/24	1,250	1,434
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25	2,000	2,348
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26	3,410	4,083

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27	2,015	2,401
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/28	5,000	5,929
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/29	2,000	2,361
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.125%	5/15/31	9,250	9,768
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/32	2,475	2,892
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/33	3,375	3,935
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/34	1,750	2,036
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/35	2,000	2,322
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/27	1,500	1,829
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/28	1,550	1,880
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/29	900	1,086
Campbell CA Union High School District GO	5.000%	8/1/33	2,100	2,558
Campbell CA Union High School District GO	5.000%	8/1/34	2,500	3,037
Campbell CA Union High School District GO	5.000%	8/1/35	4,095	4,964
Campbell CA Union High School District GO	5.000%	8/1/36	5,000	6,041
Campbell CA Union High School District GO	4.000%	8/1/37	5,000	5,624
Carlsbad CA Unified School District GO	4.000%	5/1/30	5,220	6,189
Carlsbad CA Unified School District GO	4.000%	5/1/32	575	670
Carlsbad CA Unified School District GO	4.000%	5/1/33	690	796
Carlsbad CA Unified School District GO	4.000%	5/1/34	685	785
Carlsbad CA Unified School District GO	3.000%	8/1/35	1,100	1,162

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Carlsbad CA Unified School District GO	3.000%	8/1/36		1,180	1,239
Carlsbad CA Unified School District GO	3.000%	8/1/37		1,295	1,354
Carlsbad CA Unified School District GO	3.000%	8/1/38		1,415	1,471
Carlsbad CA Unified School District GO	3.000%	8/1/39		1,545	1,596
Carson CA Redevelopment Agency Tax Allocation Revenue (Carson Merged & Amended Project Area)	5.000%	10/1/22		1,130	1,254
Carson CA Redevelopment Agency Tax Allocation Revenue (Carson Merged & Amended Project Area)	5.000%	10/1/23		1,170	1,340
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/20	(4)	785	810
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/21	(4)	850	909
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	(4)	600	666
Castro Valley CA Unified School District GO	4.000%	8/1/33		750	864
Castro Valley CA Unified School District GO	4.000%	8/1/34		750	861
Castro Valley CA Unified School District GO	4.000%	8/1/35		390	446
Centinela Valley CA Union High School District GO	4.000%	8/1/30	(4)	2,390	2,726
Centinela Valley CA Union High School District GO	4.000%	8/1/31	(4)	1,885	2,137
Centinela Valley CA Union High School District GO	4.000%	8/1/32	(4)	3,355	3,795
Centinela Valley CA Union High School District GO	4.000%	8/1/33	(4)	1,410	1,592
Centinela Valley CA Union High School District GO	4.000%	8/1/34	(4)	5,465	6,158
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.250%	7/1/20	(ETM)	1,225	1,256
Cerritos CA Community College District GO	0.000%	8/1/20		500	496
Cerritos CA Community College District GO	0.000%	8/1/22		500	482
Cerritos CA Community College District GO	0.000%	8/1/23		500	474
Cerritos CA Community College District GO	4.000%	8/1/30		3,480	3,891
Cerritos CA Community College District GO	4.000%	8/1/32		2,260	2,506
Chabot-Las Positas CA Community College District GO	5.000%	8/1/23		2,225	2,549
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27		2,525	2,873
Chabot-Las Positas CA Community College District GO	5.000%	8/1/29		2,125	2,415
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		7,500	8,507
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31		7,500	8,493
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32		13,000	14,696
Chabot-Las Positas CA Community College District GO	4.000%	8/1/33		575	659

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/33		250	282
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/34		625	715
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/34		9,940	11,200
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/35		600	680
	Chaffey CA Community College District GO	5.000%	6/1/31		150	174
	Chaffey CA Community College District GO	5.000%	6/1/32		4,700	5,457
	Chaffey CA Union High School District GO	0.000%	8/1/20		400	397
	Chaffey CA Union High School District GO	0.000%	8/1/21		500	489
	Chaffey CA Union High School District GO	0.000%	8/1/22		500	482
	Chaffey CA Union High School District GO	0.000%	8/1/23		600	569
	Chaffey CA Union High School District GO	0.000%	8/1/24		500	466
	Chaffey CA Union High School District GO	0.000%	8/1/25		655	595
	Chaffey CA Union High School District GO	0.000%	8/1/26		1,430	1,245
	Chaffey CA Union High School District GO	0.000%	8/1/28		2,000	1,584
	Chico CA Unified School District GO	4.000%	8/1/21		1,200	1,261
	Chico CA Unified School District GO	4.000%	8/1/22		410	443
	Chico CA Unified School District GO	4.000%	8/1/23		450	500
	Chico CA Unified School District GO	5.000%	8/1/29		210	254
	Chico CA Unified School District GO	5.000%	8/1/30		330	398
	Chico CA Unified School District GO	5.000%	8/1/31		425	511
	Chico CA Unified School District GO	5.000%	8/1/32		385	462
	Chico CA Unified School District GO	5.000%	8/1/33		750	898
	Chico CA Unified School District GO	4.000%	8/1/36		2,025	2,238
	Chico CA Unified School District GO	4.000%	8/1/37		2,200	2,418
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/24	(4)	675	796
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/25	(4)	1,000	1,214
	Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	(15)	1,195	1,386
	Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	1,170	1,342
	Chula Vista CA Elementary School District BAN	0.000%	8/1/23		4,500	4,314
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/20		1,185	1,220
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/21		2,500	2,672
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23		2,615	2,963
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24		3,225	3,681
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25		3,495	4,016
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26		3,685	4,224
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27		970	1,109
3	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/33		1,000	968

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
3	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/35		3,150	3,036
	Clovis CA Unified School District GO	0.000%	8/1/26	(14)	450	400
	Clovis CA Unified School District GO	0.000%	8/1/28	(14)	3,000	2,519
	Clovis CA Unified School District GO	0.000%	8/1/30	(14)	12,330	9,686
	Clovis CA Unified School District GO	0.000%	8/1/32		4,185	2,944
	Clovis CA Unified School District GO	0.000%	8/1/33		2,700	1,819
	Clovis CA Unified School District GO	0.000%	8/1/34		2,000	1,287
	Clovis CA Unified School District GO	0.000%	8/1/35		2,775	1,708
	Clovis CA Wastewater System Revenue	5.000%	8/1/27	(15)	1,090	1,380
	Clovis CA Wastewater System Revenue	5.000%	8/1/28	(15)	1,000	1,260
	Clovis CA Wastewater System Revenue	5.000%	8/1/31	(15)	1,380	1,713
	Clovis CA Wastewater System Revenue	5.000%	8/1/33	(15)	1,780	2,199
	Clovis CA Wastewater System Revenue	5.000%	8/1/34	(15)	1,000	1,233
	Clovis CA Wastewater System Revenue	5.000%	8/1/35	(15)	1,000	1,230
	Clovis CA Wastewater System Revenue	5.000%	8/1/36	(15)	2,165	2,657
	Clovis CA Wastewater System Revenue	5.000%	8/1/37	(15)	1,265	1,547
1	Coachella Valley CA Unified School District TOB VRDO	1.220%	12/6/19	(15)	7,500	7,500
	Coast CA Community College District GO	0.000%	8/1/33		8,000	5,016
	Coast CA Community College District GO	5.000%	8/1/33		3,000	3,570
5	Coast CA Community College District GO	3.000%	8/1/36		1,000	1,039
5	Coast CA Community College District GO	3.000%	8/1/37		1,000	1,034
5	Coast CA Community College District GO	3.000%	8/1/38		2,500	2,579
	Colton CA Joint Unified School District GO	5.000%	8/1/23	(4)	785	897
	Colton CA Joint Unified School District GO	5.000%	8/1/25	(4)	1,000	1,137
	Colton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	(15)	1,215	1,338
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/20		915	939
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/21		500	533
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22		335	369
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	605	687
	Commerce CA Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	(4)	1,595	1,928
	Compton CA Community College District GO	5.000%	8/1/31	(15)	1,000	1,191
	Compton CA Unified School District COP	4.000%	6/1/21	(15)	50	52
	Compton CA Unified School District COP	4.000%	6/1/22	(15)	150	160
	Compton CA Unified School District COP	4.000%	6/1/23	(15)	215	235
	Compton CA Unified School District COP	4.000%	6/1/24	(15)	345	385
	Compton CA Unified School District COP	5.000%	6/1/25	(15)	405	482
	Compton CA Unified School District COP	5.000%	6/1/26	(15)	475	577
	Compton CA Unified School District COP	5.000%	6/1/27	(15)	555	688
	Compton CA Unified School District COP	5.000%	6/1/28	(15)	335	412
	Compton CA Unified School District COP	5.000%	6/1/29	(15)	275	336
	Compton CA Unified School District COP	5.000%	6/1/31	(15)	270	326

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Compton CA Unified School District COP	5.000%	6/1/32	(15)	530	637
Compton CA Unified School District COP	4.000%	6/1/33	(15)	250	280
Compton CA Unified School District COP	4.000%	6/1/34	(15)	325	363
Compton CA Unified School District COP	4.000%	6/1/35	(15)	400	445
Compton CA Unified School District COP	4.000%	6/1/36	(15)	400	443
Compton CA Unified School District COP	4.000%	6/1/38	(15)	550	606
Compton CA Unified School District COP	4.000%	6/1/39	(15)	575	632
Compton CA Unified School District GO	5.000%	6/1/25	(15)	785	945
Compton CA Unified School District GO	5.000%	6/1/26	(15)	835	1,030
Compton CA Unified School District GO	5.000%	6/1/27	(15)	745	940
Compton CA Unified School District GO	5.000%	6/1/28	(15)	1,140	1,427
Compton CA Unified School District GO	5.000%	6/1/29	(15)	1,000	1,245
Compton CA Unified School District GO	4.000%	6/1/30	(15)	2,200	2,547
Compton CA Unified School District GO	4.000%	6/1/31	(15)	2,065	2,379
Compton CA Unified School District GO	4.000%	6/1/32	(15)	1,925	2,209
Compton CA Unified School District GO	0.000%	6/1/33	(15)	1,000	684
Conejo Valley CA Unified School District GO	0.000%	8/1/21	(4)	2,000	1,956
Conejo Valley CA Unified School District GO	0.000%	8/1/22	(4)	2,750	2,649
Conejo Valley CA Unified School District GO	0.000%	8/1/23	(4)	2,500	2,370
Conejo Valley CA Unified School District GO	0.000%	8/1/24	(4)	3,000	2,791
Conejo Valley CA Unified School District GO	0.000%	8/1/25	(4)	3,380	3,050
Conejo Valley CA Unified School District GO	0.000%	8/1/26	(4)	3,500	3,017
Conejo Valley CA Unified School District GO	0.000%	8/1/27	(4)	3,000	2,462
Conejo Valley CA Unified School District GO	0.000%	8/1/28	(4)	2,290	1,787
Contra Costa CA Community College District GO	4.000%	8/1/22	(Prere.)	2,350	2,539
Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	3,000	3,437
Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	4,000	4,583
Contra Costa CA Community College District GO	5.000%	8/1/24		4,140	4,579
Contra Costa CA Community College District GO	3.000%	8/1/37		1,370	1,436
Contra Costa CA Community College District GO	3.000%	8/1/38		1,100	1,144
Contra Costa CA Community College District GO	3.000%	8/1/39		1,000	1,036
Contra Costa CA Community College District GO	4.000%	8/1/39		2,865	3,120
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/30		2,000	2,504
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/31		1,295	1,613
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/32		1,600	1,791
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/32		2,010	2,490
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/33		1,800	2,013
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/33		6,060	7,475
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/34		5,665	6,970

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Contra Costa County CA Public Financing Authority Lease Revenue	3.000%	6/1/20		1,000	1,010
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/20		800	816
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/21		800	848
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/22		600	660
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/23		1,130	1,287
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/23		2,410	2,743
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21		500	533
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		500	569
	Corona-Norco CA Unified School District GO	0.000%	8/1/20	(12)	1,825	1,810
	Corona-Norco CA Unified School District GO	0.000%	8/1/21	(12)	2,010	1,966
	Corona-Norco CA Unified School District GO	0.000%	8/1/22	(12)	1,700	1,639
	Corona-Norco CA Unified School District GO	0.000%	8/1/23	(12)	1,000	948
	Corona-Norco CA Unified School District GO	0.000%	8/1/25	(12)	1,325	1,205
	Corona-Norco CA Unified School District GO	0.000%	8/1/26	(12)	1,530	1,358
	Corona-Norco CA Unified School District GO	0.000%	8/1/27	(12)	1,500	1,298
	Corona-Norco CA Unified School District GO	0.000%	8/1/28	(12)	1,290	1,083
	Corona-Norco CA Unified School District GO	5.000%	8/1/32		200	253
	Corona-Norco CA Unified School District GO	4.000%	8/1/33		2,525	2,850
	Corona-Norco CA Unified School District GO	4.000%	8/1/33		2,000	2,258
	Corona-Norco CA Unified School District GO	5.000%	8/1/33		350	440
	Corona-Norco CA Unified School District GO	4.000%	8/1/34		350	405
	Corona-Norco CA Unified School District GO	4.000%	8/1/34		2,000	2,254
	Corona-Norco CA Unified School District GO	4.000%	8/1/34		3,000	3,380
	Corona-Norco CA Unified School District GO	4.000%	8/1/35		500	577
	Corona-Norco CA Unified School District GO	4.000%	8/1/36		675	775
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/23		1,145	1,309
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/24		1,325	1,512
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/25		2,525	2,876
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/27		1,000	1,135
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/28		1,590	1,801
1	Cotati-Rohnert Park CA Unified School District GO TOB VRDO	1.150%	12/6/19	(15)	11,000	11,000
	Covina-Valley CA Unified School District GO	5.000%	8/1/23	(Prere.)	2,000	2,288
	Covina-Valley CA Unified School District GO	5.000%	8/1/23	(Prere.)	2,250	2,574
	Cupertino CA Union School District GO	5.000%	8/1/23	(Prere.)	2,835	3,249
	Cupertino CA Union School District GO	5.000%	8/1/24	(Prere.)	100	118

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Cupertino CA Union School District GO	5.000%	8/1/32		480	588
	Cupertino CA Union School District GO	5.000%	8/1/33		545	666
	Cupertino CA Union School District GO	5.000%	8/1/34		245	298
1	Cupertino CA Union School District GO TOB VRDO	1.100%	12/6/19		8,870	8,870
	Del Mar CA Race Track Authority Revenue	4.000%	10/1/21		1,380	1,437
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/24		1,585	1,811
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/26		1,745	2,003
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/27		1,835	2,099
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/29		410	465
	Desert Sands CA Unified School District GO	5.000%	8/1/35		1,000	1,233
	Desert Sands CA Unified School District GO	4.000%	8/1/36		1,440	1,649
	Desert Sands CA Unified School District GO	4.000%	8/1/37		1,500	1,712
	Desert Sands CA Unified School District GO	4.000%	8/1/38		1,500	1,703
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/26		425	531
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/31		1,000	1,250
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/33		1,300	1,614
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/34		900	1,113
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/35		670	827
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/36		1,505	1,852
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/37		1,100	1,347
	East Bay CA Municipal Utility District Waste Water System Revenue	5.000%	6/1/35		8,455	10,094
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/20	(Prere.)	2,005	2,046
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/20	(Prere.)	16,020	16,347
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/25		6,690	8,106
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31		3,975	4,781
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/32		4,015	4,819
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/34		1,855	2,219
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/35		3,155	3,767
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/35		8,170	10,118
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/36		8,075	9,964
	East Bay CA Regional Park District GO	5.000%	9/1/28		385	386
5	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/22	(15)	1,500	1,621
5	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/24	(15)	1,005	1,154

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
5	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/25	(15)	1,150	1,355
5	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27	(15)	1,150	1,418
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/29	(4)	3,300	3,554
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/29		6,070	6,869
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/30	(4)	7,255	7,754
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/31	(4)	7,945	8,417
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	(4)	3,000	3,158
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/33	(4)	3,000	3,138
	East Side CA Union High School District Santa Clara County GO	4.000%	8/1/33		1,425	1,613
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/36	(4)	6,945	7,190
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/29		2,700	3,328
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/30		2,600	3,186
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/31		5,055	6,169
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/32		5,130	6,246
	Eastern California Municipal Water District Water & Sewer	5.000%	7/1/33		5,000	6,076
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/22		1,045	1,152
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/24		1,010	1,190
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/25		1,025	1,245
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/26		1,050	1,310
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/27		2,455	3,055
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/28		1,890	2,343
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/29		3,650	4,514
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/31		2,835	3,484
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/32		2,580	3,159
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/33		3,775	4,614
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/35		4,970	6,044
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/36		2,310	2,803

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	Eastern California Municipal Water District Water & Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	1.350%	10/1/21		12,000	11,995
	El Camino CA Community College District GO	0.000%	8/1/29		8,085	6,744
	El Camino CA Community College District GO	0.000%	8/1/32		10,000	7,613
	El Camino CA Community College District GO	0.000%	8/1/33		3,500	2,589
	El Camino CA Community College District GO	5.000%	8/1/34		1,100	1,330
	El Camino CA Healthcare District GO	4.000%	8/1/33		3,035	3,453
	El Dorado CA Irrigation District Revenue	4.750%	3/1/20	(4)	1,500	1,514
	El Dorado CA Irrigation District Revenue	5.000%	3/1/21	(4)	2,280	2,394
	El Dorado CA Irrigation District Revenue	5.000%	3/1/28	(4)	1,500	1,740
	El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	5,460	6,249
	El Dorado County CA Community Facilities District No. 92-1 Special Tax Revenue	5.000%	9/1/21		2,000	2,136
	El Dorado County CA Community Facilities District No. 92-1 Special Tax Revenue	4.000%	9/1/28		2,000	2,134
	El Dorado County CA Community Facilities District No. 92-1 Special Tax Revenue	4.000%	9/1/31		700	743
	Elk Grove CA Finance Authority Special Tax Revenue	4.000%	9/1/20		560	572
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/21		465	497
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/22		425	468
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/33	(15)	2,000	2,351
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/34	(15)	3,970	4,648
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/35	(15)	3,735	4,369
	Elk Grove CA Unified School District COP	3.000%	2/1/37	(15)	700	713
	Elk Grove CA Unified School District GO	5.000%	8/1/30		1,635	2,005
	Elk Grove CA Unified School District GO	5.000%	8/1/31		1,940	2,356
	Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/28		1,000	1,087
	Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/29		800	868
	Escondido CA GO	5.000%	9/1/22		765	849
	Escondido CA GO	5.000%	9/1/23		2,030	2,332
	Escondido CA GO	5.000%	9/1/24		825	979
	Escondido CA GO	5.000%	9/1/25		1,000	1,222
	Escondido CA Union High School District GO	0.000%	8/1/26	(12)	2,740	2,447
	Evergreen CA Elementary School District GO	0.000%	8/1/26	(12)	2,200	1,971
	Evergreen CA School District Election GO	4.000%	8/1/34		1,070	1,186
	Evergreen CA School District Election GO	4.000%	8/1/35		335	385
	Evergreen CA School District Election GO	4.000%	8/1/36		1,870	2,057
	Evergreen CA School District Election GO	4.000%	8/1/37		1,050	1,198
	Fairfield CA COP	0.000%	4/1/34	(10)	940	651
6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.050%	4/15/34		4,690	4,923
6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.350%	12/15/35		14,990	15,111
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/27		1,000	1,171

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/32		1,820	2,167
	Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26		1,725	1,971
	Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27		1,810	2,063
	Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28		1,900	2,161
	Foothill-De Anza CA Community College District GO	0.000%	8/1/32	(14)	17,000	12,942
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/20	(4)	3,930	3,923
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21	(4)	4,115	4,047
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/22	(4)	12,255	11,859
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/23	(4)	16,430	15,625
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/24	(4)	1,880	1,754
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33		5,000	5,841
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23		25,455	28,140
3	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.300% coupon rate effective 1/15/2024	0.000%	1/15/29	(4)	2,000	2,090
3	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.500% coupon rate effective 1/15/2024	0.000%	1/15/31	(4)	1,000	1,090
3	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.700% coupon rate effective 1/15/2024	0.000%	1/15/25		2,130	1,982
3	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.800% coupon rate effective 1/15/2024	0.000%	1/15/26		3,000	2,858
3	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.900% coupon rate effective 1/15/2024	0.000%	1/15/27		5,000	4,866
	Franklin-McKinley CA School District GO	0.000%	8/1/32	(4)	3,000	2,111
	Franklin-McKinley CA School District GO	0.000%	8/1/35	(4)	1,840	1,164
6	Freddie Mac ML-05	3.350%	11/25/33		7,975	8,682
	Fremont CA Public Financing Authority Revenue	4.000%	10/1/37		2,040	2,357
	Fremont CA Public Financing Authority Revenue	4.000%	10/1/38		2,875	3,312
	Fremont CA Unified School District GO	4.000%	8/1/29		1,070	1,196
	Fremont CA Unified School District GO	4.000%	8/1/30		1,415	1,577
	Fremont CA Unified School District GO	4.000%	8/1/31		1,790	1,986
	Fremont CA Unified School District GO	4.000%	8/1/32		2,195	2,428
	Fremont CA Unified School District GO	4.000%	8/1/33		2,630	2,903

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Fremont CA Unified School District GO	4.000%	8/1/34		3,105	3,416
	Fremont CA Union High School District GO	4.000%	8/1/32		1,000	1,110
	Fremont CA Union High School District GO	4.000%	8/1/34		2,085	2,299
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/20		1,000	1,013
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/21		3,750	3,940
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/22	(4)	540	588
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/23	(4)	2,610	2,932
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/24	(4)	1,710	1,977
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/25	(4)	1,600	1,892
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/26	(4)	1,650	1,998
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/27	(4)	1,315	1,624
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/28	(4)	1,495	1,837
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/29	(4)	1,025	1,255
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/30	(4)	745	908
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/31	(4)	3,045	3,685
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/32	(4)	1,500	1,812
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/34	(4)	2,460	2,946
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/36	(4)	2,055	2,444
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/37	(4)	1,200	1,422
1	Fresno CA Unified School District GO TOB VRDO	1.100%	12/6/19		6,650	6,650
	Fullerton CA Community Facilities District No. 1 Special Tax Revenue (Amerige Heights)	5.000%	9/1/26		1,000	1,095
	Fullerton CA Community Facilities District No. 1 Special Tax Revenue (Amerige Heights)	5.000%	9/1/32		1,600	1,749
	Garden Grove CA Unified School District GO	5.000%	8/1/23	(Prere.)	3,650	4,182
	Gavilan CA Joint Community College District GO	5.000%	8/1/32		4,200	5,011
	Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/23	(Prere.)	2,400	2,750
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	4.000%	12/1/22	(15)	1,575	1,713
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	4.000%	12/1/23	(15)	2,340	2,603

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	5.000%	12/1/24	(15)	1,605	1,903
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		1,885	1,922
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		3,355	3,414
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		1,000	1,057
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		2,785	2,930
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		5,875	6,212
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		555	587
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		3,670	3,979
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		10,075	11,022
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/23		7,500	8,360
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/24	(2)	4,800	4,493
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/24		11,505	13,153
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		8,570	9,947
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/26		19,935	23,568
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	6,745	5,902
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/27		14,810	17,797
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/28		4,285	5,124
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/29		8,480	9,538
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/29		9,045	10,752
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/30		19,750	23,751
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/30		4,765	5,344
Golden State Tobacco Securitization Corp. California Revenue	4.000%	6/1/31		5,140	5,727
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		4,605	5,486
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		3,160	3,721
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		10,275	12,062
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		6,195	7,353

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34		11,200	13,122
	Golden State Tobacco Securitization Corp. California Revenue	4.000%	6/1/35		1,170	1,294
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		3,605	4,212
1	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	1.200%	12/6/19	LOC	15,750	15,750
	Grossmont CA Union High School District GO	5.000%	8/1/22		1,275	1,410
	Grossmont CA Union High School District GO	0.000%	2/1/25	(4)	1,400	1,291
	Grossmont CA Union High School District GO	0.000%	8/1/26	(4)	2,040	1,769
	Grossmont CA Union High School District GO	0.000%	8/1/27	(4)	2,825	2,333
	Grossmont CA Union High School District GO	0.000%	8/1/28		3,210	2,700
	Grossmont CA Union High School District GO	0.000%	8/1/28	(4)	2,905	2,282
	Grossmont CA Union High School District GO	0.000%	8/1/29		6,965	5,673
	Grossmont CA Union High School District GO	4.000%	8/1/33		10,000	11,162
	Grossmont-Cuyamaca CA Community College District GO	0.000%	8/1/25	(12)	14,010	12,826
	Grossmont-Cuyamaca CA Community College District GO	0.000%	8/1/28	(12)	21,875	18,576
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/34		505	636
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/35		500	628
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/36		1,150	1,441
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/37		1,175	1,463
	Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/38		1,350	1,671
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/26	(4)	1,420	1,709
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/28	(4)	2,575	3,068
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/29	(4)	2,390	2,834
	Hanford CA Joint Union High School District Revenue	5.000%	8/1/31	(4)	2,385	2,810
	Hartnell CA Community College GO	5.000%	8/1/21		525	560
	Hartnell CA Community College GO	5.000%	8/1/22		525	581
	Hayward CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27		2,000	2,446
	Hayward CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		1,205	1,443
	Hayward CA Unified School District GO	0.000%	8/1/26	(4)	640	568
	Hayward CA Unified School District GO	5.000%	8/1/30	(4)	3,465	4,010
	Hayward CA Unified School District GO	5.000%	8/1/30	(4)	4,930	5,700
	Hayward CA Unified School District GO	5.000%	8/1/31	(4)	1,500	1,733
	Hayward CA Unified School District GO	5.000%	8/1/32	(4)	4,240	4,888
	Hayward CA Unified School District GO	5.000%	8/1/32	(4)	1,700	1,960
	Hayward CA Unified School District GO	5.000%	8/1/33	(4)	3,045	3,502
	Hayward CA Unified School District GO	5.000%	8/1/33	(4)	6,130	7,054
	Hayward CA Unified School District GO	4.000%	8/1/35	(15)	1,830	2,106
	Hayward CA Unified School District GO	4.000%	8/1/36	(15)	1,535	1,757

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hayward CA Unified School District GO	4.000%	8/1/37	(15)	1,355	1,545
Hayward CA Unified School District GO	4.000%	8/1/38	(15)	1,640	1,859
Hemet CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/20		250	254
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/21		175	185
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22		500	544
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23		500	558
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24		615	703
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25		385	445
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27		950	1,094
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29		1,255	1,436
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32		550	624
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33		580	657
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34		360	407
Hollister CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(15)	1,000	1,165
Hollister CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/28	(15)	1,235	1,431
Huntington Beach CA Union High School District GO	0.000%	8/1/34	(4)(3)	5,000	3,499
Imperial CA Community College District GO	0.000%	8/1/22	(15)	175	168
Imperial CA Community College District GO	0.000%	8/1/23	(15)	250	237
Imperial CA Community College District GO	0.000%	8/1/24	(15)	500	465
Imperial CA Community College District GO	0.000%	8/1/25	(15)	725	659
Imperial CA Community College District GO	0.000%	8/1/26	(15)	1,005	891
Imperial CA Community College District GO	0.000%	8/1/27	(15)	1,580	1,350
Imperial CA Community College District GO	0.000%	8/1/28	(15)	1,885	1,547
Imperial CA Community College District GO	0.000%	8/1/29	(15)	2,000	1,572
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20		1,000	1,037
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21		1,000	1,076
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22		525	586
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22		1,250	1,394
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23		1,500	1,729
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24		670	797
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24		1,025	1,219
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25		1,310	1,604
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26		2,265	2,844
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27		500	617
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28		615	757
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/32		2,500	2,896
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/33		3,000	3,459
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	(4)	1,615	1,725

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	(4)	1,195	1,320
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	(4)	750	854
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	(4)	655	769
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/21	(15)	515	543
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/22	(15)	405	442
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/23	(15)	1,130	1,272
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/25	(15)	1,600	1,907
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/27	(15)	500	623
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/29	(15)	1,215	1,498
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/30	(15)	1,000	1,227
Inglewood CA Unified School District GO	4.000%	8/1/22	(15)	1,100	1,177
Inglewood CA Unified School District GO	4.000%	8/1/23	(15)	450	492
Inglewood CA Unified School District GO	4.000%	8/1/24	(15)	250	279
Inglewood CA Unified School District GO	4.000%	8/1/25	(15)	300	340
Inglewood CA Unified School District GO	4.000%	8/1/27	(15)	250	292
Inglewood CA Unified School District GO	5.000%	8/1/28	(15)	325	399
Inglewood CA Unified School District GO	5.000%	8/1/29	(15)	350	428
Inglewood CA Unified School District GO	5.000%	8/1/30	(15)	400	485
Inglewood CA Unified School District GO	5.000%	8/1/33	(15)	500	600
Inglewood CA Unified School District GO	5.000%	8/1/34	(15)	600	717
Inglewood CA Unified School District GO	4.000%	8/1/35	(15)	500	551
Inglewood CA Unified School District GO	4.000%	8/1/37	(15)	260	285
Inglewood CA Unified School District GO	4.000%	8/1/38	(15)	505	552
Inglewood CA Unified School District GO	4.000%	8/1/39	(15)	750	818
Irvine CA Assessment District No. 93-14 Improvement Revenue VRDO	0.660%	12/2/19	LOC	3,400	3,400
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/20		2,425	2,479
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/21		1,750	1,837
Irvine CA Reassessment District No. 12-1 Improvement Revenue	5.000%	9/2/23		400	442
Irvine CA Reassessment District No. 13-1 Improvement Revenue	5.000%	9/2/20		350	360
Irvine CA Reassessment District No. 13-1 Improvement Revenue	5.000%	9/2/22		1,125	1,242
Irvine CA Reassessment District No. 15-1 Improvement Revenue	5.000%	9/2/22		1,000	1,103
Irvine CA Reassessment District No. 15-2 Improvement Revenue	4.000%	9/2/20		750	764
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/21		675	716
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/22		650	710

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/23	800	899
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/24	850	978
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/25	450	530
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/26	800	939
Irvine CA Reassessment District No. 19-1 Improvement Revenue	4.000%	9/2/22	220	237
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/23	200	229
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/24	200	236
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/25	250	303
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/26	300	372
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/27	375	474
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/28	520	669
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/29	500	654
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/30	330	430
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/21	1,500	1,588
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/23	1,150	1,290
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/24	1,225	1,410
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/26	1,300	1,566
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/27	150	184
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/28	525	641
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/29	360	453
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/30	385	465
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/30	200	251

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/31		200	241
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/31		350	437
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/32		450	540
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/32		525	630
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/33		1,090	1,304
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/33		250	299
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/33		410	508
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/35		510	606
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/35		250	308
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/36		350	415
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/36		265	325
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/37		565	632
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/38		275	307
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/39		250	278
Irvine Ranch CA Water District COP	5.000%	3/1/32		3,640	4,463
Irvine Ranch CA Water District COP	5.000%	3/1/33		2,790	3,405
Irvine Ranch CA Water District COP	5.000%	3/1/34		1,300	1,582
Irvine Ranch CA Water District COP	5.000%	3/1/36		1,000	1,211
Irvine Ranch CA Water District Revenue	5.000%	2/1/33		1,000	1,224
Irvine Ranch CA Water District Revenue	5.000%	2/1/34		2,000	2,446
Irvine Ranch CA Water District Revenue	5.000%	2/1/35		2,500	3,050
Irvine Ranch CA Water District Revenue	5.000%	2/1/36		2,665	3,240
Jefferson CA Union High School District GO	5.000%	8/1/21	(15)	500	534
Jefferson CA Union High School District GO	5.000%	8/1/22	(15)	700	774
Jefferson CA Union High School District GO	5.000%	8/1/23	(15)	1,035	1,184
Jefferson CA Union High School District GO	5.000%	8/1/24	(15)	875	1,033

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jefferson CA Union High School District GO	5.000%	8/1/25	(15)	880	1,069
Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/20		1,385	1,415
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/21		500	533
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/22		1,535	1,696
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,365	1,557
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/24		620	728
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,725	2,082
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20		1,585	1,614
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21		3,755	3,958
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22		3,950	4,303
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36		4,930	5,243
Kern CA Community College District GO	0.000%	11/1/27	(14)	7,375	6,328
La Quinta CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	(4)	5,200	5,866
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23		750	859
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24		1,250	1,430
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		1,250	1,428
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,000	1,169
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/29		1,000	1,166
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30		1,500	1,695
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31		6,595	7,438
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32		1,515	1,754
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		1,050	1,213
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23		300	326
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24		310	336
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25		550	595
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29		750	803
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	3.000%	8/1/20		750	760
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/21		690	722
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22		590	648
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	435	494

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	(4)	435	510
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	(4)	600	723
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	(4)	1,355	1,577
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	(4)	2,100	2,424
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/28	(4)	1,850	2,121
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	(4)	890	1,083
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	(4)	1,000	1,210
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	(4)	1,200	1,438
	Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/21		1,810	1,929
	Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/23		2,190	2,493
	Liberty CA Union High School District GO	4.000%	8/1/30		750	874
	Liberty CA Union High School District GO	4.000%	8/1/31		565	652
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/21		650	682
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/22		450	484
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/23		450	496
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/24		600	676
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/25		550	663
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/26	(4)	1,000	1,237
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/27	(4)	1,025	1,294
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/28	(4)	1,270	1,629
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/29	(4)	2,325	2,959
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/30	(4)	2,225	2,812
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/31	(4)	3,395	4,271
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	3.125%	9/1/33	(4)	2,500	2,652
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/33	(4)	1,625	2,024
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	3.250%	9/1/34	(4)	1,375	1,469
5	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/21		1,000	1,043
5	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/22		1,075	1,158

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
5	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/23		1,155	1,282
5	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/24		1,240	1,417
5	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25		1,180	1,382
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30		435	500
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32		350	398
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34		650	734
	Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/29		500	631
	Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/31		575	719
	Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/32		700	873
	Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/33		700	871
	Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/35		600	742
	Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/22	(4)	1,000	1,106
	Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/25	(4)	1,335	1,616
	Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/28	(4)	1,330	1,717
	Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/29	(4)	650	831
	Lodi CA Unified School District GO	4.000%	8/1/36		4,120	4,658
	Lodi CA Unified School District GO	4.000%	8/1/37		2,700	3,041
	Long Beach CA Community College District GO	0.000%	6/1/29	(ETM)	960	804
	Long Beach CA Community College District GO	0.000%	6/1/29	(4)	5,420	4,456
	Long Beach CA Community College District GO	4.000%	8/1/31		1,230	1,441
	Long Beach CA Community College District GO	4.000%	8/1/33		400	467
	Long Beach CA Community College District GO	4.000%	8/1/33		760	875
	Long Beach CA Community College District GO	4.000%	8/1/34		600	688
	Long Beach CA Community College District GO	4.000%	8/1/35		670	774
	Long Beach CA Community College District GO	3.000%	8/1/36		1,380	1,429
	Long Beach CA Community College District GO	3.000%	8/1/37		2,860	2,948
	Long Beach CA Community College District GO	3.000%	8/1/38		3,160	3,248
	Long Beach CA Community College District GO	3.000%	8/1/39		3,395	3,473

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		3,330	3,451
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/21		500	536
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/22		260	287
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24		8,060	9,306
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/30		1,175	1,544
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/32		3,000	4,022
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/35		560	741
2	Long Beach CA Finance Authority Natural Gas Purchase Revenue, 67% of 3M USD LIBOR + 1.410%	2.690%	11/15/25		16,845	17,162
2	Long Beach CA Finance Authority Natural Gas Purchase Revenue, 67% of 3M USD LIBOR + 1.430%	2.710%	11/15/26		10,025	10,234
	Long Beach CA Harbor Revenue	5.000%	5/15/33		1,000	1,185
	Long Beach CA Harbor Revenue	5.000%	5/15/34		2,000	2,364
	Long Beach CA Harbor Revenue	5.000%	5/15/35		2,825	3,326
	Long Beach CA Unified School District GO	0.000%	8/1/26	(12)	1,450	1,300
	Long Beach CA Unified School District GO	0.000%	8/1/27		2,500	2,094
	Long Beach CA Unified School District GO	5.000%	8/1/30		5,000	5,503
	Long Beach CA Unified School District GO	3.000%	8/1/34		550	587
	Long Beach CA Unified School District GO	3.000%	8/1/35		1,140	1,205
	Long Beach CA Unified School District GO	3.000%	8/1/36		2,080	2,177
	Long Beach CA Unified School District GO	3.000%	8/1/39		2,840	2,944
	Long Beach CA Unified School District GO	3.000%	8/1/40		3,105	3,204
	Los Alamitos CA Unified School District No. 1 GO	3.000%	8/1/36		1,145	1,186
	Los Alamitos CA Unified School District No. 1 GO	3.000%	8/1/37		1,260	1,301
	Los Angeles CA Community College District GO	4.000%	8/1/21		555	583
	Los Angeles CA Community College District GO	5.000%	8/1/22		3,145	3,479
	Los Angeles CA Community College District GO	5.000%	8/1/24		4,895	5,774
	Los Angeles CA Community College District GO	5.000%	8/1/25		10,940	13,292
	Los Angeles CA Community College District GO	5.000%	8/1/28		37,345	43,848
	Los Angeles CA Community College District GO	5.000%	8/1/29		15,900	18,637
	Los Angeles CA Community College District GO	4.000%	8/1/30		4,045	4,509
	Los Angeles CA Community College District GO	4.000%	8/1/30		1,000	1,096
	Los Angeles CA Community College District GO	4.000%	8/1/30		9,045	10,692

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Community College District GO	5.000%	8/1/30		8,785	10,275
	Los Angeles CA Community College District GO	4.000%	8/1/31		6,145	6,707
	Los Angeles CA Community College District GO	4.000%	8/1/31		4,320	4,801
	Los Angeles CA Community College District GO	4.000%	8/1/31		8,575	10,104
	Los Angeles CA Community College District GO	5.000%	8/1/31		42,695	49,854
	Los Angeles CA Community College District GO	4.000%	8/1/32		5,205	5,770
	Los Angeles CA Community College District GO	4.000%	8/1/32		14,500	16,073
	Los Angeles CA Community College District GO	4.000%	8/1/33		19,215	21,234
	Los Angeles CA Community College District GO	4.000%	8/1/33		1,925	2,237
	Los Angeles CA Community College District GO	4.000%	8/1/34		3,500	4,046
	Los Angeles CA Community College District GO	4.000%	8/1/35		4,000	4,591
	Los Angeles CA Community College District GO	4.000%	8/1/36		4,900	5,592
	Los Angeles CA Community College District GO	5.000%	8/1/36		8,840	10,675
	Los Angeles CA Community College District GO	4.000%	8/1/37		6,500	7,395
	Los Angeles CA Community College District GO	4.000%	8/1/37		1,025	1,148
	Los Angeles CA Community College District GO	4.000%	8/1/37		10,000	10,795
1	Los Angeles CA Community College District GO TOB VRDO	1.100%	12/6/19	(Prere.)	11,100	11,100
	Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista -Phase 1)	5.000%	9/1/23		870	991
	Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista -Phase 1)	5.000%	9/1/24		1,000	1,174
	Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista -Phase 1)	5.000%	9/1/25		1,500	1,757
	Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista -Phase 1)	5.000%	9/1/26		1,200	1,399
	Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista -Phase 1)	5.000%	9/1/27		2,000	2,323
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/22		1,035	1,136
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23		1,420	1,558

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	1,000	1,134
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/24	1,700	1,864
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/25	1,500	1,645
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/25	1,345	1,623
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	5,500	5,600
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	1,535	1,847
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	2,020	2,423
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/28	2,000	2,391
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	10,000	10,194
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	4,385	4,463
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	1,115	1,260
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	10,000	10,193
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	1,835	1,868
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	1,200	1,353
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	675	844
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	1,190	1,339
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32	1,700	1,910
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/33	1,510	1,695
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/33	1,800	2,223
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	4,135	4,636
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	4,750	5,597
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	1,955	2,409
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	2,000	2,353
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,850	2,274
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/36	2,270	2,784
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/36	2,750	3,471
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/37	2,500	3,058

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/37		3,000	3,768
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38		3,120	3,900
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/39		2,500	3,116
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/40		1,805	2,109
1	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	1.080%	12/6/19		4,700	4,700
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/21	(Prere.)	140	149
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/22		1,030	1,110
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		1,060	1,170
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		2,630	2,902
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		9,985	10,621
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/23		5,605	6,185
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		1,020	1,202
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		3,025	3,568
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		10,100	11,326
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		520	632
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		1,395	1,696
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		1,500	1,653
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		750	923
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		1,755	2,161
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		6,060	7,462
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		4,800	5,376
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28		8,030	9,541
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29		1,500	1,730
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30		10,000	11,525
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30		2,065	2,419
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30		3,825	4,511
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30		965	1,169

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	15,035	17,034
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	7,000	8,053
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,500	2,921
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	4,690	5,488
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	10,010	12,368
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,625	3,323
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	14,250	16,123
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	7,000	7,931
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	6,730	7,719
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	3,300	3,844
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	6,080	7,094
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	7,500	8,806
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	2,190	2,763
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,000	5,661
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,590	1,912
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,525	6,660
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,000	1,259
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	31,480	36,893
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,000	2,326
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	5,305	6,180
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	12,005	13,961
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	35,250	41,228
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	4,500	5,415
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	1,510	1,891
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	20,755	26,301
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,565	1,876
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,250	2,703

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		2,000	2,496
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		6,510	8,216
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35		1,750	2,227
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		1,050	1,256
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		4,000	4,868
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		20,525	25,479
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		1,545	1,848
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		3,050	3,828
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36		1,455	1,744
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		5,000	6,068
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37		25,260	31,258
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		5,000	6,161
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38		1,460	1,835
1	Los Angeles CA Department of Water & Power Revenue TOB VRDO	1.250%	12/6/19		14,485	14,485
	Los Angeles CA Department of Water & Power Revenue VRDO	0.650%	12/2/19		3,795	3,795
	Los Angeles CA Department of Water & Power Revenue VRDO	0.720%	12/2/19		8,300	8,300
	Los Angeles CA Department of Water & Power Revenue VRDO	0.740%	12/6/19		7,410	7,410
	Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/35		38,460	44,909
	Los Angeles CA GO	5.000%	9/1/21	(Prere.)	5,850	6,267
	Los Angeles CA GO	5.000%	9/1/21	(Prere.)	5,850	6,267
	Los Angeles CA GO	5.000%	9/1/22		10,010	10,714
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/20		500	514
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/21		750	801
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/25		3,795	4,044
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/30		4,045	4,960
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/31		2,560	3,131
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/32		4,300	5,246
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/33		2,560	2,979
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/33		3,515	4,280
	Los Angeles CA Harbor Department Revenue	4.000%	8/1/34		3,000	3,386
	Los Angeles CA Harbor Department Revenue	4.000%	8/1/35		2,685	3,014
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/35		1,925	2,233
	Los Angeles CA Harbor Department Revenue	4.000%	8/1/36		2,520	2,819
	Los Angeles CA Harbor Department Revenue	5.000%	8/1/36		1,985	2,296
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/31		7,825	8,731

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	9,044
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	9,371
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	7,789
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	7,725	9,664
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/24	6,275	7,443
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/25	140	163
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25	5,000	6,102
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25	8,140	9,933
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25	1,860	2,169
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/26	3,095	3,868
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/26	10,210	11,878
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/27	4,125	5,138
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/27	10,720	12,452
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/27	2,865	3,328
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/28	8,255	9,573
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/28	2,645	3,067
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	9,805	12,113
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	2,565	2,966
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	2,500	2,885
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33	10,410	11,779
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	5,880	6,600
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/34	3,055	3,506
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/35	28,255	31,642
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/35	2,395	2,744
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36	6,380	7,129
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/36	9,590	11,617
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/36	2,725	3,118

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/37	5,000	5,708
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/38	4,000	4,561
Los Angeles CA TRAN	5.000%	6/25/20	25,000	25,556
Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,047
Los Angeles CA Unified School District GO	5.000%	7/1/21	10,000	10,624
Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	3,124
Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,672
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	19,668
Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,181
Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	14,286
Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,652
Los Angeles CA Unified School District GO	4.000%	7/1/23	425	468
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,385
Los Angeles CA Unified School District GO	5.000%	7/1/23	7,185	8,162
Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,844
Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	8,264
Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,145
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,355
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,888
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,252
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,637
Los Angeles CA Unified School District GO	5.000%	7/1/24	17,285	20,252
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,687
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,292
Los Angeles CA Unified School District GO	5.000%	7/1/24	15	18
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,768
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,372
Los Angeles CA Unified School District GO	5.000%	7/1/25	21,505	25,872
Los Angeles CA Unified School District GO	5.000%	7/1/25	505	591
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,649
Los Angeles CA Unified School District GO	5.000%	7/1/26	15,720	19,399
Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	31,931
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,181
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,201
Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	40,420
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,753
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,025	5,143
Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	40,474
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,647
Los Angeles CA Unified School District GO	5.000%	7/1/30	24,615	28,638
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,189
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,362
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,171
Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,391
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	1,840	1,877
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,110	2,238
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,022
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,760	2,005
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,090	14,361
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	10,955
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,125
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,287

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		16,925	19,101
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		1,525	1,819
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		4,500	5,367
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/33		5,000	5,964
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		5,000	5,637
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/34		2,355	2,918
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		4,500	5,069
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,840	3,510
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/35		2,985	3,690
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		3,000	3,695
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36		6,250	7,697
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/37		7,000	8,591
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/37		3,675	4,510
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/37		4,050	5,070
1	Los Angeles County CA Facilities Inc. Lease Revenue TOB VRDO	1.150%	12/6/19		2,250	2,250
	Los Angeles County CA Facilities Inc. Lease Revenue	5.000%	12/1/36		1,440	1,803
	Los Angeles County CA Facilities Inc. Lease Revenue	5.000%	12/1/37		1,335	1,665
	Los Angeles County CA Metropolitan Transportation Authority Revenue (Union Station Gateway Project)	5.000%	7/1/25		1,045	1,268
	Los Angeles County CA Metropolitan Transportation Authority Revenue (Union Station Gateway Project)	5.000%	7/1/26		2,000	2,423
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	(Prere.)	10,015	10,662
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21		3,055	3,250
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22		5,095	5,624
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24		1,255	1,384
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24		4,000	4,714
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25		6,065	7,366
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		5,000	6,259
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33		8,585	9,710
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34		6,540	7,365
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34		5,000	6,246
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34		8,985	10,146
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35		10,070	12,223
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35		5,000	6,232
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35		24,690	30,772

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	12,113
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	6,217
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	26,292
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	21,735	26,910
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/21	2,440	2,634
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/22	1,155	1,278
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/22	1,275	1,427
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/23	1,500	1,658
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/24	1,515	1,675
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/24	1,325	1,579
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/25	1,325	1,465
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/25	970	1,188
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/30	2,500	2,752
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/30	1,000	1,325
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/30	780	1,033
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	3,000	3,300
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/31	1,700	2,238
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/31	820	1,079
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/32	865	1,131
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/33	6,190	7,420
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/33	2,000	2,605
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/33	910	1,185
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/34	2,000	2,594
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/34	955	1,238
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/35	2,000	2,585
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/35	1,005	1,299
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/36	1,990	2,561

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/36		1,055	1,358
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/37		3,745	4,794
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/37		1,110	1,421
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/38		3,925	4,995
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/38		1,165	1,483
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/39		4,325	5,485
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/39		1,225	1,554
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/40		8,770	11,049
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/40		1,290	1,625
1	Los Angeles County CA Public Works Financing Authority Lease Revenue TOB VRDO	1.130%	12/6/19		2,750	2,750
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/21		1,670	1,776
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/22		4,555	5,028
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/23		2,105	2,402
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/North Hollywood Redevelopment Project)	5.000%	7/1/24		2,215	2,519
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/20		1,000	1,034
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/29		1,370	1,646
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/30		3,060	3,657
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/31		4,300	5,118
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/32		7,225	8,563
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/33		8,350	9,871
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/34		7,100	8,371
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/35		3,790	4,460
	Los Angeles County CA School District GO	5.000%	7/1/31	(15)	15,775	19,740

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles County CA School District GO	5.000%	7/1/32	(15)	3,000	3,746
Los Angeles County CA School District GO	5.000%	7/1/33	(15)	5,080	6,329
Los Angeles County CA School District GO	5.000%	7/1/34	(15)	10,000	12,441
Los Angeles County CA School District GO	5.000%	7/1/35	(15)	10,000	12,410
Los Angeles County CA School District GO	5.000%	7/1/36	(15)	5,600	6,933
Los Angeles County CA School District GO	5.000%	7/1/37	(15)	5,870	7,244
Los Angeles County CA School District GO	5.000%	7/1/38	(15)	5,120	6,301
Los Angeles County CA Unified School District GO	5.000%	7/1/21		12,500	13,281
Los Angeles County CA Unified School District GO	5.000%	7/1/30		1,150	1,396
Los Angeles County CA Unified School District GO	5.000%	7/1/30		9,750	12,582
Los Angeles County CA Unified School District GO	5.000%	7/1/31		10,060	12,930
Los Angeles County CA Unified School District GO	3.000%	1/1/34		17,750	18,531
Los Rios CA Community College District GO	5.000%	8/1/24		500	590
Los Rios CA Community College District GO	5.000%	8/1/25		500	607
Los Rios CA Community College District GO	5.000%	8/1/26		1,410	1,757
Los Rios CA Community College District GO	5.000%	8/1/27		1,100	1,403
Los Rios CA Community College District GO	5.000%	8/1/30		1,140	1,435
Los Rios CA Community College District GO	4.000%	8/1/31		3,070	3,588
Los Rios CA Community College District GO	4.000%	8/1/32		3,135	3,654
Los Rios CA Community College District GO	4.000%	8/1/33		3,145	3,650
Los Rios CA Community College District GO	4.000%	8/1/33		1,010	1,093
Los Rios CA Community College District GO	4.000%	8/1/35		3,750	4,299
Los Rios CA Community College District GO	4.000%	8/1/35		250	287
Los Rios CA Community College District GO	4.000%	8/1/36		700	799
Los Rios CA Community College District GO	4.000%	8/1/37		525	598
Los Rios CA Community College District GO	4.000%	8/1/38		610	691
M-S-R California Energy Authority Revenue	7.000%	11/1/34		12,745	19,359
M-S-R California Energy Authority Revenue	7.000%	11/1/34		10,100	15,341
M-S-R California Energy Authority Revenue	7.000%	11/1/34		8,765	13,313
M-S-R California Energy Authority Revenue	6.500%	11/1/39		5,000	7,739
M-S-R California Energy Authority Revenue	6.500%	11/1/39		7,500	11,609
M-S-R California Public Power Agency Revenue (San Juan Project)	5.000%	7/1/21		5,020	5,333
M-S-R California Public Power Agency Revenue (San Juan Project)	5.000%	7/1/22		9,025	9,935
Manhattan Beach CA Unified School District GO	0.000%	9/1/26	(14)	2,160	1,921
Manteca CA Unified School District GO	5.000%	8/1/21		1,000	1,067
Manteca CA Unified School District GO	5.000%	8/1/22		1,000	1,106
Manteca CA Unified School District GO	5.000%	8/1/23		1,130	1,294
Marin CA Community College District GO	5.000%	8/1/23		550	630
Marin CA Community College District GO	5.000%	8/1/24		445	527
Marin CA Community College District GO	5.000%	8/1/25		605	738
Marin CA Community College District GO	4.000%	8/1/29		450	538
Marin CA Community College District GO	4.000%	8/1/30		800	948
Marin CA Community College District GO	4.000%	8/1/31		7,660	9,044
Marin CA Community College District GO	4.000%	8/1/32		1,000	1,155
Marin CA Community College District GO	4.000%	8/1/32		2,945	3,463
Marin CA Community College District GO	4.000%	8/1/33		1,900	2,222

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Marin CA Community College District GO	4.000%	8/1/34		1,000	1,144
Marin CA Community College District GO	4.000%	8/1/34		3,030	3,526
Marin CA Community College District GO	4.000%	8/1/36		665	752
Marin CA Healthcare District GO	5.000%	8/1/28		435	523
Marin CA Healthcare District GO	5.000%	8/1/30		500	597
Marin CA Healthcare District GO	5.000%	8/1/31		1,000	1,192
Marin CA Healthcare District GO	5.000%	8/1/32		1,850	2,201
Marin CA Healthcare District GO	5.000%	8/1/33		1,350	1,603
Marin CA Healthcare District GO	5.000%	8/1/34		1,275	1,511
Marin CA Healthcare District GO	4.000%	8/1/35		1,750	1,930
Marina Coast Water District California Enterprise Revenue	4.000%	6/1/22		1,090	1,173
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	1,780	1,861
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	2,730	2,855
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	1,500	1,569
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/20		400	413
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/21	(4)	615	660
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	(4)	520	578
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	(4)	1,000	1,211
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(4)	1,250	1,509
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/29	(4)	400	479
Metropolitan Water District of Southern California Revenue	5.000%	7/1/21		2,780	2,957
Metropolitan Water District of Southern California Revenue	5.000%	7/1/23		1,055	1,205
Metropolitan Water District of Southern California Revenue	5.000%	7/1/24		3,575	4,217
Metropolitan Water District of Southern California Revenue	5.000%	7/1/25		3,490	4,245
Metropolitan Water District of Southern California Revenue	5.000%	7/1/26		3,325	4,042
Metropolitan Water District of Southern California Revenue	5.000%	7/1/30		2,150	2,363
Metropolitan Water District of Southern California Revenue	5.000%	10/1/30		3,585	3,905
Metropolitan Water District of Southern California Revenue	5.000%	7/1/31		2,250	2,471
Metropolitan Water District of Southern California Revenue	5.000%	10/1/31		11,065	12,045

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Metropolitan Water District of Southern California Revenue VRDO	0.690%	12/2/19	4,100	4,100
	Modesto CA Community Facilities District No. 2004-1 Special Tax Revenue (Village One No. 2)	5.000%	9/1/29	1,570	1,796
	Modesto CA Community Facilities District No. 2004-1 Special Tax Revenue (Village One No. 2)	5.000%	9/1/30	1,700	1,937
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,064
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,025	1,131
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/31	1,475	1,773
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/31	1,840	2,211
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/36	1,685	2,143
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/37	2,355	2,984
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/38	2,000	2,525
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/39	2,000	2,509
	Montebello CA Unified School District GO	5.000%	8/1/41	2,555	2,985
1	Montebello CA Unified School District GO TOB VRDO	1.150%	12/6/19	4,800	4,800
	Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,200	1,504
	Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,254
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/21	615	640
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22	685	726
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	791
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	848
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	982
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,103
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,192
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,388
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,620
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,062

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	3/1/23		1,330	1,502
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23		2,550	2,926
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28		5,075	5,753
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29		5,430	6,147
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31		2,990	3,376
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32		4,315	4,881
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		2,000	2,260
	Morgan Hill CA Unified School District GO	4.000%	8/1/32		400	462
	Morgan Hill CA Unified School District GO	4.000%	8/1/33		200	231
	Morgan Hill CA Unified School District GO	4.000%	8/1/34		250	287
	Morgan Hill CA Unified School District GO	4.000%	8/1/36		1,240	1,416
	Morgan Hill CA Unified School District GO	4.000%	8/1/37		745	848
	Mount Diablo CA Unified School District GO	5.000%	8/1/21		785	838
	Mount San Antonio CA Community College District GO	0.000%	8/1/25		2,000	1,834
	Mount San Antonio CA Community College District GO	5.000%	8/1/35		2,000	2,595
3	Mount San Antonio CA Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28		3,000	3,262
	Mount San Jacinto CA Community College District GO	4.000%	8/1/37		3,290	3,769
	Mount San Jacinto CA Community College District GO	4.000%	8/1/38		1,400	1,599
	Mountain View CA Los Altos Union High School District GO	0.000%	8/1/26		3,500	3,157
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	(4)	500	634
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	(4)	350	442
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	(4)	450	566
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	(4)	1,220	1,525
	Mountain View-Whisman CA School District COP	4.000%	6/1/20		500	508
	Mountain View-Whisman CA School District COP	5.000%	6/1/21		285	302
	Mountain View-Whisman CA School District COP	5.000%	6/1/22		400	440
	Mountain View-Whisman CA School District GO	5.000%	9/1/24		400	474
	Mountain View-Whisman CA School District GO	5.000%	9/1/25		630	770
	Mountain View-Whisman CA School District GO	5.000%	9/1/26		1,110	1,393
	Murrieta Valley CA Unified School District GO	5.000%	9/1/20	(4)	775	798

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Murrieta Valley CA Unified School District GO	4.000%	9/1/21	(4)	250	263
	Murrieta Valley CA Unified School District GO	5.000%	9/1/21	(4)	1,605	1,717
	Murrieta Valley CA Unified School District GO	4.000%	9/1/22	(4)	320	346
	Murrieta Valley CA Unified School District GO	4.000%	9/1/23	(4)	850	943
	Murrieta Valley CA Unified School District GO	5.000%	9/1/23	(4)	1,460	1,673
	Murrieta Valley CA Unified School District GO	4.000%	9/1/24	(4)	350	398
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25	(4)	700	832
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25	(4)	1,400	1,664
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26	(4)	520	614
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26	(4)	1,625	1,919
	Murrieta Valley CA Unified School District GO	5.000%	9/1/27	(4)	465	547
	Murrieta Valley CA Unified School District GO	5.000%	9/1/28	(4)	300	357
3	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/30		8,130	8,713
3	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/31		4,650	4,950
	Napa Valley CA Unified School District GO	5.000%	8/1/31		205	248
	Napa Valley CA Unified School District GO	4.000%	8/1/33	(4)	2,370	2,683
	Napa Valley CA Unified School District GO	4.000%	8/1/36	(4)	3,175	3,571
	Natomas CA Unified School District COP	4.000%	12/1/23	(15)	1,650	1,722
	Natomas CA Unified School District COP	4.000%	12/1/24	(15)	1,720	1,793
	Natomas CA Unified School District COP	4.000%	12/1/25	(15)	1,790	1,865
	Natomas CA Unified School District COP	4.000%	12/1/26	(15)	1,865	1,940
	Natomas CA Unified School District COP	4.000%	12/1/27	(15)	1,940	2,016
	Natomas CA Unified School District COP	4.000%	12/1/28	(15)	2,020	2,096
	Natomas CA Unified School District COP	4.000%	12/1/29	(15)	2,100	2,177
	Natomas CA Unified School District COP	4.000%	12/1/30	(15)	2,185	2,261
	Natomas CA Unified School District COP	4.000%	12/1/31	(15)	2,275	2,352
	Natomas CA Unified School District COP	4.000%	12/1/32	(15)	2,365	2,444
	Nevada CA Union High School District GO	4.000%	8/1/32		1,320	1,529
	Nevada CA Union High School District GO	4.000%	8/1/33		1,410	1,630
	Nevada CA Union High School District GO	4.000%	8/1/34		580	669
	New Haven CA Unified School District GO	5.000%	8/1/26		4,535	5,621
	New Haven CA Unified School District GO	5.000%	8/1/27		1,335	1,646
	Newark CA Unified School District GO	0.000%	8/1/26	(4)	3,300	2,932
	Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	5.875%	12/1/21	(Prere.)	5,150	5,648
5	Newport Mesa CA Unified School District GO	5.000%	8/1/22		1,815	1,959
5	Newport Mesa CA Unified School District GO	5.000%	8/1/23		2,510	2,792
5	Newport Mesa CA Unified School District GO	5.000%	8/1/25		1,500	1,761
5	Newport Mesa CA Unified School District GO	5.000%	8/1/26		1,175	1,413
	Newport Mesa CA Unified School District GO	0.000%	8/1/29		4,625	3,862
	Newport Mesa CA Unified School District GO	0.000%	8/1/30		3,000	2,427
	Newport Mesa CA Unified School District GO	0.000%	8/1/31		1,500	1,178
	Newport Mesa CA Unified School District GO	0.000%	8/1/32		14,000	10,698
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	4.000%	9/1/20		845	863
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	4.000%	9/1/21		1,055	1,107
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/22		970	1,068
	Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/23		1,270	1,439

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/24		1,380	1,607
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/25		500	597
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/26		1,620	1,977
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/27		1,755	2,180
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/28	(15)	750	938
North Orange County CA Community College District GO	4.000%	8/1/33		375	448
North Orange County CA Community College District GO	3.000%	8/1/38		1,805	1,857
North Orange County CA Community College District GO	3.000%	8/1/39		2,165	2,220
North Orange County CA Community College District GO	3.000%	8/1/40		2,200	2,240
Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		66,500	72,849
Northern California Power Agency Capital Facilities Revenue	5.000%	8/1/20		1,000	1,007
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/28		5,000	5,491
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/29		3,000	3,290
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/30		1,605	1,759
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/31		1,600	1,752
Northern California Transmission Agency Revenue	5.000%	5/1/20		250	254
Northern California Transmission Agency Revenue	5.000%	5/1/21		245	259
Northern California Transmission Agency Revenue	5.000%	5/1/22		200	219
Northern California Transmission Agency Revenue	5.000%	5/1/23		385	437
Northern California Transmission Agency Revenue	5.000%	5/1/24		695	813
Northern California Transmission Agency Revenue	5.000%	5/1/25		2,030	2,448
Northern California Transmission Agency Revenue	5.000%	5/1/27		1,285	1,585
Northern California Transmission Agency Revenue	5.000%	5/1/28		1,180	1,450
Northern California Transmission Agency Revenue	5.000%	5/1/29		1,725	2,112
Northern California Transmission Agency Revenue	5.000%	5/1/31		1,385	1,682
Northern California Transmission Agency Revenue	5.000%	5/1/32		2,525	3,056
Northern California Transmission Agency Revenue	5.000%	5/1/33		4,285	5,175

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Northern California Transmission Agency Revenue	5.000%	5/1/34		3,285	3,956
Northern California Transmission Agency Revenue	5.000%	5/1/36		5,000	5,990
Northern California Transmission Agency Revenue	5.000%	5/1/37		3,500	4,183
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/20		2,330	1,678
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/21		1,215	875
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/22		1,355	976
Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/23		1,495	1,076
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26		240	274
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27		350	399
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29		455	516
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30		415	470
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33		350	394
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34		400	451
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35		300	339
Oakland CA GO	5.000%	1/15/23		5,650	6,348
Oakland CA GO	5.000%	1/15/31		3,000	3,125
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21		3,000	3,197
Oakland CA Unified School District Alameda County GO	5.000%	8/1/21		200	213
Oakland CA Unified School District GO	5.000%	8/1/20		2,525	2,589
Oakland CA Unified School District GO	5.000%	8/1/20		5,030	5,158
Oakland CA Unified School District GO	5.000%	8/1/21		1,600	1,700
Oakland CA Unified School District GO	5.000%	8/1/21	(4)	3,195	3,398
Oakland CA Unified School District GO	6.250%	8/1/21	(Prere.)	2,000	2,175
Oakland CA Unified School District GO	5.000%	8/1/22		1,300	1,429
Oakland CA Unified School District GO	5.000%	8/1/22	(4)	2,325	2,559
Oakland CA Unified School District GO	5.000%	8/1/23		3,265	3,705
Oakland CA Unified School District GO	5.500%	8/1/23		1,000	1,130
Oakland CA Unified School District GO	4.000%	8/1/24		600	674
Oakland CA Unified School District GO	5.000%	8/1/24		1,275	1,491
Oakland CA Unified School District GO	5.000%	8/1/24		1,000	1,169
Oakland CA Unified School District GO	5.000%	8/1/24		1,375	1,608
Oakland CA Unified School District GO	4.000%	8/1/25		175	201
Oakland CA Unified School District GO	5.000%	8/1/25	(4)	2,175	2,619
Oakland CA Unified School District GO	5.000%	8/1/26		1,035	1,240
Oakland CA Unified School District GO	5.000%	8/1/26	(4)	1,320	1,584
Oakland CA Unified School District GO	5.000%	8/1/27		1,295	1,547
Oakland CA Unified School District GO	5.000%	8/1/27	(4)	1,160	1,389
Oakland CA Unified School District GO	5.000%	8/1/27	(4)	1,965	2,471
Oakland CA Unified School District GO	5.000%	8/1/28		1,000	1,190
Oakland CA Unified School District GO	5.000%	8/1/28	(4)	1,230	1,467
Oakland CA Unified School District GO	5.000%	8/1/28	(4)	1,210	1,513

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oakland CA Unified School District GO	5.000%	8/1/28		6,000	7,298
Oakland CA Unified School District GO	5.000%	8/1/29		1,000	1,190
Oakland CA Unified School District GO	5.000%	8/1/29	(4)	2,060	2,567
Oakland CA Unified School District GO	5.000%	8/1/30	(4)	2,025	2,515
Oakland CA Unified School District GO	5.000%	8/1/30		100	121
Oakland CA Unified School District GO	5.000%	8/1/31		2,350	2,770
Oakland CA Unified School District GO	5.000%	8/1/31		480	593
Oakland CA Unified School District GO	5.000%	8/1/31	(4)	5,250	6,504
Oakland CA Unified School District GO	5.000%	8/1/32		2,615	3,076
Oakland CA Unified School District GO	5.000%	8/1/32	(4)	5,910	7,307
Oakland CA Unified School District GO	5.000%	8/1/33		1,245	1,462
Oakland CA Unified School District GO	4.000%	8/1/34	(4)	4,500	5,085
Oakland CA Unified School District GO	5.000%	8/1/34		2,500	2,932
Oakland CA Unified School District GO	4.000%	8/1/35	(4)	5,210	5,873
Oakland CA Unified School District GO	4.000%	8/1/36	(4)	7,970	8,957
Oakland CA Unified School District GO	4.000%	8/1/37	(4)	2,750	3,081
Oceanside CA Unified School District GO	4.000%	8/1/33	(15)	3,500	3,843
Ohlone CA Community College District GO	5.000%	8/1/21	(Prere.)	1,770	1,890
Ohlone CA Community College District GO	5.000%	8/1/22		760	841
Ohlone CA Community College District GO	4.000%	8/1/34		3,900	4,415
Ohlone CA Community College District GO	4.000%	8/1/35		4,290	4,835
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/27		1,285	1,471
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/28		1,765	2,016
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/29		2,280	2,597
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/30		1,400	1,590
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/31		2,525	2,867
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/32		2,660	3,022
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/33		2,205	2,504
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/21		1,200	1,281
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/22		1,230	1,337
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/22		1,260	1,392
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/23		1,290	1,447
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/23		1,320	1,504
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36		2,860	3,676
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37		6,860	8,777

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39		3,825	4,849
Orange County CA Sanitation District Wastewater Revenue	5.000%	2/1/30		9,925	11,673
Orange County CA Sanitation District Wastewater Revenue	4.000%	2/1/32		5,690	5,982
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/22		1,050	1,164
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/27		2,565	2,923
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/28		2,545	2,894
Orange County CA Water District COP	2.000%	8/15/23		27,720	28,540
Orange County CA Water District Revenue	5.000%	8/15/33		8,000	9,070
Oxnard CA Union High School District GO	4.000%	8/1/23		210	233
Oxnard CA Union High School District GO	4.000%	8/1/24		200	227
Oxnard CA Union High School District GO	4.000%	8/1/25		300	349
Oxnard CA Union High School District GO	5.000%	8/1/26		850	1,062
Oxnard CA Union High School District GO	5.000%	8/1/27		750	959
Oxnard CA Union High School District GO	5.000%	8/1/28		500	634
Oxnard CA Union High School District GO	5.000%	8/1/29		850	1,073
Oxnard CA Union High School District GO	4.000%	8/1/30		2,000	2,309
Oxnard CA Union High School District GO	4.000%	8/1/31		750	863
Oxnard CA Union High School District GO	4.000%	8/1/32		1,000	1,148
Pajaro Valley CA Unified School District GO	4.000%	8/1/33		225	258
Pajaro Valley CA Unified School District GO	4.000%	8/1/34		250	286
Pajaro Valley CA Unified School District GO	4.000%	8/1/35		300	340
Pajaro Valley CA Unified School District GO	4.000%	8/1/36		250	282
Pajaro Valley CA Unified School District GO	5.000%	8/1/38		1,155	1,407
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/21	(15)	440	472
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/24	(15)	1,050	1,237
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/25	(15)	1,000	1,208
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/26	(15)	1,100	1,357
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/27	(15)	1,200	1,488
Palm Springs CA Unified School District GO	5.000%	8/1/22		1,565	1,726
Palm Springs CA Unified School District GO	5.000%	8/1/25		4,775	5,772
Palm Springs CA Unified School District GO	5.000%	8/1/26		5,800	7,184
Palm Springs CA Unified School District GO	5.000%	8/1/28		1,000	1,064
Palm Springs CA Unified School District GO	5.000%	8/1/29		1,500	1,596
Palm Springs CA Unified School District GO	5.000%	8/1/30		1,500	1,594
Palm Springs CA Unified School District GO	4.000%	8/1/31		4,160	4,586
Palm Springs CA Unified School District GO	5.000%	8/1/31		1,500	1,594
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20		450	463
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21		350	374
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/22		615	680

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23		400	456
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24		725	850
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		740	891
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		550	662
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		630	779
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		650	803
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27		430	529
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,355	1,662
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/29		1,275	1,560
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31		415	503
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32		1,435	1,736
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/33		750	905
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		500	603
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34	(14)	2,000	2,410
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/20		250	255
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/21		400	420
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	5.000%	9/2/27		1,000	1,099
	Palo Alto CA Unified School District GO	0.000%	8/1/24		15,890	14,923
	Palomar CA Community College District GO	5.000%	8/1/30		520	655
	Palomar CA Community College District GO	5.000%	8/1/31		400	501
	Palomar CA Community College District GO	5.000%	8/1/32		300	374
	Palomar CA Community College District GO	4.000%	8/1/33		2,140	2,384
	Palomar CA Community College District GO	5.000%	8/1/33		2,805	3,486
	Palomar CA Community College District GO	4.000%	8/1/34		2,390	2,655
	Palomar CA Community College District GO	5.000%	8/1/35		2,485	3,069
1	Palomar CA Community College District GO TOB VRDO	1.120%	12/6/19		6,400	6,400
	Palomar Pomerado Health California COP	5.000%	11/1/21		560	594
	Palomar Pomerado Health California COP	5.000%	11/1/23		600	671
	Palomar Pomerado Health California COP	5.000%	11/1/24		665	762
	Palomar Pomerado Health California COP	5.000%	11/1/26		445	529
	Palomar Pomerado Health California COP	5.000%	11/1/27		750	906
	Palomar Pomerado Health California COP	0.000%	8/1/28	(12)	500	412
	Palomar Pomerado Health California COP	5.000%	11/1/32		4,550	5,327
	Palomar Pomerado Health California COP	4.000%	8/1/36		5,000	5,499
	Palomar Pomerado Health California COP	4.000%	8/1/37		4,190	4,590
	Palomar Pomerado Health California GO	0.000%	8/1/21	(14)	1,400	1,365

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Palomar Pomerado Health California GO	0.000%	8/1/22	(14)	7,190	6,883
Palomar Pomerado Health California GO	0.000%	8/1/24	(12)	5,130	4,721
Palomar Pomerado Health California GO	0.000%	8/1/26	(12)	1,250	1,092
Palomar Pomerado Health California GO	0.000%	8/1/27	(12)	3,095	2,629
Palomar Pomerado Health California GO	0.000%	8/1/27	(14)	16,165	13,629
Palomar Pomerado Health California GO	5.000%	8/1/28		1,640	1,974
Palomar Pomerado Health California GO	5.000%	8/1/28		7,460	8,980
Palomar Pomerado Health California GO	0.000%	8/1/29	(12)	4,395	3,509
Palomar Pomerado Health California GO	5.000%	8/1/29		875	1,049
Palomar Pomerado Health California GO	5.000%	8/1/29		4,250	5,095
Palomar Pomerado Health California GO	4.000%	8/1/30		1,010	1,144
Palomar Pomerado Health California GO	5.000%	8/1/30		1,130	1,349
Palomar Pomerado Health California GO	4.000%	8/1/31		1,215	1,372
Palomar Pomerado Health California GO	5.000%	8/1/31		800	951
Palomar Pomerado Health California GO	4.000%	8/1/32		4,900	5,513
Palomar Pomerado Health California GO	5.000%	8/1/33		1,320	1,560
Palomar Pomerado Health California GO	0.000%	8/1/35		595	373
Palomar Pomerado Health California GO	7.000%	8/1/38	(12)	3,000	4,156
Palomar Pomerado Health California Revenue	5.000%	11/1/20		1,125	1,157
Palomar Pomerado Health California Revenue	5.000%	11/1/21		1,375	1,457
Palomar Pomerado Health California Revenue	5.000%	11/1/23		2,410	2,695
Palomar Pomerado Health California Revenue	5.000%	11/1/24		2,390	2,740
Palomar Pomerado Health California Revenue	5.000%	11/1/25		2,250	2,635
Palomar Pomerado Health California Revenue	5.000%	11/1/26		1,875	2,232
Palomar Pomerado Health California Revenue	5.000%	11/1/28		345	406
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/21	(4)	1,455	1,550
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	(4)	2,965	3,266
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	(4)	2,485	2,823
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	6,050	5,106
Pasadena CA Unified School District GO	5.000%	5/1/22	(Prere.)	3,695	4,053
Pasadena CA Unified School District GO	5.000%	5/1/22	(Prere.)	1,500	1,645
Pasadena CA Unified School District GO	5.000%	5/1/22	(Prere.)	2,000	2,194
Pasadena CA Unified School District GO	5.000%	8/1/23		905	1,036
Pasadena CA Unified School District GO	5.000%	8/1/24		1,085	1,284
Pasadena CA Unified School District GO	5.000%	8/1/25		750	914
Pasadena CA Unified School District GO	5.000%	8/1/25		1,000	1,219
Pasadena CA Unified School District GO	5.000%	8/1/26		510	638
Pasadena CA Unified School District GO	5.000%	8/1/26		1,015	1,270
Pasadena CA Unified School District GO	4.000%	8/1/32		1,115	1,260
Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/35		750	954
Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/36		1,000	1,266
Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/37		1,000	1,259

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/38		600	751
Peralta CA Community College District Revenue	5.000%	8/1/23		1,000	1,137
Peralta CA Community College District Revenue	5.000%	8/1/25		270	326
Peralta CA Community College District Revenue	4.000%	8/1/26		1,500	1,722
Peralta CA Community College District Revenue	5.000%	8/1/27		1,490	1,790
Peralta CA Community College District Revenue	5.000%	8/1/28		2,455	2,942
Peralta CA Community College District Revenue	5.000%	8/1/29		2,255	2,631
Peralta CA Community College District Revenue	5.000%	8/1/29		3,115	3,724
Peralta CA Community College District Revenue	5.000%	8/1/30		2,260	2,694
Peralta CA Community College District Revenue	5.000%	8/1/31		1,550	1,842
Peralta CA Community College District Revenue	5.000%	8/1/32		4,340	5,147
Peralta CA Community College District Revenue	5.000%	8/1/34		3,025	3,575
Perris CA Union High School District GO	4.000%	9/1/35	(4)	1,730	2,028
Perris CA Union High School District GO	4.000%	9/1/36	(4)	1,845	2,153
Perris CA Union High School District GO	4.000%	9/1/37	(4)	2,190	2,546
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/20	(2)	2,460	2,438
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	9/1/20	(4)	11,880	12,224
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	9/1/21	(4)	2,000	2,130
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	(2)	2,965	2,665
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/25	(4)	855	1,002
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/26	(4)	900	1,049
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/27	(4)	1,220	1,416
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/28	(4)	1,285	1,482
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	(2)	355	283

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/29	(4)	1,350	1,553
Pittsburg CA Water Revenue	4.000%	8/1/21		500	525
Pittsburg CA Water Revenue	5.000%	8/1/22		250	277
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/20	(4)	325	336
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/21		775	827
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/21	(4)	300	321
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/22		1,325	1,466
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/22	(4)	385	427
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/23		2,540	2,911
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/23	(4)	500	571
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/24		1,065	1,261
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/25		1,785	2,175
Pleasanton CA Unified School District GO	4.000%	8/1/34		1,050	1,210
Pleasanton CA Unified School District GO	4.000%	8/1/35		1,000	1,144
Pleasanton CA Unified School District GO	4.000%	8/1/36		800	910
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23	(ETM)	4,095	4,577
Pomona CA Unified School District GO	5.000%	8/1/22	(15)	440	486
Pomona CA Unified School District GO	5.000%	8/1/26	(15)	450	529
Pomona CA Unified School District GO	4.000%	8/1/32	(4)	1,175	1,322
Port of Oakland CA Revenue	5.000%	11/1/26		2,695	3,368
Port of Oakland CA Revenue	5.000%	11/1/27		1,250	1,593
Port of Oakland CA Revenue	5.000%	11/1/28		1,610	2,034
Port of Oakland CA Revenue	5.000%	11/1/29		950	1,193
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22		2,225	2,452
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22		3,535	3,965
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23		3,325	3,790
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26		1,370	1,677
Poway CA Unified School District GO	0.000%	8/1/20		3,280	3,253
Poway CA Unified School District GO	5.000%	8/1/21	(Prere.)	5,125	5,469
Poway CA Unified School District GO	5.000%	8/1/27		1,625	1,897
Poway CA Unified School District GO	0.000%	8/1/28		9,070	7,623
Poway CA Unified School District GO	0.000%	8/1/31		1,360	1,041
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/20		610	628
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/21		1,000	1,052
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21		320	342

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22		855	924
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22		455	504
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	(15)	715	792
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/15/22		435	470
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,565	1,734
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	(15)	1,180	1,352
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,000	1,144
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	(15)	1,000	1,183
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24		1,525	1,800
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	(15)	775	944
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,640	1,993
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26		990	1,096
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	(15)	1,000	1,216
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26		2,515	3,125
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26		915	1,039
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27		990	1,121
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29		1,190	1,315
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29		1,000	1,125
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30		2,520	2,781
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30		995	1,128
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30		1,230	1,383
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31		1,280	1,436
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32		975	1,103
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32		1,395	1,563
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33		1,490	1,666
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34		1,575	1,760
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35		1,675	1,867

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/27	(4)	1,700	1,986
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/28	(4)	2,800	3,265
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/30	(4)	1,500	1,739
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/31	(4)	1,400	1,618
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/32	(4)	1,710	1,973
Rancho Santiago CA Community College District GO	0.000%	9/1/30	(4)	1,000	785
Redding CA Electric System Revenue	5.000%	6/1/22		395	435
Redding CA Electric System Revenue	5.000%	6/1/22		1,100	1,210
Redding CA Electric System Revenue	5.000%	6/1/23		500	569
Redding CA Electric System Revenue	5.000%	6/1/23		800	911
Redding CA Electric System Revenue	5.000%	6/1/24		1,000	1,177
Redding CA Electric System Revenue	5.000%	6/1/24		750	883
Redding CA Electric System Revenue	5.000%	6/1/25		830	1,007
Redding CA Electric System Revenue	5.000%	6/1/25		730	885
Redding CA Electric System Revenue	5.000%	6/1/26		1,000	1,245
Redding CA Electric System Revenue	5.000%	6/1/27		1,350	1,722
Redding CA Electric System Revenue	5.000%	6/1/30		800	1,027
Redding CA Joint Powers Financing Authority Electric System Revenue	4.000%	6/1/23		325	358
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/24		300	351
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/25		375	452
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/26		675	820
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/27		1,000	1,210
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/28		1,000	1,202
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/30		775	925
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/32		475	564
Redwood City CA Redevelopment Agency Redevelopment Project Area No. 2 Tax Allocation Revenue	0.000%	7/15/25	(2)	3,350	3,037
Redwood City CA School District	3.000%	8/1/40		1,490	1,531
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28		1,000	1,289
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30		1,285	1,622
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32		470	586

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		515	641
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37		3,250	3,992
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/20		335	347
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/21		535	574
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/22	(4)	600	666
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/24	(4)	600	708
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/25	(4)	1,000	1,210
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/26	(4)	750	928
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/27	(4)	1,000	1,264
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/28	(4)	1,125	1,449
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/29	(4)	1,600	2,095
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/31	(4)	1,000	1,296
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/34	(4)	3,000	3,856
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/35	(4)	1,200	1,538
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/36	(4)	1,670	2,130
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/37	(4)	1,600	2,032
Richmond CA Joint Powers Financing Authority Revenue (Point Potrero)	4.000%	5/1/20	(4)	1,500	1,518
Richmond CA Joint Powers Financing Authority Revenue (Point Potrero)	4.000%	5/1/21	(4)	1,000	1,040
Richmond CA Joint Powers Financing Authority Revenue (Point Potrero)	4.000%	5/1/22	(4)	1,750	1,869
Richmond CA Joint Powers Financing Authority Revenue (Point Potrero)	5.000%	5/1/23	(4)	1,400	1,579
Richmond CA Joint Powers Financing Authority Revenue (Point Potrero)	5.000%	5/1/24	(4)	1,000	1,162
Richmond CA Wastewater Revenue	5.000%	8/1/32		1,355	1,755
Richmond CA Wastewater Revenue	5.000%	8/1/33		1,060	1,367
Richmond CA Wastewater Revenue	4.000%	8/1/35		3,285	3,823
Richmond CA Wastewater Revenue	4.000%	8/1/37		2,000	2,312
Richmond CA Wastewater Revenue	5.000%	8/1/39		760	956
Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/27		1,000	1,139
Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/28		1,000	1,134
Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/30		1,000	1,129

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,571
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,010	1,549
Riverside CA Community College District GO	0.000%	8/1/27	2,755	2,278
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,294
Riverside CA Community College District GO	5.000%	8/1/28	3,080	3,738
Riverside CA Community College District GO	3.000%	8/1/33	770	812
Riverside CA Community College District GO	4.000%	8/1/34	3,620	4,292
Riverside CA Community College District GO	3.000%	8/1/35	725	754
Riverside CA Community College District GO	3.000%	8/1/36	1,000	1,037
Riverside CA Community College District GO	3.000%	8/1/36	2,000	2,075
Riverside CA Community College District GO	3.000%	8/1/37	2,125	2,195
Riverside CA Community College District GO	3.000%	8/1/38	1,890	1,946
Riverside CA Community College District GO	3.000%	8/1/38	3,665	3,774
Riverside CA Community College District GO	3.000%	8/1/39	2,110	2,167
Riverside CA Community College District GO	3.000%	8/1/39	3,500	3,594
Riverside CA Electric Revenue	5.000%	10/1/30	975	1,278
Riverside CA Electric Revenue	5.000%	10/1/32	2,695	3,493
Riverside CA Electric Revenue	5.000%	10/1/33	3,250	4,190
Riverside CA Electric Revenue	5.000%	10/1/36	7,675	9,762
Riverside CA Electric Revenue	5.000%	10/1/37	4,750	6,009
Riverside CA Electric Revenue	5.000%	10/1/38	6,250	7,872
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/22	560	624
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/23	325	375
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/24	300	356
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/25	300	367
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/26	375	469
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/27	480	614
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/28	565	736
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/29	350	453
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/30	620	794
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/31	600	765
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/32	550	695
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/33	635	798
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/34	650	815
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,376
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/36	845	1,054
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,483

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/31		1,045	1,216
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	(4)	2,930	3,409
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	(4)	3,075	3,565
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/33		1,055	1,223
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	(4)	1,230	1,423
1	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	1.200%	12/6/19	(15)	5,000	5,000
	Riverside CA Sewer Revenue	5.000%	8/1/20		1,685	1,730
	Riverside CA Sewer Revenue	5.000%	8/1/21		2,000	2,134
	Riverside CA Sewer Revenue	5.000%	8/1/22		2,160	2,387
	Riverside CA Sewer Revenue	5.000%	8/1/23		3,760	4,294
	Riverside CA Sewer Revenue	5.000%	8/1/24		2,020	2,379
	Riverside CA Sewer Revenue	5.000%	8/1/26		600	747
	Riverside CA Sewer Revenue	5.000%	8/1/27		1,055	1,344
	Riverside CA Sewer Revenue	5.000%	8/1/30		2,680	3,450
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/20		1,280	1,317
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/23		1,410	1,548
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/25		1,555	1,699
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/26		1,615	1,763
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/27		1,710	1,865
	Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	0.000%	6/1/25	(14)	6,835	6,235
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/28		500	595
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/30		1,070	1,243
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/32		1,150	1,324
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/35		1,930	2,192
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/36		2,010	2,277
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/37		1,000	1,129
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/22		1,800	2,002
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/23		2,100	2,408
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/24		1,855	2,190
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/30		9,885	11,777

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/32		10,620	12,618
1	Riverside County CA Public Financing Authority Lease Revenue TOB VRDO	1.150%	12/6/19	LOC	5,250	5,250
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/20		2,665	2,745
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/20		375	387
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/21	(4)	2,550	2,721
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21		250	267
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	(4)	1,830	2,023
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22		350	388
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	(4)	2,445	2,787
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	(15)	3,535	4,299
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	(15)	1,195	1,443
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/21	(4)	1,150	1,233
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	(4)	1,320	1,466
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	(4)	1,905	2,185
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	(4)	2,005	2,370
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	(4)	1,440	1,750
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(4)	1,160	1,404
3	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/22	(15)	375	377
3	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/27	(15)	520	580
3	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/30	(15)	750	826
3	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/32	(15)	590	645
3	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/37	(15)	1,015	1,095
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	3,000	3,443
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	4,075	4,677

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	3,000	3,443
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	2,000	2,296
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/37		4,995	6,235
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/22		2,500	2,392
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/23		3,630	3,405
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/24		6,985	6,416
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/31		5,000	3,741
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/32		4,000	2,897
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/33		5,500	3,843
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/34		3,500	2,364
Rocklin CA Unified School District GO	0.000%	8/1/23	(14)	7,030	6,674
Rocklin CA Unified School District GO	0.000%	8/1/24	(14)	2,965	2,765
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/29		330	412
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/30		770	895
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/30		200	248
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/31		530	614
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/32		1,310	1,516
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/32		250	309
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/33		1,000	1,158
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/33		350	430
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/34		3,425	3,957
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/34		250	306
Roseville CA Financing Authority Electric System Revenue	4.000%	2/1/36		4,530	5,088
Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/21		700	737
Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/22		1,000	1,082
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/23		550	631
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/24		1,100	1,303
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/27		1,100	1,407

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/29		750	948
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/30	(4)	2,000	2,515
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/31	(4)	2,665	3,341
Roseville CA Joint Union High School District GO	0.000%	8/1/23		275	262
Roseville CA Joint Union High School District GO	0.000%	8/1/24		580	541
Roseville CA Joint Union High School District GO	0.000%	8/1/25		555	508
Roseville CA Joint Union High School District GO	0.000%	8/1/26		500	447
Roseville CA Joint Union High School District GO	5.000%	8/1/27		185	234
Roseville CA Joint Union High School District GO	0.000%	8/1/28		500	414
Roseville CA Joint Union High School District GO	0.000%	8/1/29	(4)	3,215	2,654
Roseville CA Joint Union High School District GO	0.000%	8/1/29		1,085	855
Roseville CA Joint Union High School District GO	5.000%	8/1/29		200	250
Roseville CA Joint Union High School District GO	0.000%	8/1/30		1,000	748
Roseville CA Joint Union High School District GO	5.000%	8/1/30		300	373
Roseville CA Joint Union High School District GO	0.000%	8/1/31		1,585	1,127
Roseville CA Joint Union High School District GO	0.000%	8/1/31	(4)	6,815	5,271
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20		2,170	2,186
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/24		865	981
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/27		420	507
Roseville CA Special Tax Revenue	5.000%	9/1/20		1,055	1,083
Roseville CA Special Tax Revenue	5.000%	9/1/21		500	530
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/22	(15)	445	493
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/24	(15)	300	353
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/26	(15)	280	329
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/27	(15)	650	761

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/28	(15)	250	291
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/29	(15)	500	581
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/31	(15)	1,160	1,341
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/33	(15)	1,280	1,472
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/34	(15)	1,340	1,538
Sacramento CA City Financing Authority Revenue	5.000%	12/1/19		3,990	3,990
Sacramento CA City Financing Authority Revenue	4.000%	12/1/20		3,700	3,811
Sacramento CA City Financing Authority Revenue	5.000%	12/1/20		2,000	2,080
Sacramento CA City Financing Authority Revenue	5.000%	12/1/32	(15)	1,300	1,552
Sacramento CA City Financing Authority Revenue	5.000%	12/1/33	(15)	1,725	2,053
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	(14)	5,000	4,412
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	(14)	15,815	13,016
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	(14)	5,000	3,533
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	(14)	3,990	2,525
Sacramento CA City Unified School District GO	5.000%	7/1/20	(4)	500	511
Sacramento CA City Unified School District GO	5.000%	7/1/21	(4)	600	635
Sacramento CA City Unified School District GO	5.000%	7/1/22	(4)	940	1,027
Sacramento CA City Unified School District GO	5.000%	7/1/22		230	249
Sacramento CA City Unified School District GO	5.000%	7/1/31	(4)	655	712
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/20	(ETM)	1,250	1,281
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/21	(ETM)	1,000	1,068
Sacramento CA Municipal Utility District Financing Authority Revenue	5.000%	7/1/20		1,405	1,438
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/21		2,625	2,804
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/22		4,000	4,432

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/23		4,000	4,588
Sacramento CA Municipal Utility District Revenue	5.250%	7/1/24	(2)	10,085	11,380
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/24		3,610	4,273
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		5,455	6,040
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		2,555	3,112
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		1,500	1,827
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		2,540	3,171
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		2,000	2,497
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27		4,905	5,593
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28		2,000	2,278
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/30		6,435	7,097
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/32		2,615	3,417
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/33		2,970	3,865
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/37		1,025	1,161
Sacramento CA Municipal Utility District Revenue PUT	5.000%	10/17/23		7,500	8,469
Sacramento CA Municipal Utility District Revenue PUT	5.000%	10/15/25		17,500	20,987
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	405	417
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	925	953
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	975	1,005
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	1,100	1,133
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	1,155	1,190
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/22		680	699
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/28		1,575	1,617
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/29		1,660	1,704
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/30		1,875	1,925
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/31		1,970	2,022
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/26		930	1,142

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/27	1,025	1,286
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/28	2,000	2,552
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/29	1,315	1,672
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/30	1,165	1,468
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/31	2,000	2,511
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/32	1,395	1,744
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/33	1,235	1,539
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/34	1,485	1,844
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/35	2,000	2,477
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/37	2,405	2,955
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/38	1,290	1,578
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/23	525	592
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/24	425	494
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/25	450	537
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/26	500	610
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/27	1,535	1,904
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/28	1,605	2,029
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/29	1,695	2,132
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/30	1,775	2,218
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/31	1,865	2,322
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/32	500	621
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/34	2,145	2,650
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/35	650	801
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/36	1,200	1,475
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/37	1,040	1,276
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/38	1,375	1,680
Sacramento CA Transportation Authority Sales Tax Revenue	5.000%	10/1/21	2,300	2,470

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento CA Unified School District GO	3.000%	8/1/20	(4)	1,000	1,012
Sacramento CA Unified School District GO	4.000%	8/1/21	(4)	1,000	1,046
Sacramento CA Unified School District GO	4.000%	8/1/22	(4)	750	802
Sacramento CA Unified School District GO	5.000%	8/1/23	(4)	1,575	1,779
Sacramento CA Unified School District GO	5.000%	8/1/27	(4)	345	410
Sacramento CA Water Revenue	5.000%	9/1/27		3,210	3,668
Sacramento County CA Airport Revenue	5.000%	7/1/22		345	380
Sacramento County CA Airport Revenue	5.000%	7/1/22		1,000	1,100
Sacramento County CA Airport Revenue	5.000%	7/1/22		370	407
Sacramento County CA Airport Revenue	5.000%	7/1/22		380	418
Sacramento County CA Airport Revenue	5.000%	7/1/23		435	494
Sacramento County CA Airport Revenue	5.000%	7/1/23		1,000	1,137
Sacramento County CA Airport Revenue	5.000%	7/1/23		500	568
Sacramento County CA Airport Revenue	5.000%	7/1/23		345	392
Sacramento County CA Airport Revenue	5.000%	7/1/24		500	586
Sacramento County CA Airport Revenue	5.000%	7/1/24		1,000	1,172
Sacramento County CA Airport Revenue	5.000%	7/1/24		745	872
Sacramento County CA Airport Revenue	5.000%	7/1/24		245	287
Sacramento County CA Airport Revenue	5.000%	7/1/25		1,175	1,417
Sacramento County CA Airport Revenue	5.000%	7/1/25		805	971
Sacramento County CA Airport Revenue	5.000%	7/1/25		775	933
Sacramento County CA Airport Revenue	5.000%	7/1/25		1,100	1,325
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,440	1,782
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,225	1,516
Sacramento County CA Airport Revenue	5.000%	7/1/26		910	1,124
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,080	1,334
Sacramento County CA Airport Revenue	5.000%	7/1/27		1,000	1,267
Sacramento County CA Airport Revenue	5.000%	7/1/27		1,815	2,294
Sacramento County CA Airport Revenue	5.000%	7/1/28		1,250	1,278
Sacramento County CA Airport Revenue	5.000%	7/1/28		1,410	1,820
Sacramento County CA Airport Revenue	5.000%	7/1/29		500	642
Sacramento County CA Airport Revenue	5.000%	7/1/29		500	642
Sacramento County CA Airport Revenue	5.000%	7/1/29		2,265	2,901
Sacramento County CA Airport Revenue	5.000%	7/1/30		5,240	5,353
Sacramento County CA Airport Revenue	5.000%	7/1/30		1,280	1,629
Sacramento County CA Airport Revenue	5.000%	7/1/30		1,250	1,590
Sacramento County CA Airport Revenue	5.000%	7/1/30		3,380	4,291
Sacramento County CA Airport Revenue	5.000%	7/1/31		500	632
Sacramento County CA Airport Revenue	5.000%	7/1/31		1,795	2,266
Sacramento County CA Airport Revenue	5.000%	7/1/32		1,175	1,477
Sacramento County CA Airport Revenue	5.000%	7/1/32		665	836
Sacramento County CA Airport Revenue	5.000%	7/1/32		1,510	1,893
Sacramento County CA Airport Revenue	5.000%	7/1/33		750	938
Sacramento County CA Airport Revenue	5.000%	7/1/35		1,000	1,191
Sacramento County CA Airport Revenue	5.000%	7/1/36		2,000	2,376
Sacramento County CA Airport Revenue	5.000%	7/1/36		1,250	1,552
Sacramento County CA Airport Revenue	5.000%	7/1/37		2,530	3,131
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30		2,000	2,332
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/34		5,260	6,073
San Bernardino CA City Unified School District COP	5.000%	10/1/21	(4)	225	241

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Bernardino CA City Unified School District COP	5.000%	10/1/22	(4)	225	249
San Bernardino CA City Unified School District COP	5.000%	10/1/23	(4)	350	400
San Bernardino CA City Unified School District COP	5.000%	10/1/24	(4)	470	552
San Bernardino CA City Unified School District COP	5.000%	10/1/25	(4)	560	676
San Bernardino CA City Unified School District COP	5.000%	10/1/26	(4)	890	1,098
San Bernardino CA City Unified School District COP	5.000%	10/1/27	(4)	1,245	1,566
San Bernardino CA City Unified School District COP	5.000%	10/1/28	(4)	2,315	2,959
San Bernardino CA City Unified School District COP	5.000%	10/1/29	(4)	1,415	1,798
San Bernardino CA City Unified School District COP	5.000%	10/1/30	(4)	1,115	1,413
San Bernardino CA City Unified School District COP	5.000%	10/1/33	(4)	1,370	1,714
San Bernardino CA City Unified School District COP	5.000%	10/1/35	(4)	2,500	3,101
San Bernardino CA City Unified School District COP	5.000%	10/1/37	(4)	5,880	7,254
San Bernardino CA City Unified School District COP	5.000%	10/1/38	(4)	3,250	3,999
San Bernardino CA City Unified School District GO	5.000%	8/1/20	(4)	765	785
San Bernardino CA City Unified School District GO	5.000%	8/1/21	(4)	1,230	1,311
San Bernardino CA City Unified School District GO	5.000%	8/1/22	(4)	1,525	1,683
San Bernardino CA City Unified School District GO	5.000%	8/1/23	(4)	1,100	1,254
San Bernardino CA City Unified School District GO	5.000%	8/1/24	(4)	1,400	1,594
San Bernardino CA City Unified School District GO	5.000%	8/1/26	(4)	1,310	1,487
San Bernardino CA City Unified School District GO	5.000%	8/1/28	(4)	470	586
San Bernardino CA City Unified School District GO	5.000%	8/1/29	(4)	550	683
San Bernardino CA City Unified School District GO	0.000%	8/1/30	(4)	11,700	9,191
San Bernardino CA City Unified School District GO	5.000%	8/1/30	(4)	630	780
San Bernardino CA City Unified School District GO	5.000%	8/1/31	(4)	230	284
San Bernardino CA Community College District GO	0.000%	8/1/23	(4)	2,655	2,522
San Bernardino CA Community College District GO	5.000%	8/1/24		4,375	4,998
San Bernardino CA Community College District GO	5.000%	8/1/25		4,550	5,196

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Bernardino CA Community College District GO	5.000%	8/1/26		4,150	4,735
	San Bernardino CA Community College District GO	4.000%	8/1/27		10,000	10,996
	San Bernardino CA Community College District GO	0.000%	8/1/29		1,000	765
	San Bernardino CA Community College District GO	5.000%	8/1/29		5,000	6,002
	San Bernardino CA Community College District GO	0.000%	8/1/30		1,100	798
	San Bernardino CA Community College District GO	0.000%	8/1/31		1,000	689
	San Bernardino CA Community College District GO	4.000%	8/1/31		10,660	11,517
	San Bernardino CA Community College District GO	5.000%	8/1/31		8,370	9,957
	San Bernardino CA Community College District GO	0.000%	8/1/32		1,100	719
	San Bernardino CA Community College District GO	4.000%	8/1/32		12,010	12,944
	San Bernardino CA Community College District GO	0.000%	8/1/33		1,165	724
	San Bernardino CA Community College District GO	4.000%	8/1/33		5,000	5,383
5	San Bernardino CA Community College District GO	4.000%	8/1/34		125	143
5	San Bernardino CA Community College District GO	4.000%	8/1/35		220	251
5	San Bernardino CA Community College District GO	4.000%	8/1/36		255	290
5	San Bernardino CA Community College District GO	4.000%	8/1/37		370	419
5	San Bernardino CA Community College District GO	4.000%	8/1/38		475	536
5	San Bernardino CA Community College District GO	4.000%	8/1/39		600	675
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/24		4,005	4,740
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/25		15,420	18,784
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/26		13,870	17,309
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/27		9,670	12,349
	San Bernardino County CA Medical Center COP	5.500%	8/1/22	(14)	8,940	9,807
	San Bernardino County CA Transportation Authority Revenue	5.000%	3/1/31		3,355	3,640
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/23		5,880	6,539
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/24		12,750	14,641
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/25		6,750	7,977

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/26		13,000	15,731
San Diego CA Association of Governments Capital Grant Receipts Revenue	1.800%	11/15/27		11,250	11,399
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/29		875	1,090
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/31		2,190	2,703
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/32		1,750	2,154
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/34		3,000	3,678
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/35		1,500	1,835
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/36		1,500	1,828
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/37		1,070	1,299
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/38		1,230	1,489
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	8,670	9,259
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	2,000	2,136
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	5,000	5,340
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	9,830	10,498
San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	3,380	3,610
San Diego CA Community College District GO	5.000%	8/1/22	(Prere.)	4,100	4,543
San Diego CA Community College District GO	5.000%	8/1/23	(Prere.)	1,000	1,146
San Diego CA Community College District GO	5.000%	8/1/23	(Prere.)	2,150	2,463
San Diego CA Community College District GO	4.000%	8/1/32		23,150	26,732
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/20	(Prere.)	5,000	5,099
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/21		5,820	6,159
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34		5,000	6,071
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35		5,205	6,304
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36		5,000	6,040
San Diego CA Public Facilities Financing Authority Water Revenue	5.250%	8/1/20	(Prere.)	5,355	5,508
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/22		3,230	3,569
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/25		4,270	5,185
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/26		10,710	13,367
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/30		2,000	2,200
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32		4,190	4,602
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36		8,280	10,402

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/37		3,360	4,201
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/20		1,000	1,030
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/21		2,135	2,286
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/22		1,040	1,155
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/23		1,055	1,212
San Diego CA Redevelopment Agency Tax Allocation	0.000%	9/1/26	(4)	3,665	3,243
San Diego CA Unified School District GO	5.500%	7/1/20	(4)	9,490	9,739
San Diego CA Unified School District GO	5.000%	7/1/21		15,000	15,951
San Diego CA Unified School District GO	5.000%	7/1/22		1,580	1,741
San Diego CA Unified School District GO	5.500%	7/1/22	(4)	12,790	14,262
San Diego CA Unified School District GO	4.000%	7/1/25		2,500	2,895
San Diego CA Unified School District GO	5.000%	7/1/25		1,695	2,054
San Diego CA Unified School District GO	5.500%	7/1/25	(14)	1,130	1,400
San Diego CA Unified School District GO	0.000%	7/1/26		8,425	7,597
San Diego CA Unified School District GO	5.000%	7/1/26		20,040	24,230
San Diego CA Unified School District GO	5.500%	7/1/26	(4)	7,565	9,667
San Diego CA Unified School District GO	0.000%	7/1/27		8,500	7,474
San Diego CA Unified School District GO	0.000%	7/1/28		8,000	6,825
San Diego CA Unified School District GO	5.000%	7/1/28		725	872
San Diego CA Unified School District GO	5.000%	7/1/28		6,535	7,862
San Diego CA Unified School District GO	0.000%	7/1/29		3,250	2,678
San Diego CA Unified School District GO	0.000%	7/1/29		1,250	1,013
San Diego CA Unified School District GO	5.000%	7/1/29		750	899
San Diego CA Unified School District GO	5.000%	7/1/29		3,330	4,104
San Diego CA Unified School District GO	0.000%	7/1/30		10,255	8,178
San Diego CA Unified School District GO	0.000%	7/1/30		2,570	2,050
San Diego CA Unified School District GO	0.000%	7/1/30		2,010	1,560
San Diego CA Unified School District GO	0.000%	7/1/30		2,330	1,858
San Diego CA Unified School District GO	5.000%	7/1/30		7,610	8,627
San Diego CA Unified School District GO	0.000%	7/1/31		2,300	1,704
San Diego CA Unified School District GO	5.000%	7/1/31		1,200	1,427
San Diego CA Unified School District GO	5.000%	7/1/31		3,000	3,756
San Diego CA Unified School District GO	5.000%	7/1/31		8,985	10,179
San Diego CA Unified School District GO	0.000%	7/1/32		2,000	1,415
San Diego CA Unified School District GO	4.000%	7/1/32		1,000	1,128
San Diego CA Unified School District GO	5.000%	7/1/32		5,125	5,802
San Diego CA Unified School District GO	4.000%	8/1/32		1,065	1,210
San Diego CA Unified School District GO	4.000%	7/1/33		2,000	2,246
San Diego CA Unified School District GO	5.000%	7/1/33		4,440	5,525
San Diego CA Unified School District GO	4.000%	7/1/34		3,000	3,356
San Diego CA Unified School District GO	4.000%	7/1/34		2,000	2,305
San Diego CA Unified School District GO	4.000%	7/1/35		3,600	4,012
San Diego CA Unified School District GO	4.000%	7/1/35		3,390	3,897
San Diego CA Unified School District GO	4.000%	8/1/35		1,855	2,083
San Diego CA Unified School District GO	4.000%	7/1/36		1,640	1,925
San Diego CA Unified School District GO	4.000%	7/1/36		2,145	2,517
San Diego CA Unified School District GO	4.000%	7/1/37		1,735	2,027
San Diego CA Unified School District GO	4.000%	7/1/37		1,585	1,852

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	San Diego CA Unified School District GO	4.000%	7/1/37	5,155	5,886
	San Diego CA Unified School District GO	4.000%	7/1/38	1,790	2,078
	San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,818
	San Diego CA Unified School District GO	4.000%	7/1/39	2,000	2,315
1	San Diego CA Unified School District GO TOB VRDO	1.250%	12/6/19	4,700	4,700
	San Diego County CA COP	5.000%	10/15/24	2,125	2,530
	San Diego County CA COP	5.000%	10/15/25	5,305	6,314
	San Diego County CA COP	5.000%	10/15/26	2,590	3,076
	San Diego County CA COP	5.000%	10/15/27	2,000	2,369
	San Diego County CA COP	5.000%	10/15/28	1,400	1,653
	San Diego County CA COP	5.000%	10/15/29	2,010	2,366
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/22	425	470
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	4.000%	11/1/23	1,710	1,885
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/24	805	943
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/26	1,145	1,370
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/28	2,450	2,916
	San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/30	2,180	2,584
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/23	3,915	4,007
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/23	1,660	1,857
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/23	3,780	4,231
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/24	1,265	1,457
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/24	7,115	8,198
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25	9,000	9,212
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25	1,000	1,183
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25	3,700	4,379
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25	300	363
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	6,000	6,141
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	1,000	1,210
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	2,750	3,330

149

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	400	496
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	200	248
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27	1,535	1,892
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27	3,465	4,276
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27	400	506
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27	330	418
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	3,000	3,071
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	1,140	1,429
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	3,570	4,480
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	335	432
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	350	440
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29	1,755	2,238
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29	350	459
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29	310	388
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	1,645	2,129
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	500	650
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	590	733
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31	345	442
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31	1,600	2,057
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31	1,500	1,938
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32	360	459
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32	1,320	1,690
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32	2,500	3,211
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32	1,000	1,232
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33	455	577
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33	1,525	1,940
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33	2,650	3,392

150

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33	1,305	1,603
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	475	599
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	850	1,076
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,590	2,026
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,010	1,237
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	505	634
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	750	945
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	2,875	3,647
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	1,000	1,222
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36	530	664
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36	2,500	3,141
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36	5,750	7,267
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36	2,765	3,367
5	San Diego County CA Regional Airport Authority Revenue	4.000%	7/1/37	1,500	1,734
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37	560	699
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37	2,470	3,091
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37	1,690	2,052
5	San Diego County CA Regional Airport Authority Revenue	4.000%	7/1/38	1,500	1,729
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/38	585	728
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/38	2,850	3,558
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/39	615	763
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/39	3,035	3,779
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/39	6,000	7,512
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/40	650	805
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/40	4,115	5,114
	San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21	30,325	31,526
	San Diego County CA Water Authority Revenue	3.000%	5/1/21	5,000	5,133

151

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego County CA Water Authority Revenue	5.000%	5/1/26		2,090	2,588
San Diego County CA Water Authority Revenue	5.000%	5/1/30		5,000	5,275
San Diego County CA Water Authority Revenue	5.000%	5/1/35		13,795	16,711
San Diego County CA Water Authority Revenue COP	5.250%	5/1/21	(14)	6,725	7,133
San Diego County CA Water Authority Revenue COP	5.250%	5/1/22	(14)	7,075	7,803
San Dieguito CA Union High School District GO	4.000%	8/1/31		1,750	1,903
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/28		1,685	2,044
San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/34		6,595	7,410
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/36		1,875	2,336
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/20		1,040	1,065
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	290	320
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	690	761
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	755	833
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	780	861
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	1,885	2,080
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	2,045	2,256
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27		5,435	6,588
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28		2,510	3,035
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/31		2,215	2,648
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/32		1,625	1,938
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/33		1,500	1,783
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34		1,615	1,868
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36		3,035	3,478
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37		2,510	2,868
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38		3,045	3,468
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39		2,075	2,358
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/23		2,220	2,447

152

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/23		4,070	4,485
	San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/24		2,335	2,570
	San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/24		4,270	4,699
	San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/25		2,450	2,695
	San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/25		4,485	4,934
	San Francisco CA City & County COP	5.000%	4/1/27		13,095	15,902
	San Francisco CA City & County COP	5.000%	4/1/28		465	564
	San Francisco CA City & County COP	3.000%	4/1/30		8,085	8,621
	San Francisco CA City & County COP	4.000%	9/1/30		5,215	5,681
	San Francisco CA City & County COP	3.000%	4/1/31		8,405	8,897
	San Francisco CA City & County COP	4.000%	9/1/31		5,100	5,540
	San Francisco CA City & County COP	4.000%	9/1/32		5,680	6,156
	San Francisco CA City & County COP	4.000%	4/1/35		9,870	11,024
	San Francisco CA City & County COP	4.000%	9/1/35		5,170	5,576
	San Francisco CA City & County COP	4.000%	4/1/36		10,665	11,876
	San Francisco CA City & County COP	4.000%	4/1/37		8,590	9,736
	San Francisco CA City & County COP	4.000%	4/1/38		4,930	5,557
	San Francisco CA City & County COP	4.000%	4/1/39		5,290	5,950
	San Francisco CA City & County COP	4.000%	4/1/40		9,660	10,815
1	San Francisco CA City & County COP TOB VRDO	1.070%	12/6/19		5,435	5,435
	San Francisco CA City & County GO	5.000%	6/15/20		500	511
	San Francisco CA City & County GO	5.000%	6/15/22		2,640	2,857
	San Francisco CA City & County GO	5.000%	6/15/23		4,000	4,326
	San Francisco CA City & County GO	5.000%	6/15/26		2,920	3,325
	San Francisco CA City & County GO	5.000%	6/15/27		5,815	6,614
	San Francisco CA City & County GO	4.000%	6/15/28		4,190	4,593
	San Francisco CA City & County GO	4.000%	6/15/29		4,545	4,970
	San Francisco CA City & County GO	4.000%	6/15/29		7,130	7,979
	San Francisco CA City & County GO	4.000%	6/15/33		8,160	9,003
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/20	(Prere.)	2,135	2,170
	San Francisco CA City & County International Airport Revenue	5.250%	5/1/20	(14)	5,175	5,265
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		5,110	5,396
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		2,865	2,912
	San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	550	581
	San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,150	1,215
	San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,200	1,268
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		6,360	6,970
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		1,705	1,869

153

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22	2,865	2,911
San Francisco CA City & County International Airport Revenue	5.000%	5/1/23	3,335	3,783
San Francisco CA City & County International Airport Revenue	4.000%	5/1/24	5,775	6,516
San Francisco CA City & County International Airport Revenue	5.000%	5/1/24	1,700	1,991
San Francisco CA City & County International Airport Revenue	5.000%	5/1/24	3,245	3,801
San Francisco CA City & County International Airport Revenue	4.000%	5/1/25	3,625	4,187
San Francisco CA City & County International Airport Revenue	5.000%	5/1/25	2,110	2,548
San Francisco CA City & County International Airport Revenue	5.000%	5/1/25	6,180	7,462
San Francisco CA City & County International Airport Revenue	5.000%	5/1/27	2,005	2,473
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28	7,625	8,328
San Francisco CA City & County International Airport Revenue	5.000%	5/1/28	2,220	2,722
San Francisco CA City & County International Airport Revenue	5.000%	5/1/29	1,820	2,217
San Francisco CA City & County International Airport Revenue	5.000%	5/1/29	7,090	9,291
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	4,790	5,048
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	5,000	6,491
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31	635	765
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31	4,000	5,153
San Francisco CA City & County International Airport Revenue	5.000%	5/1/32	10,095	12,966
San Francisco CA City & County International Airport Revenue	5.000%	5/1/36	8,015	10,160
San Francisco CA City & County International Airport Revenue	5.000%	5/1/37	10,035	12,678
San Francisco CA City & County International Airport Revenue	5.000%	5/1/38	10,000	12,591
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/26	5,865	7,159
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/26	1,795	2,191
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/27	1,885	2,299
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/30	13,170	14,604
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	11/1/33	2,500	2,932
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34	9,495	11,412

154

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		3,550	4,492
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	11/1/34		5,000	5,860
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		9,980	11,970
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		125	158
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		10,495	12,568
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37		3,135	3,916
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/38		4,790	5,960
1	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	1.250%	12/6/19		8,700	8,700
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/20		2,010	2,083
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	11,000	11,848
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	10,335	11,132
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21		1,165	1,253
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,730	6,285
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,000	5,484
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	9,000	9,871
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	3,020	3,312
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/22		925	1,031
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23		4,245	4,890
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23		1,425	1,642
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/24		4,605	5,474
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/24		1,000	1,189
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/25		6,035	7,280
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/27		7,755	9,314
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/27		1,000	1,205
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/28		10,235	11,361
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		5,355	6,419
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		2,640	3,117

155

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,523
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	2,161
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	15,177
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,890
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,744
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,269
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	3,510	3,831
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	4,289
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	3,470	4,083
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	4,230	4,977
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	2,025	2,383
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/31	14,015	15,524
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/31	2,000	2,417
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,000	1,195
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	3,650	4,289
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	4,450	5,229
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	2,130	2,503
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	3,000	3,619
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	3,610	3,997
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,675	3,179
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	3,835	4,502
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	4,680	5,494
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,240	2,630
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33	6,280	7,734
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	9,977
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	4,000	4,684
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/36	8,625	9,768

156

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36	1,000	1,180
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/38	1,520	1,775
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/39	5,090	5,939
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/20	130	133
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/21	160	170
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/22	125	138
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/23	120	136
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	135	158
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	440	515
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	860	1,007
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	305	358
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	240	281
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	400	482
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	400	483
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/26	1,405	1,735

157

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/26	500	619
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	140	163
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	500	616
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	500	617
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/28	835	1,024
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/29	460	534
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/29	745	910
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/30	550	669
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/31	400	463
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/31	710	858
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	525	606
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	450	540
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	1,000	1,200

158

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	860	1,034
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	670	801
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	660	790
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	750	898
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	225	259
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	700	834
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	660	786
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	555	662
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	400	474
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	900	1,067
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	620	735
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	350	414
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	625	739

159

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36		780	924
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21		2,030	2,167
	San Francisco CA City & County Unified School District GO	5.000%	6/15/24		1,080	1,271
	San Francisco CA City & County Unified School District GO	5.000%	6/15/27		6,475	7,617
	San Francisco CA City & County Unified School District GO	5.000%	6/15/28		10,170	11,944
	San Francisco CA City & County Unified School District GO	4.000%	6/15/30		1,270	1,289
	San Francisco CA City & County Unified School District GO	5.000%	6/15/31		7,965	8,130
	San Francisco CA City & County Unified School District GO	4.000%	6/15/32		5,300	5,606
	San Francisco CA City & County Unified School District GO	4.250%	6/15/33		4,000	4,252
	San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/29		1,585	1,783
	San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/32		2,170	2,428
	San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/33		3,025	3,380
	San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/34		1,640	1,884
5	San Jacinto CA Unified School District CP	5.000%	9/1/20	(4)	575	580
5	San Jacinto CA Unified School District CP	5.000%	9/1/21	(4)	850	885
5	San Jacinto CA Unified School District CP	5.000%	9/1/23	(4)	470	518
5	San Jacinto CA Unified School District CP	5.000%	9/1/24	(4)	985	1,115
5	San Jacinto CA Unified School District CP	5.000%	9/1/29	(4)	1,255	1,547
5	San Jacinto CA Unified School District CP	5.000%	9/1/31	(4)	1,385	1,722
5	San Jacinto CA Unified School District CP	5.000%	9/1/33	(4)	1,525	1,874
5	San Jacinto CA Unified School District CP	5.000%	9/1/35	(4)	1,685	2,052
	San Joaquin County CA Transportation Authority Revenue	4.000%	3/1/20		1,020	1,028
	San Joaquin County CA Transportation Authority Revenue	4.000%	3/1/21		710	737
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/22		300	327
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/33		7,115	8,754
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34		1,470	1,804
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35		5,750	7,042
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/36		4,725	5,976
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/37		7,050	8,890

160

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/38		3,700	4,648
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/22	(14)	580	557
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/23	(ETM)	16,000	15,417
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	7,140	6,528
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/25	(ETM)	14,750	13,846
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/29		12,210	14,139
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		2,435	2,783
San Jose CA Airport Revenue	5.000%	3/1/26		4,610	4,836
San Jose CA Airport Revenue	5.000%	3/1/29		200	250
San Jose CA Airport Revenue	5.000%	3/1/30		250	310
San Jose CA Airport Revenue	5.000%	3/1/33		500	610
San Jose CA Airport Revenue	5.000%	3/1/34		500	608
San Jose CA Airport Revenue	5.000%	3/1/36		3,020	3,656
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(Prere.)	1,270	1,304
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(Prere.)	1,140	1,171
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20		3,255	3,341
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.125%	8/1/20	(Prere.)	570	586
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/20	(Prere.)	800	823
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/20	(Prere.)	1,355	1,395
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/21		7,545	8,043
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/22		3,500	3,868
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23		5,000	5,714
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24		5,000	5,893
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26		3,650	4,542
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27		2,335	2,975
San Jose CA Special Hotel Tax Revenue (Convention Center Expansion & Renovation Project)	6.125%	5/1/31		5,000	5,334
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/22		500	553
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/23		400	458
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/24		525	620

161

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/25		440	535
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/26		775	968
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/27		780	998
San Jose-Evergreen CA Community College District GO	5.000%	9/1/34		1,000	1,167
San Juan CA Unified School District GO	0.000%	8/1/25	(4)	10,000	9,181
San Juan CA Unified School District GO	0.000%	8/1/26	(4)	12,215	10,967
San Juan CA Unified School District GO	4.000%	8/1/31		3,250	3,796
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/24	(15)	855	961
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/25	(15)	970	1,087
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/26	(15)	500	559
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/27	(15)	1,070	1,192
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/28	(15)	600	668
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/33	(15)	2,790	3,096
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/25	(4)	800	972
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/26	(4)	635	792
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/27	(4)	600	766
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/28	(4)	890	1,128
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/30	(4)	750	935
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/31	(4)	1,060	1,314
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/32	(4)	850	1,048
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/33	(4)	635	779
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/35	(4)	1,000	1,219
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/36	(4)	1,325	1,609
San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/37	(4)	1,750	2,119
San Marcos CA Unified School District GO	0.000%	8/1/25		2,300	2,100
San Marcos CA Unified School District GO	0.000%	8/1/30		2,000	1,579
San Marcos CA Unified School District GO	5.000%	8/1/30		4,050	5,097
San Marcos CA Unified School District GO	0.000%	8/1/31		2,000	1,527
San Marcos CA Unified School District GO	5.000%	8/1/31		3,580	4,482
San Marcos CA Unified School District GO	0.000%	8/1/32		2,500	1,854
San Marcos CA Unified School District GO	4.000%	8/1/32		300	344
San Marcos CA Unified School District GO	5.000%	8/1/34		3,545	4,396
San Marcos CA Unified School District GO	5.000%	8/1/35		4,000	4,949

162

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Marcos CA Unified School District GO	5.000%	8/1/36		3,375	4,160
San Marcos CA Unified School District GO	4.000%	8/1/37		4,015	4,522
San Marcos CA Unified School District GO	4.000%	8/1/38		9,140	10,233
San Mateo CA Union High School District GO	0.000%	9/1/23	(Prere.)	2,725	2,496
San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	1,315	1,511
San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	725	833
San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	1,285	1,479
San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	715	823
San Mateo CA Union High School District GO	0.000%	9/1/24		2,665	2,433
San Mateo CA Union High School District GO	4.000%	9/1/32		3,155	3,578
San Mateo CA Union High School District GO	4.000%	9/1/33		3,540	4,073
San Mateo CA Union High School District GO	4.000%	9/1/33		1,950	2,244
San Mateo CA Union High School District GO	4.000%	9/1/35		1,585	1,810
San Mateo County CA Community College District GO	0.000%	9/1/21	(14)	4,645	4,550
San Mateo County CA Community College District GO	0.000%	9/1/22	(14)	5,675	5,484
San Mateo County CA Community College District GO	0.000%	9/1/24	(14)	2,825	2,644
San Mateo County CA Community College District GO	0.000%	9/1/25	(14)	4,000	3,673
San Mateo County CA Community College District GO	0.000%	9/1/30	(14)	5,640	4,534
San Mateo County CA Community College District GO	4.000%	9/1/34		2,670	3,152
San Mateo County CA Community College District GO	5.000%	9/1/36		1,000	1,304
San Mateo County CA Community College District GO	5.000%	9/1/37		1,000	1,299
San Mateo County CA Community College District GO	5.000%	9/1/38		750	968
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/35	(4)	4,875	6,100
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/36		6,075	7,576
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/37		6,435	7,981
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/23		1,210	1,379
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/27		2,000	2,348
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/21		1,035	1,086
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/22		1,335	1,474

163

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/23		1,630	1,863
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/32		4,500	5,117
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/33		5,000	5,667
San Mateo County CA Transportation Authority Revenue	4.000%	6/1/20		770	782
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/20		790	806
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/21		1,385	1,469
San Mateo County CA Transportation Authority Revenue	4.000%	6/1/22		600	646
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/22		785	864
San Mateo County CA Transportation Authority Revenue	4.000%	6/1/23		1,520	1,680
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/23		855	974
San Mateo County CA Transportation Authority Revenue	4.000%	6/1/24		750	850
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/24		1,250	1,472
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/25		1,245	1,512
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/31		1,365	1,630
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	5.000%	8/1/34		825	1,073
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/35		1,500	1,757
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	5.000%	8/1/36		1,425	1,839
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/37		2,750	3,194
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/39		1,250	1,437
San Mateo-Foster City CA School District GO	4.000%	8/1/34		1,580	1,775
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	(4)	1,000	1,097
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	(4)	1,250	1,413
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	(4)	1,770	2,034
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	(4)	1,860	2,129
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	(4)	2,275	2,591
San Rafael CA Elementary School District Capital Appreciation GO	0.000%	8/1/29	(14)	3,025	2,476

164

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Rafael CA Elementary School District GO	3.000%	8/1/34		325	340
San Rafael CA Elementary School District GO	3.000%	8/1/35		1,210	1,259
San Rafael CA Elementary School District GO	3.000%	8/1/37		825	851
San Rafael CA High School District GO	0.000%	8/1/26	(14)	3,315	2,984
San Rafael CA High School District GO	0.000%	8/1/29	(14)	6,505	5,401
San Rafael CA High School District GO	4.000%	8/1/35		1,075	1,263
San Rafael CA High School District GO	4.000%	8/1/36		1,200	1,404
San Rafael CA High School District GO	3.000%	8/1/38		1,200	1,245
San Rafael CA High School District GO	3.000%	8/1/39		1,000	1,035
San Rafael CA High School District GO	3.000%	8/1/40		1,450	1,491
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	(2)	1,020	922
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	(2)	1,700	1,452
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	(2)	1,800	1,490
San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	(15)	1,520	1,802
San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	(15)	1,595	1,872
San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	(15)	1,670	1,954
San Ramon Valley CA Unified School District GO	4.000%	8/1/28		1,225	1,345
San Ramon Valley CA Unified School District GO	4.000%	8/1/28		1,225	1,345
San Ramon Valley CA Unified School District GO	4.000%	8/1/32		2,000	2,264
San Ysidro CA School District COP	5.000%	9/1/27	(15)	100	110
San Ysidro CA School District COP	5.000%	9/1/31	(15)	200	220
San Ysidro CA School District COP	5.000%	9/1/34	(15)	200	219
San Ysidro CA School District COP	5.000%	9/1/37	(15)	320	351
San Ysidro CA School District GO	0.000%	8/1/26	(14)	4,770	4,095
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/21		125	133
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/22		100	111
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/23		100	115
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/24		130	154
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/25		150	183
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/26		200	251
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/27		250	321

165

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/28		275	330
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/29		350	418
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/30		500	593
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/31		500	591
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/32		500	588
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/33		860	1,005
Santa Ana CA Unified School District COP	0.000%	4/1/32	(4)	1,750	1,247
Santa Ana CA Unified School District GO	0.000%	8/1/31	(14)	3,825	2,891
Santa Barbara CA Unified School District GO	4.000%	8/1/30		840	992
Santa Barbara CA Unified School District GO	4.000%	8/1/30		300	354
Santa Clara CA Electric Revenue	4.000%	7/1/24		4,720	5,129
Santa Clara CA Electric Revenue	4.000%	7/1/25		5,200	5,644
Santa Clara CA Electric Revenue	4.000%	7/1/26		5,230	5,672
Santa Clara CA Electric Revenue	5.000%	7/1/30		1,000	1,061
Santa Clara CA Electric Revenue	5.250%	7/1/32		2,525	2,689
Santa Clara CA Financing Authority Revenue	4.000%	5/15/33		7,500	8,356
Santa Clara CA Financing Authority Revenue	4.000%	4/1/34		6,970	8,105
Santa Clara CA Financing Authority Revenue	4.000%	4/1/35		7,250	8,385
Santa Clara CA Financing Authority Revenue	3.000%	5/1/36		2,000	2,076
Santa Clara CA Financing Authority Revenue	3.000%	5/1/37		2,000	2,069
Santa Clara CA Financing Authority Revenue	3.000%	5/1/38		2,000	2,058
Santa Clara CA Financing Authority Revenue	3.000%	5/1/39		2,000	2,052
Santa Clara CA Financing Authority Revenue	3.000%	5/1/40		2,000	2,042
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	3,775	3,865
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,115	4,213
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,405	4,510
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,715	4,827
Santa Clara CA Unified School District GO	5.000%	7/1/21		2,290	2,436
Santa Clara CA Unified School District GO	5.000%	7/1/22		2,060	2,272
Santa Clara CA Unified School District GO	5.000%	7/1/23		2,185	2,494
Santa Clara CA Unified School District GO	5.000%	7/1/25		3,120	3,675
Santa Clara CA Unified School District GO	5.000%	7/1/25		3,595	4,235
Santa Clara CA Unified School District GO	4.000%	7/1/29		6,650	7,797
Santa Clara CA Unified School District GO	4.000%	7/1/29		8,235	9,655
Santa Clara CA Unified School District GO	4.000%	7/1/30		8,800	10,263
Santa Clara CA Unified School District GO	3.000%	7/1/31		4,460	4,767
Santa Clara CA Unified School District GO	3.000%	7/1/32		4,770	5,074
Santa Clara CA Unified School District GO	3.000%	7/1/33		1,610	1,707
Santa Clara CA Unified School District GO	4.000%	7/1/33		8,750	10,040
Santa Clara CA Unified School District GO	3.000%	7/1/34		5,430	5,720
Santa Clara CA Unified School District GO	3.000%	7/1/36		6,150	6,393
Santa Clara CA Unified School District GO	3.000%	7/1/37		6,545	6,752

166

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Santa Clara CA Unified School District GO	3.000%	7/1/38		3,225	3,315
1	Santa Clara CA Unified School District GO TOB VRDO	1.110%	12/6/19		10,400	10,400
	Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/20		4,215	4,292
	Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/21		5,770	6,110
	Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22		6,060	6,655
	Santa Clara County CA Financing Authority Revenue	5.000%	5/15/22		4,090	4,492
	Santa Clara County CA Financing Authority Revenue	5.000%	5/15/25		6,510	7,881
	Santa Clara County CA Financing Authority Revenue	5.000%	5/15/26		6,800	8,188
1	Santa Clara County CA Financing Authority Revenue TOB VRDO	1.250%	12/6/19		6,340	6,340
	Santa Clara County CA GO	5.000%	8/1/28		8,830	9,751
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/22		710	786
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/23		375	429
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/24		275	325
	Santa Clara Valley CA Joint Powers Authority Revenue	4.000%	8/1/25		615	712
	Santa Clara Valley CA Joint Powers Authority Revenue	4.000%	8/1/26		710	837
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/29		545	675
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/30		1,235	1,516
	Santa Clara Valley CA Water District COP	5.000%	6/1/20		575	587
	Santa Clara Valley CA Water District COP	5.000%	6/1/21		525	557
	Santa Clara Valley CA Water District COP	5.000%	6/1/22		550	605
	Santa Clara Valley CA Water District COP	5.000%	6/1/23		845	962
	Santa Clarita CA Community College District GO	0.000%	8/1/29	(4)	2,530	2,059
	Santa Clarita CA Community College District GO	5.000%	8/1/32		5,450	6,032
	Santa Clarita CA Community College District GO	3.000%	8/1/33		350	369
	Santa Clarita CA Community College District GO	3.000%	8/1/34		450	473
	Santa Clarita CA Community College District GO	3.000%	8/1/35		700	733
	Santa Clarita CA Community College District GO	3.000%	8/1/37		800	832
	Santa Clarita CA Community College District GO	3.000%	8/1/38		750	774
	Santa Clarita CA Community College District GO	3.000%	8/1/39		900	927
	Santa Clarita CA Community College District GO	3.000%	8/1/40		800	819

167

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Monica CA Community College District GO	0.000%	8/1/24		4,500	4,220
Santa Monica CA Community College District GO	0.000%	8/1/26		11,025	9,925
Santa Monica CA Community College District GO	4.000%	8/1/30		2,000	2,225
Santa Monica CA Community College District GO	5.000%	8/1/30		500	646
Santa Monica CA Community College District GO	5.000%	8/1/31		600	771
Santa Monica CA Community College District GO	4.000%	8/1/32		2,565	2,815
Santa Monica CA Community College District GO	5.000%	8/1/32		535	684
Santa Monica CA Community College District GO	4.000%	8/1/33		3,510	3,834
Santa Monica CA Community College District GO	4.000%	8/1/33		500	582
Santa Monica CA Community College District GO	4.000%	8/1/34		635	738
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/30		250	314
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/31		350	437
Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/31		1,600	1,821
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/32		250	311
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/33		250	311
Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/33		1,150	1,298
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/34		315	390
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/35		350	433
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/36		430	494
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/37		465	532
Santa Rosa CA High School District GO	5.000%	5/1/20		1,150	1,169
Santa Rosa CA High School District GO	5.000%	8/1/28	(4)	500	620
Santa Rosa CA High School District GO	5.000%	8/1/30	(4)	800	984
Santa Rosa CA High School District GO	5.000%	8/1/32	(4)	1,095	1,337
Santa Rosa CA High School District GO	5.000%	8/1/34	(4)	965	1,173
Santa Rosa CA High School District GO	5.000%	8/1/35	(4)	750	910
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21		1,300	1,392
Santa Rosa CA Wastewater Revenue	5.000%	9/1/22		1,165	1,293
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23		970	1,113
Santa Rosa CA Wastewater Revenue	5.000%	9/1/24		865	1,024
Santa Rosa CA Wastewater Revenue	5.000%	9/1/25		815	993
Santa Rosa CA Wastewater Revenue	5.000%	9/1/26		920	1,147
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28	(4)	11,095	9,338
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29		2,870	3,167

168

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30		3,055	3,369
Santee CA CDC Successor Agency Tax Allocation Revenue	4.000%	8/1/21		600	629
Santee CA CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22		570	628
Shasta-Tehama-Trinity CA Joint Community College District GO	5.000%	8/1/31		300	376
Shasta-Tehama-Trinity CA Joint Community College District GO	5.000%	8/1/32		275	343
Shasta-Tehama-Trinity CA Joint Community College District GO	4.000%	8/1/36		700	792
Shasta-Tehama-Trinity CA Joint Community College District GO	4.000%	8/1/37		1,000	1,128
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/21		725	774
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/24		1,000	1,181
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/28		1,000	1,206
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/35		1,000	1,183
Simi Valley CA Unified School District GO	5.000%	8/1/20		1,500	1,540
Simi Valley CA Unified School District GO	5.000%	8/1/21		1,220	1,302
Simi Valley CA Unified School District GO	5.000%	8/1/22		1,500	1,660
Simi Valley CA Unified School District GO	5.000%	8/1/23		2,500	2,863
Simi Valley CA Unified School District GO	5.000%	8/1/24		3,455	4,086
Simi Valley CA Unified School District GO	5.000%	8/1/25		2,785	3,394
Simi Valley CA Unified School District GO	0.000%	8/1/26	(4)	3,030	2,692
Simi Valley CA Unified School District GO	5.000%	8/1/26		2,025	2,538
Simi Valley CA Unified School District GO	0.000%	8/1/27	(4)	2,950	2,554
Simi Valley CA Unified School District GO	0.000%	8/1/28	(4)	4,785	4,022
Simi Valley CA Unified School District GO	4.000%	8/1/32		200	233
Simi Valley CA Unified School District GO	4.000%	8/1/33		175	202
Simi Valley CA Unified School District GO	3.000%	8/1/34		320	335
Simi Valley CA Unified School District GO	3.000%	8/1/35		525	546
Simi Valley CA Unified School District GO	3.000%	8/1/36		750	777
Simi Valley CA Unified School District GO	4.000%	8/1/36		1,240	1,417
Simi Valley CA Unified School District GO	3.000%	8/1/37		500	517
Simi Valley CA Unified School District GO	4.000%	8/1/37		1,320	1,504
Simi Valley CA Unified School District GO	4.000%	8/1/38		350	397
Simi Valley CA Unified School District GO	4.000%	8/1/39		365	413
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/29		2,115	2,294
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/32		2,655	2,868
Solano County CA Community College District GO	0.000%	8/1/21	(14)	985	965
Soledad CA Unified School District Revenue BAN	0.000%	8/1/21		2,120	2,070
Sonoma County CA Junior College District GO	3.000%	8/1/39		1,055	1,083
Sonoma County CA Transportation Authority Sales Tax Revenue	5.000%	12/1/22		2,520	2,822
Sonoma Valley CA Unified School District GO	5.000%	8/1/32		1,250	1,499

169

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
South Bay CA Union School District (San Diego County) BAN	0.000%	8/1/22		2,250	2,164
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/31	(4)	320	414
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/32	(4)	500	645
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/33	(4)	450	579
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/34	(4)	1,335	1,711
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/37	(4)	2,240	2,838
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/38	(4)	2,630	3,322
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/23		1,000	1,087
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/25		1,250	1,358
South San Francisco CA Unified School District GO	4.000%	9/1/33		6,310	7,086
Southern California Public Power Authority Revenue	5.000%	7/1/25		6,760	8,076
Southern California Public Power Authority Revenue	5.000%	7/1/28		10,000	10,230
Southern California Public Power Authority Revenue	5.000%	7/1/29		1,000	1,023
Southern California Public Power Authority Revenue	5.000%	7/1/30		10,750	10,996
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/20		1,250	1,279
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/21		1,000	1,063
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/23		4,000	4,250
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/24		2,375	2,524
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/25		1,675	1,779
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/26		1,250	1,327
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/27		1,000	1,061
Southern California Public Power Authority Revenue (Canyon Power Project) PUT	2.250%	5/1/21		45,800	46,201
Southern California Public Power Authority Revenue (Linden Wind Energy Project)	5.000%	7/1/28		3,500	3,580
Southern California Public Power Authority Revenue (Linden Wind Energy Project)	5.000%	7/1/29		2,500	2,557

170

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Public Power Authority Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,557
Southern California Public Power Authority Revenue (Magnolia Power Project) PUT	2.000%	7/1/20	2,350	2,356
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/28	5,000	5,015
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/29	5,000	5,015
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/23	5,540	6,289
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,813
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/25	7,025	8,350
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/26	3,525	4,266
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/28	2,265	2,791
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/29	300	375
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/33	5,765	7,540
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/22	900	996
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/23	1,370	1,570
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/24	700	829
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/25	805	982
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/26	750	914
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/27	1,340	1,629
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/29	1,500	1,811
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/30	1,120	1,345
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/31	1,470	1,758
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/32	2,410	2,875
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/33	2,325	2,768
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/34	4,815	5,710
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/35	2,840	3,361
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/36	3,000	3,555
Southwestern California Community College District GO	0.000%	8/1/24	750	699

171

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Southwestern California Community College District GO	0.000%	8/1/25		1,090	986
	Southwestern California Community College District GO	0.000%	8/1/26		2,000	1,729
	Southwestern California Community College District GO	0.000%	8/1/27		2,000	1,646
	Southwestern California Community College District GO	0.000%	8/1/28		2,535	1,985
	Southwestern California Community College District GO	5.000%	8/1/29		1,000	1,231
	Southwestern California Community College District GO	5.000%	8/1/29		300	379
	Southwestern California Community College District GO	5.000%	8/1/30		300	378
	Southwestern California Community College District GO	4.000%	8/1/31		300	349
	Southwestern California Community College District GO	4.000%	8/1/32		1,000	1,142
	Southwestern California Community College District GO	4.000%	8/1/32		250	290
	Southwestern California Community College District GO	4.000%	8/1/33		300	346
	Southwestern California Community College District GO	4.000%	8/1/34		1,760	1,997
	Southwestern California Community College District GO	4.000%	8/1/35		1,500	1,699
	Southwestern California Community College District GO	4.000%	8/1/36		1,200	1,372
	Southwestern California Community College District GO	4.000%	8/1/37		2,385	2,719
	Southwestern California Community College District GO	4.000%	8/1/38		1,750	1,984
3	St. Helena CA Unified School District GO, 4.000% coupon rate effective 8/1/2023	0.000%	8/1/27		4,550	4,569
	State Center California Community College District GO	5.000%	8/1/27		635	814
	State Center California Community College District GO	4.000%	8/1/34		1,000	1,144
	State Center California Community College District GO	4.000%	8/1/36		1,045	1,185
	State Center California Community College District GO	4.000%	8/1/37		1,000	1,130
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/20	(15)	580	593
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/21	(15)	450	473
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/22	(15)	950	1,023
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/23	(15)	660	728
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/24	(15)	1,075	1,212
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/25	(15)	1,100	1,266

172

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Stockton CA Public Financing Authority Revenue	4.000%	9/2/26	(15)	1,170	1,369
Stockton CA Public Financing Authority Wastewater Revenue	1.400%	6/1/22		17,500	17,481
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/22	(15)	1,000	1,104
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/23	(15)	1,015	1,156
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/24	(15)	1,000	1,173
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/25	(15)	1,250	1,466
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/26	(15)	1,375	1,610
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/27	(15)	1,250	1,461
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/20	(15)	500	516
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/23	(15)	725	828
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/24	(15)	900	1,058
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/25	(15)	1,000	1,209
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/26	(15)	1,000	1,237
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/27	(15)	2,200	2,778
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/28	(15)	1,815	2,334
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/29	(15)	1,520	1,939
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/30	(15)	1,750	2,214
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/32	(15)	1,635	2,052
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/33	(15)	1,290	1,616
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/34	(15)	1,540	1,921
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/35	(15)	1,550	1,928
Stockton CA Public Financing Authority Water Revenue	4.000%	10/1/37	(15)	1,730	1,933
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.125%	10/1/23	(Prere.)	1,000	1,190
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(4)	1,600	1,953
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	(4)	1,500	1,819
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	(4)	2,890	3,450
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	(4)	2,000	2,382

173

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Stockton CA Unified School District GO	5.000%	8/1/20		930	954
Stockton CA Unified School District GO	5.000%	8/1/21		2,185	2,324
Stockton CA Unified School District GO	5.000%	8/1/22		2,650	2,913
Stockton CA Unified School District GO	5.000%	7/1/23	(4)	1,110	1,219
Stockton CA Unified School District GO	5.000%	8/1/23		2,055	2,330
Stockton CA Unified School District GO	5.000%	7/1/24	(4)	1,570	1,724
Stockton CA Unified School District GO	5.000%	8/1/24	(15)	100	117
Stockton CA Unified School District GO	5.000%	8/1/27	(15)	225	283
Stockton CA Unified School District GO	5.000%	8/1/28	(15)	1,000	1,162
Stockton CA Unified School District GO	5.000%	8/1/28	(15)	885	1,132
Stockton CA Unified School District GO	5.000%	8/1/29	(15)	600	695
Stockton CA Unified School District GO	5.000%	8/1/29	(15)	805	1,024
Stockton CA Unified School District GO	4.000%	8/1/30	(4)	1,960	2,150
Stockton CA Unified School District GO	5.000%	8/1/30	(15)	1,555	1,796
Stockton CA Unified School District GO	5.000%	8/1/30	(15)	130	164
Stockton CA Unified School District GO	5.000%	8/1/31	(15)	1,875	2,159
Stockton CA Unified School District GO	5.000%	8/1/32	(15)	2,060	2,368
Stockton CA Unified School District GO	5.000%	8/1/33	(15)	2,250	2,583
Stockton CA Unified School District GO	5.000%	8/1/34	(15)	2,105	2,413
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	(15)	1,110	1,270
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	(15)	1,000	1,171
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	(15)	1,200	1,401
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(15)	1,360	1,584
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/28	(15)	1,280	1,486
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/29	(15)	2,255	2,610
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	(15)	1,000	1,155
Sweetwater CA Unified School District GO	0.000%	8/1/23	(4)	1,575	1,488
Sweetwater CA Unified School District GO	3.000%	8/1/23		815	859
Sweetwater CA Unified School District GO	5.000%	8/1/23	(15)	1,090	1,230
Sweetwater CA Unified School District GO	3.000%	8/1/24		300	320
Sweetwater CA Unified School District GO	5.000%	8/1/24	(15)	1,255	1,456
Sweetwater CA Unified School District GO	5.000%	8/1/27	(15)	7,000	8,058
Sweetwater CA Unified School District GO	5.000%	8/1/28	(15)	8,000	9,183
Sweetwater CA Unified School District GO	5.000%	8/1/35		5,000	5,826
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/25	(15)	330	398
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/26	(15)	175	216
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/27	(15)	185	228
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/28	(15)	390	478
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/29	(15)	480	585
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/30	(15)	475	576
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/31	(15)	180	217
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/32	(15)	175	210
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/33	(15)	225	269
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/34	(15)	245	293
Tahoe-Truckee CA Unified School District COP	4.000%	6/1/35	(15)	515	572
Tahoe-Truckee CA Unified School District COP	4.000%	6/1/36	(15)	255	282
Tahoe-Truckee CA Unified School District COP	4.000%	6/1/37	(15)	310	342

174

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tahoe-Truckee CA Unified School District COP	3.000%	6/1/38	(15)	1,485	1,507
Tahoe-Truckee CA Unified School District COP	4.000%	6/1/39	(15)	260	286
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/24		100	118
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25		200	243
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26		330	412
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/19		500	500
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/20		750	771
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/21		1,495	1,574
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22		800	884
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23		1,395	1,581
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24		1,720	2,000
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25		1,795	2,134
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26		1,000	1,209
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27		1,000	1,228
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	(4)	530	660
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	(4)	500	621
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	(4)	535	660
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	(4)	1,000	1,226
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	(4)	785	957
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	(4)	1,650	2,009
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	(4)	1,705	2,073
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	(4)	2,620	3,164
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	(4)	2,765	3,329
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	(4)	2,350	2,817
Temecula Valley CA Unified School District GO	4.300%	8/1/32	(15)	2,000	2,207
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/22		1,000	1,090
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/23		2,000	2,246
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/24		2,000	2,308
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/26		1,000	1,204
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/27		1,500	1,840

175

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/28		1,500	1,869
Tobacco Securitization Authority of Southern California Revenue	2.250%	6/1/29		1,000	1,014
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/29		1,500	1,892
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/31		1,655	2,060
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/32		1,000	1,241
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/33		1,000	1,235
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/34		3,000	3,693
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/36		1,000	1,223
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/37		1,000	1,218
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/38		2,000	2,428
Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/20		250	257
Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21		900	959
Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	400	455
Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	(4)	400	469
Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	(4)	960	1,157
Turlock CA Irrigation District Revenue	5.000%	1/1/21		2,185	2,192
Turlock CA Irrigation District Revenue	5.000%	1/1/22		3,310	3,320
Turlock CA Irrigation District Revenue	5.000%	1/1/28		7,020	7,319
Turlock CA Irrigation District Revenue	5.000%	1/1/29		6,400	6,672
Turlock CA Irrigation District Revenue	5.000%	1/1/30		7,770	8,101
Turlock CA Irrigation District Revenue	5.000%	1/1/35		685	891
Turlock CA Irrigation District Revenue	5.000%	1/1/36		1,465	1,897
Turlock CA Irrigation District Revenue	5.000%	1/1/36		2,225	2,703
Turlock CA Irrigation District Revenue	5.000%	1/1/37		1,285	1,659
Turlock CA Irrigation District Revenue	5.000%	1/1/37		5,615	6,805
Turlock CA Irrigation District Revenue	5.000%	1/1/38		705	905
Turlock CA Irrigation District Revenue	5.000%	1/1/39		655	838
Turlock CA Unified School District GO	3.000%	8/1/34		1,095	1,132
Turlock CA Unified School District GO	3.000%	8/1/35		1,175	1,213
Turlock CA Unified School District GO	3.000%	8/1/36		1,110	1,140
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/22		1,390	1,529
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/23		750	851
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/24		760	883
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/25		2,820	3,341

176

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/26		2,300	2,703
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/27		3,915	4,564
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/29		3,640	4,212
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/30		3,500	4,038
Twin Rivers CA Unified School District GO	5.000%	8/1/20	(4)	475	488
Twin Rivers CA Unified School District GO	5.000%	8/1/20	(4)	750	770
Twin Rivers CA Unified School District GO	5.000%	8/1/21	(4)	550	586
Twin Rivers CA Unified School District GO	5.000%	8/1/21	(4)	850	906
Twin Rivers CA Unified School District GO	5.000%	8/1/22	(4)	515	569
Twin Rivers CA Unified School District GO	5.000%	8/1/22	(4)	625	691
Ukiah CA Unified School District GO	0.000%	8/1/25	(14)	3,175	2,869
Union CA Elementary School District GO	0.000%	9/1/29	(14)	1,335	1,089
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/31		1,820	2,176
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/32		1,360	1,623
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/33		3,000	3,574
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/35		1,250	1,484
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/36		1,000	1,185
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	(Prere.)	14,940	16,994
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	(Prere.)	5,000	5,688
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/24		6,010	7,055
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/25		10,000	11,560
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/26		10,015	11,805
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/29		5,015	6,090
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/32		8,440	10,182
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/33		12,105	14,566
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/34		14,000	16,780
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/35		5,020	6,002
University of California Regents Medical Center Pooled Revenue	4.500%	5/15/36		10,000	11,412
University of California Revenue	5.000%	5/15/20		4,470	4,552

177

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
University of California Revenue	5.000%	5/15/21		3,430	3,631
University of California Revenue	5.000%	5/15/21	(Prere.)	4,675	4,946
University of California Revenue	5.000%	5/15/21	(Prere.)	5,005	5,295
University of California Revenue	5.000%	5/15/22		3,850	4,077
University of California Revenue	5.000%	5/15/22	(Prere.)	6,540	7,175
University of California Revenue	5.000%	5/15/23		2,010	2,285
University of California Revenue	5.000%	5/15/23	(Prere.)	650	737
University of California Revenue	5.000%	5/15/23	(Prere.)	4,695	5,323
University of California Revenue	5.000%	5/15/25		2,670	3,232
University of California Revenue	5.000%	5/15/25		9,240	11,175
University of California Revenue	4.000%	5/15/27		9,115	10,939
University of California Revenue	4.000%	5/15/27		3,820	4,572
University of California Revenue	5.000%	5/15/27		7,075	8,540
University of California Revenue	5.000%	5/15/27		6,225	6,583
University of California Revenue	4.000%	5/15/28		9,030	10,917
University of California Revenue	4.000%	5/15/28		7,110	8,596
University of California Revenue	5.000%	5/15/28		9,265	11,167
University of California Revenue	5.000%	5/15/28		7,080	8,525
University of California Revenue	5.000%	5/15/28		6,675	7,057
University of California Revenue	4.000%	5/15/29		13,390	16,072
University of California Revenue	4.000%	5/15/29		5,485	6,564
University of California Revenue	4.000%	5/15/30		7,500	8,910
University of California Revenue	4.000%	5/15/30		7,705	9,127
University of California Revenue	5.000%	5/15/30		1,195	1,465
University of California Revenue	5.000%	5/15/30		3,515	3,970
University of California Revenue	5.000%	5/15/30		1,910	2,461
University of California Revenue	4.000%	5/15/31		5,270	6,203
University of California Revenue	5.000%	5/15/31		9,000	10,732
University of California Revenue	5.000%	5/15/31		2,315	2,758
University of California Revenue	5.000%	5/15/31		15,095	18,882
University of California Revenue	5.000%	5/15/32		8,460	10,305
University of California Revenue	5.000%	5/15/32		7,490	8,172
University of California Revenue	5.000%	5/15/32		3,250	4,148
University of California Revenue	5.250%	5/15/32		5,000	5,852
University of California Revenue	4.000%	5/15/33		12,715	14,606
University of California Revenue	5.000%	5/15/33		15,470	17,396
University of California Revenue	5.000%	5/15/33		6,995	8,321
University of California Revenue	5.000%	5/15/33		5,025	6,101
University of California Revenue	5.000%	5/15/33		12,055	14,939
University of California Revenue	5.000%	5/15/33		5,415	6,089
University of California Revenue	5.000%	5/15/33		5,910	7,512
University of California Revenue	4.000%	5/15/34		10,610	12,149
University of California Revenue	4.000%	5/15/34		10,000	10,922
University of California Revenue	5.000%	5/15/34		15,900	17,873
University of California Revenue	5.000%	5/15/34		3,915	4,740
University of California Revenue	5.000%	5/15/34		6,395	7,930
University of California Revenue	5.000%	5/15/34		12,800	15,832
University of California Revenue	5.000%	5/15/34		1,500	1,900
University of California Revenue	4.000%	5/15/35		5,790	6,615
University of California Revenue	5.000%	5/15/35		2,060	2,489
University of California Revenue	5.000%	5/15/35		5,160	6,384
University of California Revenue	5.000%	5/15/35		11,290	13,933
University of California Revenue	5.000%	5/15/35		4,000	5,046
University of California Revenue	5.000%	5/15/35		625	804

178

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	University of California Revenue	5.000%	5/15/36	5,425	6,535
	University of California Revenue	5.000%	5/15/36	15,790	19,428
	University of California Revenue	5.000%	5/15/36	20,280	25,017
	University of California Revenue	5.000%	5/15/36	4,275	5,368
	University of California Revenue	5.000%	5/15/36	4,500	5,047
	University of California Revenue	5.000%	5/15/36	1,250	1,603
	University of California Revenue	5.000%	5/15/37	11,710	14,405
	University of California Revenue	5.000%	5/15/37	9,500	11,686
	University of California Revenue	5.000%	5/15/37	14,605	18,282
	University of California Revenue	5.000%	5/15/37	4,935	6,160
	University of California Revenue	5.000%	5/15/38	22,075	27,507
	University of California Revenue	5.000%	5/15/38	5,025	6,244
	University of California Revenue	5.000%	5/15/38	4,355	5,539
	University of California Revenue	5.000%	5/15/39	2,345	2,975
	University of California Revenue PUT	1.400%	5/15/21	5,050	5,070
	University of California Revenue PUT	5.000%	5/15/23	52,095	59,165
1	University of California Revenue TOB VRDO	1.250%	12/6/19	10,200	10,200
1	University of California Revenue TOB VRDO	1.250%	12/6/19	12,190	12,190
	University of California Revenue VRDO	0.720%	12/2/19	400	400
	University of California Revenue VRDO	0.750%	12/2/19	24,900	24,900
	Upland CA Community Facilities District No. 2003-2 Improvement Area No. 1 Special Tax Revenue	5.000%	9/1/31	1,110	1,203
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/22	925	986
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/23	900	985
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/25	1,060	1,215
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/26	500	585
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/27	1,960	2,332
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/28	2,030	2,451
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/29	715	860
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/30	1,450	1,737
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/31	1,390	1,657
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/33	1,710	2,026
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/34	1,500	1,775
	Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/35	2,025	2,185
	Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/36	1,000	1,076
	Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/22	600	663
	Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23	865	987

179

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24		1,325	1,558
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		1,390	1,630
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		1,460	1,708
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27		1,200	1,402
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,200	1,399
Val Verde CA Unified School District CP	5.000%	3/1/25	(4)	250	299
Val Verde CA Unified School District CP	5.000%	3/1/26	(4)	260	319
Val Verde CA Unified School District CP	5.000%	3/1/27	(4)	275	345
Val Verde CA Unified School District CP	5.000%	3/1/28	(4)	280	358
Val Verde CA Unified School District CP	5.000%	3/1/29	(4)	450	571
Val Verde CA Unified School District CP	5.000%	3/1/30	(4)	850	1,067
Val Verde CA Unified School District CP	5.000%	3/1/31	(4)	1,015	1,263
Ventura County CA Community College District GO	5.000%	8/1/21	(Prere.)	1,915	2,043
Ventura County CA Community College District GO	5.000%	8/1/21	(Prere.)	2,205	2,353
Ventura County CA Community College District GO	0.000%	8/1/28		15,000	12,760
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/24		1,200	1,338
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/29		1,000	1,108
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/32		2,000	2,211
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		1,250	1,380
Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/20		500	508
Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/21		340	359
Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/22		470	516
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/35		5,990	7,131
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	(4)	265	284
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	(4)	335	370
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	(4)	400	456
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	(4)	585	687
Vista CA Unified School District GO	5.000%	8/1/24		5,000	5,520
Vista CA Unified School District GO	3.000%	8/1/34		1,085	1,144
Vista CA Unified School District GO	4.000%	8/1/35		1,210	1,419
Vista CA Unified School District GO	3.000%	8/1/38		1,645	1,695
Vista CA Unified School District GO	3.000%	8/1/39		1,800	1,850
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35		2,165	2,789
Walnut CA Energy Center Authority Revenue	5.000%	1/1/36		2,805	3,602

180

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Walnut Valley CA Unified School District GO	5.000%	8/1/23		250	286
Walnut Valley CA Unified School District GO	5.000%	8/1/24		350	414
Washington CA Unified School District (Yolo County) GO	0.000%	8/1/27	(14)	3,440	2,981
Washington Township CA Health Care District GO	5.000%	8/1/23		170	194
Washington Township CA Health Care District GO	4.000%	8/1/24		625	706
Washington Township CA Health Care District GO	5.000%	8/1/25		1,425	1,717
Washington Township CA Health Care District GO	5.000%	8/1/26		1,395	1,719
Washington Township CA Health Care District Revenue	4.000%	7/1/20		375	381
Washington Township CA Health Care District Revenue	5.000%	7/1/20		465	475
Washington Township CA Health Care District Revenue	5.000%	7/1/20		600	613
Washington Township CA Health Care District Revenue	5.000%	7/1/21		350	370
Washington Township CA Health Care District Revenue	5.000%	7/1/21		705	745
Washington Township CA Health Care District Revenue	4.000%	7/1/22		540	575
Washington Township CA Health Care District Revenue	5.000%	7/1/22		725	790
Washington Township CA Health Care District Revenue	5.000%	7/1/23		400	449
Washington Township CA Health Care District Revenue	5.000%	7/1/23		570	639
Washington Township CA Health Care District Revenue	5.000%	7/1/23		875	982
Washington Township CA Health Care District Revenue	5.000%	7/1/24		750	864
Washington Township CA Health Care District Revenue	5.000%	7/1/24		610	702
Washington Township CA Health Care District Revenue	5.000%	7/1/24		670	771
Washington Township CA Health Care District Revenue	4.000%	7/1/25		650	730
Washington Township CA Health Care District Revenue	5.000%	7/1/25		775	912
Washington Township CA Health Care District Revenue	5.000%	7/1/25		775	912
Washington Township CA Health Care District Revenue	5.000%	7/1/26		900	1,059
Washington Township CA Health Care District Revenue	5.000%	7/1/26		785	940
Washington Township CA Health Care District Revenue	5.000%	7/1/26		1,270	1,521
Washington Township CA Health Care District Revenue	5.000%	7/1/26		765	916
Washington Township CA Health Care District Revenue	5.000%	7/1/27		430	523

181

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Washington Township CA Health Care District Revenue	5.000%	7/1/27		930	1,131
Washington Township CA Health Care District Revenue	5.000%	7/1/27		755	918
Washington Township CA Health Care District Revenue	5.000%	7/1/28		750	923
Washington Township CA Health Care District Revenue	5.000%	7/1/29		1,005	1,206
Washington Township CA Health Care District Revenue	5.000%	7/1/29		1,165	1,396
Washington Township CA Health Care District Revenue	5.000%	7/1/29		755	939
Washington Township CA Health Care District Revenue	5.000%	7/1/30		1,540	1,837
Washington Township CA Health Care District Revenue	5.000%	7/1/30		765	940
Washington Township CA Health Care District Revenue	4.000%	7/1/32		1,000	1,094
Washington Township CA Health Care District Revenue	5.000%	7/1/32		2,340	2,775
Washington Township CA Health Care District Revenue	5.000%	7/1/32		500	610
Washington Township CA Health Care District Revenue	3.000%	7/1/33		1,870	1,872
Washington Township CA Health Care District Revenue	5.000%	7/1/33		2,975	3,520
Washington Township CA Health Care District Revenue	3.125%	7/1/34		2,195	2,215
Washington Township CA Health Care District Revenue	4.000%	7/1/34		2,970	3,231
Washington Township CA Health Care District Revenue	4.000%	7/1/36		1,935	2,090
Washington Township CA Health Care District Revenue	5.000%	7/1/36		500	604
West Basin CA Municipal Water District Revenue	5.000%	8/1/22		2,010	2,225
West Contra Costa CA Unified School District GO	5.000%	8/1/20		250	257
West Contra Costa CA Unified School District GO	6.000%	8/1/26		5,000	6,560
West Contra Costa CA Unified School District GO	0.000%	8/1/28	(14)	6,400	5,375
West Contra Costa CA Unified School District GO	0.000%	8/1/29	(4)	2,000	1,635
West Contra Costa CA Unified School District GO	0.000%	8/1/30	(14)	6,235	4,919
West Contra Costa CA Unified School District GO	5.000%	8/1/30		3,425	3,974
West Contra Costa CA Unified School District GO	5.000%	8/1/31		5,690	6,583
West Contra Costa CA Unified School District GO	5.000%	8/1/32		5,560	6,447
West Contra Costa CA Unified School District GO	5.000%	8/1/32		1,825	2,164

182

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(12)	2,650	1,911
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(4)(3)	6,000	4,326
West Contra Costa CA Unified School District GO	0.000%	8/1/33	(14)	1,000	716
West Contra Costa CA Unified School District GO	5.000%	8/1/33		3,265	3,781
West Contra Costa CA Unified School District GO	5.000%	8/1/33		915	1,083
West Contra Costa CA Unified School District GO	5.000%	8/1/33		1,020	1,208
West Contra Costa CA Unified School District GO	5.000%	8/1/34		2,010	2,376
West Contra Costa CA Unified School District GO	5.000%	8/1/34		1,070	1,265
West Contra Costa CA Unified School District GO	5.000%	8/1/35		1,400	1,651
West Contra Costa CA Unified School District GO	5.000%	8/1/35		1,000	1,179
West Valley-Mission CA Community College District GO	5.000%	8/1/31		200	240
West Valley-Mission CA Community College District GO	4.000%	8/1/34		625	746
West Valley-Mission CA Community College District GO	4.000%	8/1/35		700	831
West Valley-Mission CA Community College District GO	4.000%	8/1/36		1,500	1,769
West Valley-Mission CA Community College District GO	4.000%	8/1/38		1,800	2,091
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20		2,350	2,354
Western Placer CA Unified School District COP	3.000%	8/1/21	(4)	500	516
Western Placer CA Unified School District COP	3.000%	8/1/23	(4)	600	639
Western Placer CA Unified School District GO	5.000%	8/1/28		200	247
Western Placer CA Unified School District GO	5.000%	8/1/29		200	246
Western Placer CA Unified School District GO	5.000%	8/1/30		380	465
Western Placer CA Unified School District GO	4.000%	8/1/31	(15)	885	1,025
Western Placer CA Unified School District GO	4.000%	8/1/31	(15)	755	875
Western Placer CA Unified School District GO	5.000%	8/1/31		565	688
Western Placer CA Unified School District GO	4.000%	8/1/32	(15)	920	1,062
Western Placer CA Unified School District GO	4.000%	8/1/34	(15)	990	1,136
Western Placer CA Unified School District GO	4.000%	8/1/34	(15)	545	625
Western Placer CA Unified School District GO	4.000%	8/1/35	(15)	1,025	1,173
Western Placer CA Unified School District GO	4.000%	8/1/35	(15)	630	721
Western Placer CA Unified School District GO	4.000%	8/1/36	(15)	1,070	1,220
Westlands CA Water District Revenue	5.000%	9/1/21	(4)	765	817
Westlands CA Water District Revenue	5.000%	9/1/22	(4)	765	845
Westlands CA Water District Revenue	5.000%	9/1/24	(4)	1,000	1,104
Westlands CA Water District Revenue	5.000%	9/1/25	(4)	1,250	1,380
William S. Hart Union High School District California GO	5.000%	9/1/25		1,835	2,034

183

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
William S. Hart Union High School District California GO	5.000%	9/1/26		1,085	1,203
William S. Hart Union High School District California GO	5.000%	9/1/27		1,585	1,756
William S. Hart Union High School District California GO	0.000%	8/1/34	(4)	3,880	2,707
Wiseburn CA School District GO	4.125%	8/1/33		2,045	2,163
Yuba CA Community College District GO	3.000%	8/1/28		1,000	1,097
Yuba CA Community College District GO	3.000%	8/1/29		2,000	2,176
					16,355,431
Puerto Rico (0.2%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		3,368	2,949
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		7,802	6,206
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		6,670	4,933
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		820	831
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		14,655	14,856
					29,775
Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20		750	773
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21		1,125	1,192
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22		1,500	1,628
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/20		540	550
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/21		400	420
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/22		625	676
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/28		2,115	2,319
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/29		5,035	5,632
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.250%	7/1/33		4,000	4,386
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/35		4,450	4,915
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/36		1,450	1,659
Guam Power Authority Revenue	5.000%	10/1/22		1,605	1,735
Guam Power Authority Revenue	5.000%	10/1/26		1,810	2,031
Guam Power Authority Revenue	5.000%	10/1/30		1,470	1,636
					29,552
Total Tax-Exempt Municipal Bonds (Cost $15,588,282)					16,414,758

184

California Intermediate-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	748
Receivables for Investment Securities Sold	30,742
Receivables for Accrued Income	156,473
Receivables for Capital Shares Issued	7,195
Variation Margin Receivable—Futures Contracts	397
Other Assets	316
Total Other Assets	195,871
Liabilities
Payables for Investment Securities Purchased	(178,658)
Payables for Capital Shares Redeemed	(8,893)
Payables for Distributions	(7,369)
Payables to Vanguard	(4,004)
Total Liabilities	(198,924)
Net Assets (100%)	16,411,705

At November 30, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	15,605,800
Total Distributable Earnings (Loss)	805,905
Net Assets	16,411,705

Investor Shares—Net Assets
Applicable to 148,347,218 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,791,298
Net Asset Value Per Share—Investor Shares	$12.08

Admiral Shares—Net Assets
Applicable to 1,210,796,251 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,620,407
Net Asset Value Per Share—Admiral Shares	$12.08

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $337,468,000, representing 2.1% of net assets.
2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Step bond.
4	Securities with a value of $1,433,000 have been segregated as initial margin for open futures contracts.
5	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2019.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

185

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

186

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2020	1,806	389,348	(203)
5-Year U.S. Treasury Note	March 2020	610	72,571	(66)
				(269)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2020	(890)	(126,575)	289
30-Year U.S. Treasury Bond	March 2020	(123)	(19,553)	7
				296
				27

See accompanying Notes, which are an integral part of the Financial Statements.

187

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2019
($000)
Investment Income
Income
Interest	401,714
Total Income	401,714
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,097
Management and Administrative—Investor Shares	2,314
Management and Administrative—Admiral Shares	9,258
Marketing and Distribution—Investor Shares	234
Marketing and Distribution—Admiral Shares	811
Custodian Fees	41
Auditing Fees	34
Shareholders’ Reports—Investor Shares	22
Shareholders’ Reports—Admiral Shares	52
Trustees’ Fees and Expenses	6
Total Expenses	14,869
Net Investment Income	386,845
Realized Net Gain (Loss)
Investment Securities Sold	14,379
Futures Contracts	(7,923)
Realized Net Gain (Loss)	6,456
Change in Unrealized Appreciation (Depreciation)
Investment Securities	682,252
Futures Contracts	(56)
Change in Unrealized Appreciation (Depreciation)	682,196
Net Increase (Decrease) in Net Assets Resulting from Operations	1,075,497

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	386,845	364,602
Realized Net Gain (Loss)	6,456	(16,483)
Change in Unrealized Appreciation (Depreciation)	682,196	(210,062)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,075,497	138,057
Distributions
Net Investment Income
Investor Shares	(41,305)	(41,945)
Admiral Shares	(345,483)	(323,188)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(386,788)	(365,133)
Capital Share Transactions
Investor Shares	201,969	(131,910)
Admiral Shares	2,113,466	853,053
Net Increase (Decrease) from Capital Share Transactions	2,315,435	721,143
Total Increase (Decrease)	3,004,144	494,067
Net Assets
Beginning of Period	13,407,561	12,913,494
End of Period	16,411,705	13,407,561

See accompanying Notes, which are an integral part of the Financial Statements.

189

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.51	$11.70	$11.42	$11.79	$11.78
Investment Operations
Net Investment Income	.298[1]	.305[1]	.303[1]	.307	.331
Net Realized and Unrealized Gain (Loss) on Investments	.570	(.189)	.278	(.370)	.010
Total from Investment Operations	.868	.116	.581	(.063)	.341
Distributions
Dividends from Net Investment Income	(.298)	(.306)	(.301)	(.307)	(.331)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.298)	(.306)	(.301)	(.307)	(.331)
Net Asset Value, End of Period	$12.08	$11.51	$11.70	$11.42	$11.79

Total Return[2]	7.61%	1.00%	5.12%	-0.62%	2.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,791	$1,514	$1,673	$1,631	$1,509
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.50%	2.63%	2.58%	2.56%	2.81%
Portfolio Turnover Rate	9%	16%	11%	16%	17%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

190

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.51	$11.70	$11.42	$11.79	$11.78
Investment Operations
Net Investment Income	.307[1]	.314[1]	.314[1]	.319	.340
Net Realized and Unrealized Gain (Loss) on Investments	.571	(.189)	.279	(.370)	.010
Total from Investment Operations	.878	.125	.593	(.051)	.350
Distributions
Dividends from Net Investment Income	(.308)	(.315)	(.313)	(.319)	(.340)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.308)	(.315)	(.313)	(.319)	(.340)
Net Asset Value, End of Period	$12.08	$11.51	$11.70	$11.42	$11.79

Total Return[2]	7.69%	1.08%	5.22%	-0.52%	3.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,620	$11,894	$11,240	$9,813	$8,746
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.71%	2.68%	2.66%	2.89%
Portfolio Turnover Rate	9%	16%	11%	16%	17%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

191

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2019, the fund’s average investments in long and short futures contracts represented 6% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

192

California Intermediate-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2019, or at any time during the period then ended.

6.   Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2019, the fund had contributed to Vanguard capital in the amount of $748,000, representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

193

California Intermediate-Term Tax-Exempt Fund

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	16,414,758	—
Futures Contracts—Assets[1]	397	—	—
Total	397	16,414,758	—

1 Represents variation margin on the last day of the reporting period.

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for the expiration of capital loss carryforwards were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	(6,033)
Total Distributable Earnings (Loss)	6,033

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles; the realization of unrealized gains or losses on certain futures contracts; and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	10,614
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(13,739)
Net Unrealized Gains (Losses)	819,638

*	The fund used capital loss carryforwards of $11,548,000 to offset taxable capital gains realized during the year ended November 30, 2019.

194

California Intermediate-Term Tax-Exempt Fund

As of November 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	15,595,120
Gross Unrealized Appreciation	825,024
Gross Unrealized Depreciation	(5,386)
Net Unrealized Appreciation (Depreciation)	819,638

E.   During the year ended November 30, 2019, the fund purchased $3,598,399,000 of investment securities and sold $1,280,907,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2019, such purchases and sales were $982,625,000 and $1,050,394,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.   Capital share transactions for each class of shares were:

	Year Ended November 30,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	598,271	50,247	457,126	39,360
Issued in Lieu of Cash Distributions	36,439	3,055	36,503	3,150
Redeemed	(432,741)	(36,423)	(625,539)	(53,990)
Net Increase (Decrease)—Investor Shares	201,969	16,879	(131,910)	(11,480)
Admiral Shares
Issued	3,671,868	309,916	3,591,582	309,848
Issued in Lieu of Cash Distributions	259,771	21,777	242,580	20,941
Redeemed	(1,818,173)	(153,929)	(2,981,109)	(258,169)
Net Increase (Decrease)—Admiral Shares	2,113,466	177,764	853,053	72,620

At November 30, 2019, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G.   Management has determined that no events or transactions occurred subsequent to November 30, 2019, that would require recognition or disclosure in these financial statements.

195

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2009, Through November 30, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
California Long-Term Tax-Exempt Fund Investor Shares	9.54%	4.12%	5.10%	$16,440
Bloomberg Barclays CA Municipal Bond Index	8.54	3.57	4.87	16,081
Bloomberg Barclays Municipal Bond Index	8.49	3.57	4.34	15,300

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
California Long-Term Tax-Exempt Fund Admiral Shares	9.63%	4.21%	5.19%	$82,893
Bloomberg Barclays CA Municipal Bond Index	8.54	3.57	4.87	80,406
Bloomberg Barclays Municipal Bond Index	8.49	3.57	4.34	76,500

See Financial Highlights for dividend and capital gains information.

196

California Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of November 30, 2019

Under 1 Year	4.8%
1 - 3 Years	2.6
3 - 5 Years	3.9
5 - 10 Years	11.6
10 - 20 Years	40.7
20 - 30 Years	32.5
Over 30 Years	3.9

197

California Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
California (99.8%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/42		1,000	1,063
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/37		7,565	8,239
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/43		15,830	17,637
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	(4)	1,000	1,235
	Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	(15)	1,500	1,736
	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	30,375	22,675
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		1,050	1,236
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		1,010	1,186
	Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37	(4)	2,070	2,271
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		6,745	7,900
	Alameda County CA Unified School District GO	0.000%	8/1/24	(4)	3,510	3,275
	Alameda County CA Unified School District GO	0.000%	8/1/29	(4)	5,000	4,112
1	Allan Hancock CA Joint Community College GO, 5.400% coupon rate effective 8/1/2030	0.000%	8/1/42		5,000	4,316
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	950	1,019
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/36		3,795	4,221
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/41		1,275	1,356
	Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/41		2,250	2,400

198

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/21		545	583
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/25		2,625	3,176
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/29		2,260	2,977
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/33	(15)	1,850	2,380
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/35	(15)	1,500	1,840
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/36	(15)	4,500	5,502
	Anaheim CA Public Financing Authority Revenue (Electric System)	4.000%	10/1/31		5,080	5,433
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	4,025	4,566
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	4,000	4,538
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	125	142
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/23	(Prere.)	2,350	2,685
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/24	(Prere.)	20,260	24,080
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		5,060	5,945
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		8,060	9,409
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33		5,585	6,450
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/49		1,000	1,098
2	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		19,000	22,592
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		1,300	1,311
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		2,500	2,597
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		10,000	10,730
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		15,000	16,032
3	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	1.250%	12/6/19		4,250	4,250
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/49	(4)	4,000	4,725
	Beverly Hills CA Unified School District GO	3.000%	8/1/38		6,560	6,858
	Beverly Hills CA Unified School District GO	3.000%	8/1/40		2,660	2,761
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/28	(4)	2,130	2,481
	Burlingame CA Elementary School District GO	3.000%	8/1/42		3,675	3,755

199

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Cabrillo CA Community College District Revenue	0.000%	5/1/26	(2)	7,045	5,635
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/43		7,925	9,324
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/48		2,000	2,343
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/53		6,600	7,705
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	25	30
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29		3,975	4,716
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/33		2,295	2,835
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/38		2,250	2,743
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39		10,000	11,108
California Educational Facilities Authority Revenue (College of Arts)	5.250%	6/1/22	(Prere.)	1,125	1,240
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/35		800	993
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/37		1,130	1,331
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/45		1,425	1,649
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/22	(Prere.)	1,775	1,970
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/33		1,225	1,342
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	12/1/39		2,000	2,310
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/45		5,000	5,819
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/39		5,890	6,801
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45		6,500	7,442
California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/26		40	50
California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/39		4,755	6,858
California Educational Facilities Authority Revenue (Stanford University)	5.250%	4/1/40		6,645	9,907
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/43		3,810	5,613
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45		4,000	5,958

200

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/46		17,175	25,743
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/49		16,335	24,843
California Educational Facilities Authority Revenue (University of San Francisco)	6.125%	10/1/21	(Prere.)	610	667
California Educational Facilities Authority Revenue (University of San Francisco)	6.125%	10/1/21	(Prere.)	640	700
California Educational Facilities Authority Revenue (University of San Francisco)	5.000%	10/1/53		4,000	4,824
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/30		3,225	3,876
California Enterprise Development Authority Lease Revenue (Riverside County Library Facilities Project)	4.000%	11/1/49		1,000	1,094
California Enterprise Development Authority Lease Revenue (Riverside County Library Facilities Project)	4.000%	11/1/50		685	748
California GO	5.000%	9/1/20		5,250	5,408
California GO	5.000%	9/1/21		11,000	11,769
California GO	5.000%	4/1/22		19,000	20,738
California GO	5.000%	4/1/23		2,500	2,821
California GO	5.000%	11/1/23		7,000	8,047
California GO	5.000%	11/1/23		1,295	1,489
California GO	5.000%	4/1/24		13,350	15,517
California GO	5.000%	5/1/24		3,000	3,496
California GO	5.000%	8/1/24		1,585	1,861
California GO	4.000%	10/1/24		9,845	11,156
California GO	5.000%	10/1/24		10,000	11,800
California GO	5.000%	10/1/24		2,000	2,360
California GO	5.000%	11/1/24		6,710	7,937
California GO	5.000%	11/1/24		1,935	2,289
California GO	5.000%	3/1/25		7,000	7,068
California GO	4.000%	4/1/25		3,890	4,452
California GO	5.000%	4/1/25		5,000	5,980
California GO	5.000%	3/1/26		5,065	6,058
California GO	4.000%	4/1/26		3,835	4,474
California GO	5.000%	4/1/26		13,895	17,054
California GO	5.000%	8/1/26		7,305	8,817
California GO	5.000%	3/1/27		9,000	10,728
California GO	5.000%	4/1/27		10,025	12,579
California GO	3.500%	8/1/27		9,000	10,397
California GO	5.250%	10/1/27		5,000	5,374
California GO	5.000%	3/1/28		10,000	11,870
California GO	5.000%	4/1/28		3,185	4,074
California GO	5.000%	8/1/28		4,375	5,254
California GO	5.000%	8/1/28		6,510	7,997
California GO	4.000%	9/1/28		6,000	6,954
California GO	5.000%	9/1/28		5,930	7,298
California GO	5.000%	10/1/29		11,450	12,875
California GO	5.000%	10/1/29		4,000	4,848
California GO	5.250%	3/1/30		10,000	10,102
California GO	5.000%	4/1/30		2,200	2,899
California GO	5.000%	8/1/30		3,225	3,930

201

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	8/1/30		21,110	26,323
California GO	5.250%	9/1/30		6,000	6,430
California GO	5.000%	4/1/31		7,300	9,735
California GO	5.000%	8/1/31		9,460	11,275
California GO	5.000%	8/1/31		14,040	17,452
California GO	5.000%	9/1/31		1,800	1,921
California GO	5.000%	9/1/31		8,390	10,220
California GO	5.000%	10/1/31		4,500	5,282
California GO	5.000%	11/1/31		5,000	6,248
California GO	5.000%	4/1/32		4,000	5,130
California GO	5.000%	4/1/32		2,500	3,387
California GO	4.000%	8/1/32		10,020	11,414
California GO	5.250%	8/1/32	(4)	11,500	15,606
California GO	4.000%	9/1/32		7,550	8,611
California GO	5.000%	9/1/32		1,045	1,115
California GO	5.000%	9/1/32		2,775	3,372
California GO	5.000%	10/1/32		8,790	10,300
California GO	5.000%	2/1/33		2,615	2,916
California GO	6.000%	3/1/33		7,000	7,083
California GO	5.000%	4/1/33		10,500	13,425
California GO	5.000%	4/1/33		1,200	1,384
California GO	5.000%	8/1/33		2,635	3,069
California GO	5.000%	8/1/33		5,000	6,053
California GO	3.000%	10/1/33		1,000	1,056
California GO	5.000%	10/1/33		4,000	4,681
California GO	5.000%	9/1/34		2,890	3,499
California GO	3.000%	10/1/34		1,050	1,108
California GO	5.250%	4/1/35		5,000	5,468
California GO	4.000%	8/1/35		10,000	11,271
California GO	4.000%	9/1/35		9,575	10,804
California GO	5.000%	9/1/35		3,265	3,944
California GO	5.000%	10/1/35		7,500	8,968
California GO	5.000%	11/1/35		3,750	4,642
California GO	5.000%	4/1/36		6,250	7,199
California GO	4.000%	8/1/36		10,000	11,240
California GO	5.000%	9/1/36		8,500	9,379
California GO	5.000%	4/1/37		5,000	5,595
California GO	5.000%	4/1/37		9,250	10,650
California GO	4.000%	9/1/37		3,000	3,360
California GO	5.000%	11/1/37		10,000	12,518
California GO	5.000%	10/1/39		7,615	8,869
California GO	5.500%	11/1/39		3,240	3,247
California GO	3.800%	12/1/39		3,670	4,027
California GO	5.500%	3/1/40		11,500	11,621
California GO	3.850%	12/1/40		3,830	4,207
California GO	5.000%	10/1/41		5,000	5,351
California GO	5.000%	4/1/42		2,000	2,171
California GO	5.000%	9/1/42		8,515	9,367
California GO	3.900%	12/1/42		6,710	7,354
California GO	5.000%	2/1/43		6,265	6,942
California GO	5.000%	4/1/43		6,500	7,237
California GO	5.000%	11/1/43		12,425	14,059
California GO	5.000%	12/1/43		5,335	6,050
California GO	5.000%	5/1/44		5,000	5,679

202

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California GO	5.000%	8/1/45		11,735	13,722
	California GO	5.000%	8/1/46		10,000	11,843
	California GO	5.000%	10/1/48		12,115	14,962
	California GO	5.000%	10/1/49		5,000	6,283
3	California GO TOB VRDO	1.250%	12/6/19		4,840	4,840
3	California GO TOB VRDO	1.250%	12/6/19		6,990	6,990
	California GO VRDO	0.550%	12/2/19	LOC	10,025	10,025
	California GO VRDO	0.650%	12/2/19	LOC	4,275	4,275
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/25		3,000	3,355
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33		1,300	1,374
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/34		2,700	2,946
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39		5,010	5,383
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/25		5,000	5,036
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27		2,500	2,622
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/41		9,000	9,392
	California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32		5,000	6,127
	California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35		5,000	6,077
	California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39		5,025	5,575
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29		3,500	3,842
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/42		7,500	8,849
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/32		1,640	2,131
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.250%	11/1/41		4,025	4,316
	California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/37		2,000	2,170
	California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/42		5,000	5,419
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/32		4,275	4,722
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/32		675	791
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/33		675	790
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/35		7,815	8,608
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/39		4,505	4,943
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/49		10,000	11,817

203

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
3	California Health Facilities Financing Authority Revenue (City of Hope Medical Center) TOB VRDO	1.200%	12/6/19		8,000	8,000
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/26		2,740	3,270
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/27		1,840	2,193
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/40		6,000	6,867
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47		7,000	8,213
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/44		14,000	15,486
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/51		4,000	4,380
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		15,320	20,022
3	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.070%	12/6/19		11,500	11,500
3	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	1.100%	12/6/19		10,025	10,025
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/43		5,300	5,972
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/55		7,000	8,216
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/56		18,205	21,817
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/29		1,000	1,176
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/33		1,100	1,275
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/26		5,000	5,538
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/33		2,510	2,757
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/34		645	759
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/39		1,600	1,860
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/44		1,500	1,727
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/24	(Prere.)	2,605	3,083
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/29		2,390	2,798
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/38		3,420	3,923

204

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36		1,000	1,111
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/47		3,045	3,322
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25		10,000	12,031
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/27		3,000	3,765
California Health Facilities Financing Authority Authority Revenue (Rady Children’s Hospital)	5.500%	8/15/33		3,920	4,201
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/40		8,000	8,522
California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	5.000%	11/15/29		5,080	6,453
California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	4.000%	11/15/40		3,500	3,962
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/42		5,000	5,474
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/54		2,000	2,275
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	4,000	4,137
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29		1,500	1,903
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30		1,000	1,262
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/40		6,500	7,104
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/42		7,400	8,269
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/43		9,000	10,448
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46		22,000	25,599
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		11,130	13,289
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		26,010	31,055
California Housing Finance Agency Revenue	4.250%	1/15/35		2,880	3,349
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/29		3,445	4,278
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/33		3,075	3,777
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/34		5,000	6,048

205

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/30	2,000	2,278
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/41	6,100	6,830
	California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	4.000%	5/15/40	5,505	6,047
	California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/28	1,220	1,498
	California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/29	1,290	1,578
	California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/47	5,085	6,161
	California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/52	5,000	6,000
3	California Infrastructure & Economic Development Bank Revenue (University of California) TOB VRDO	1.080%	12/6/19	7,500	7,500
	California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/42	1,000	1,051
	California Municipal Finance Authority Multifamily Housing Revenue (Park Western Housing LP)	2.650%	8/1/36	8,250	8,233
	California Municipal Finance Authority Recovery Zone Revenue (Chevron USA Inc. Project) VRDO	0.830%	12/2/19	16,100	16,100
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,528
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,595
	California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	5,010
	California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,000	2,216
	California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/41	5,000	5,490
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/33	625	748
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/34	1,125	1,343
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/38	1,255	1,386

206

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/42	2,500	2,743
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/32	225	276
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/34	750	915
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/36	250	303
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/38	300	362
California Municipal Finance Authority Revenue (Channing House Project)	4.000%	5/15/40	6,500	7,231
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,524
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/28	1,800	2,189
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/31	2,370	2,836
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/40	5,000	5,709
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/47	9,200	10,630
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/32	750	890
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/34	1,750	2,065
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/37	1,800	2,108
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42	6,030	6,988
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42	2,500	2,897
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	4.000%	7/1/47	5,000	5,376
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,124
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/35	690	767
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/41	5,520	6,367
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/44	1,800	1,975
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/47	3,000	3,370
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/29	390	494
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/30	275	351

207

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/31		2,910	3,767
	California Municipal Finance Authority Revenue (University of La Verne)	5.250%	6/1/20	(ETM)	2,420	2,472
	California Municipal Finance Authority Revenue (University of San Diego)	1.750%	8/1/26		2,000	2,000
4	California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	1.300%	1/2/20		15,000	15,001
	California Municipal Finance Authority Student Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50		2,580	2,865
	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC)	4.000%	5/15/48	(15)	5,000	5,469
	California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/40		3,525	4,216
	California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/40		1,500	1,823
	California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/43		2,445	2,904
	California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/52		10,000	11,762
	California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/46	(15)	7,500	8,725
	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	4.000%	8/1/47		5,000	5,493
	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	5.000%	8/1/47		5,250	6,309
	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) VRDO	0.650%	12/2/19	LOC	3,525	3,525
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/29		7,095	9,013
	California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		4,000	4,447
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		2,500	2,793
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34		1,300	1,446
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/38		3,470	3,839
	California Public Works Board Lease Revenue (Office of Emergency Services)	5.000%	4/1/31		1,000	1,230
	California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/31		2,500	3,075
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		4,180	4,546
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23		540	620

208

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/26	5,000	5,542
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/27	5,000	6,341
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,856
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/33	2,220	2,511
	California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/33	2,330	2,689
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,501
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/39	3,000	3,452
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/44	8,000	9,983
	California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/36	1,300	1,459
	California School Finance Authority Revenue (Educational Facilities)	5.000%	6/1/50	2,120	2,378
	California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	5.000%	7/1/49	2,000	2,271
	California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/48	3,025	3,523
5	California State University Systemwide Revenue	5.000%	11/1/24	1,645	1,932
	California State University Systemwide Revenue	5.000%	11/1/30	2,500	3,027
	California State University Systemwide Revenue	5.000%	11/1/30	10,675	13,064
	California State University Systemwide Revenue	5.000%	11/1/31	7,000	8,240
	California State University Systemwide Revenue	5.000%	11/1/31	5,150	6,282
	California State University Systemwide Revenue	5.000%	11/1/32	7,000	8,225
	California State University Systemwide Revenue	5.000%	11/1/32	6,610	8,034
	California State University Systemwide Revenue	5.000%	11/1/33	3,580	4,176
	California State University Systemwide Revenue	4.000%	11/1/37	2,275	2,540
	California State University Systemwide Revenue	5.000%	11/1/37	10,000	10,726
	California State University Systemwide Revenue	5.000%	11/1/37	8,750	9,663
	California State University Systemwide Revenue	5.000%	11/1/37	5,025	6,435
	California State University Systemwide Revenue	4.000%	11/1/38	1,410	1,566
	California State University Systemwide Revenue	5.000%	11/1/38	4,040	4,778

209

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California State University Systemwide Revenue	5.000%	11/1/38		4,015	5,119
California State University Systemwide Revenue	5.000%	11/1/42		1,355	1,449
California State University Systemwide Revenue	5.000%	11/1/43		1,810	2,122
California State University Systemwide Revenue	5.000%	11/1/47		8,620	10,050
California State University Systemwide Revenue	5.000%	11/1/47		6,105	7,310
California State University Systemwide Revenue	5.000%	11/1/48		4,900	5,998
California State University Systemwide Revenue	5.000%	11/1/50		6,000	7,321
California State University Systemwide Revenue	5.000%	11/1/51		6,070	7,528
California State University Systemwide Revenue PUT	1.600%	11/1/26		3,500	3,530
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/48		5,000	5,829
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44		1,000	1,100
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49		2,300	2,537
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/27		2,035	2,466
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/31		4,745	5,660
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/33		1,350	1,658
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	3.500%	3/1/38		625	658
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/45		4,315	4,995
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/48		3,000	3,567
California Statewide Communities Development Authority Revenue (Adventist Health System/West) PUT	5.000%	3/1/27		3,000	3,654
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/29	(4)	940	1,101
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/44	(4)	5,500	6,290

210

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/49	(4)	1,000	1,140
	California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/39		310	352
	California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/40		7,200	7,395
	California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/43		13,705	15,499
	California Statewide Communities Development Authority Revenue (Covenant Retirement Communities Inc.)	5.625%	12/1/36		4,000	4,583
	California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/42		2,500	2,673
	California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/47		2,000	2,136
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/43		1,500	1,792
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/44		5,800	6,512
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/48		7,000	8,338
	California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	8/15/46		1,525	1,787
	California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	8/15/51		3,000	3,489
	California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	12/1/53		2,500	2,947
	California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	12/1/57		3,775	4,437
3	California Statewide Communities Development Authority Revenue (John Muir Health) PUT	4.000%	8/15/24		4,925	5,490
	California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42		15,465	16,797
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		1,680	2,196
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/34		680	835

211

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/35		800	979
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/36		780	953
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/37		520	633
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/38		500	607
California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/46		1,800	2,071
California Statewide Communities Development Authority Revenue (Sutter Health)	5.250%	8/15/31		2,500	2,673
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/32		11,000	12,027
California Statewide Communities Development Authority Revenue (The Culinary Institute of America Project)	5.000%	7/1/41		800	916
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41		11,025	11,754
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/29		2,000	2,361
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30		3,500	4,109
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/32		2,500	2,921
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/40		4,445	5,113
Campbell CA Union High School District GO	5.000%	8/1/35		1,000	1,212
Carlsbad CA Unified School District GO	4.000%	5/1/32		575	670
Carlsbad CA Unified School District GO	4.000%	5/1/33		685	790
Carlsbad CA Unified School District GO	4.000%	5/1/34		690	791
Carlsbad CA Unified School District GO	3.000%	8/1/42		2,730	2,775
Carlsbad CA Unified School District GO	3.125%	8/1/48		6,000	6,103
Centinela Valley CA Union High School District GO	6.000%	8/1/23	(Prere.)	3,000	3,544
Centinela Valley CA Union High School District GO	4.000%	8/1/50	(4)	3,000	3,246
Central CA Unified School District GO	4.000%	8/1/48		8,400	9,190

212

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Central School District San Bernardino California GO	5.000%	8/1/47		3,350	3,956
	Central School District San Bernardino California GO	4.000%	8/1/48		3,945	4,397
	Ceres CA Unified School District GO	5.000%	8/1/51	(15)	5,000	5,902
	Cerritos CA Community College District GO	4.000%	8/1/33		2,135	2,351
	Cerritos CA Community College District GO	0.000%	8/1/34		4,000	2,775
	Cerritos CA Community College District GO	0.000%	8/1/35		1,730	1,160
	Cerritos CA Community College District GO	5.000%	8/1/38		7,000	7,656
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		3,500	3,970
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/47		1,100	1,214
	Charter Oak CA Unified School District GO	5.000%	8/1/31	(4)	1,380	1,631
	Charter Oak CA Unified School District GO	5.000%	8/1/33	(4)	1,755	2,064
	Chico CA Unified School District GO	4.000%	8/1/35		1,880	2,087
	Chico CA Unified School District GO	3.000%	8/1/44		8,000	8,056
	Chula Vista CA Elementary School District BAN	0.000%	8/1/23		2,000	1,917
	Chula Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25		2,130	2,436
	Chula Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26		1,175	1,365
1	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/36		1,810	1,740
1	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/37		2,475	2,371
1	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/38		2,150	2,054
	Clovis CA Wastewater System Revenue	5.000%	8/1/37	(15)	1,000	1,223
	Clovis CA Wastewater System Revenue	5.000%	8/1/38	(15)	2,235	2,727
5	Coast CA Community College District GO	4.000%	8/1/32		500	593
5	Coast CA Community College District GO	4.000%	8/1/33		1,125	1,327
5	Coast CA Community College District GO	4.000%	8/1/34		250	293
	Colton CA Joint Unified School District GO	4.000%	8/1/32	(15)	1,340	1,517
	Compton CA Unified School District COP	5.000%	6/1/30	(15)	300	364
	Compton CA Unified School District COP	4.000%	6/1/37	(15)	520	574
	Conejo Valley CA Unified School District GO	0.000%	8/1/29	(4)	2,000	1,480
	Conejo Valley CA Unified School District GO	0.000%	8/1/30	(4)	1,865	1,304
	Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	3,600	4,125
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/34		1,970	2,201
	Corona-Norco CA Unified School District GO	4.000%	8/1/49		3,000	3,352
	Cotati-Rohnert Park CA Unified School District GO	5.000%	8/1/44	(4)	3,000	3,438
3	Cotati-Rohnert Park CA Unified School District GO TOB VRDO	1.150%	12/6/19	(15)	3,505	3,505
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/38		1,500	1,503
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30		3,325	3,896
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/30		1,500	1,757
	East Bay CA Regional Park District GO	5.000%	9/1/25		175	176

213

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/29	(4)	1,000	1,077
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/30	(4)	2,000	2,137
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/31	(4)	2,000	2,119
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	(4)	1,500	1,579
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/33	(4)	1,500	1,569
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/35	(4)	5,995	6,204
	Eastern California Municipal Water District Water & Sewer Revenue	4.000%	7/1/34		5,300	5,958
	Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/35		3,780	4,228
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/39		2,030	2,440
	Eastern California Municipal Water District Water & Wastewater Revenue VRDO	0.680%	12/2/19		6,975	6,975
	Eastern California Municipal Water District Water & Wastewater Revenue VRDO	0.700%	12/2/19		600	600
	El Camino CA Community College District GO	5.000%	8/1/32		1,000	1,216
	El Camino CA Community College District GO	5.000%	8/1/33		1,115	1,354
	El Camino CA Community College District GO	5.000%	8/1/37		1,550	1,854
	El Camino CA Community College District GO	5.000%	8/1/48		6,550	8,053
	El Camino CA Healthcare District GO	4.000%	8/1/34		5,000	5,678
	El Dorado CA Irrigation District Revenue	5.250%	3/1/39	(4)	7,500	8,636
	El Segundo CA Unified School District GO	3.000%	8/1/46		3,875	3,918
	El Segundo CA Unified School District GO	3.125%	8/1/48		4,530	4,612
	Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/27		1,000	1,089
	Escondido CA GO	5.000%	9/1/30		2,030	2,435
	Evergreen CA School District Election GO	4.000%	8/1/39		330	373
6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.050%	4/15/34		1,645	1,727
6	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.350%	12/15/35		4,995	5,035
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/33		530	620
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/38		845	978
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/48		1,675	1,921
	Foothill-De Anza CA Community College District GO	0.000%	8/1/22	(14)	3,850	3,733
	Foothill-De Anza CA Community College District GO	0.000%	8/1/23	(14)	3,590	3,430
	Foothill-De Anza CA Community College District GO	0.000%	8/1/25	(14)	2,390	2,203
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43		2,200	2,588
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		13,500	15,557

214

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.000%	1/15/53		6,675	7,779
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	3.500%	1/15/53		3,500	3,648
1	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.850% coupon rate effective 1/15/2024	0.000%	1/15/42		9,000	9,449
6	Freddie Mac ML-05	3.350%	11/25/33		2,000	2,170
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/35	(4)	1,000	1,194
	Fresno CA Unified School District GO	4.000%	8/1/31		450	513
	Fresno CA Unified School District GO	4.000%	8/1/32		550	624
	Fresno CA Unified School District GO	4.000%	8/1/33		750	848
	Fresno CA Unified School District GO	4.000%	8/1/34		800	900
	Fresno CA Unified School District GO	4.000%	8/1/35		850	953
	Fresno CA Unified School District GO	4.000%	8/1/36		1,000	1,118
	Fresno CA Unified School District GO	4.000%	8/1/37		850	948
	Fresno CA Unified School District GO	4.000%	8/1/39		1,540	1,706
	Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/23	(Prere.)	5,000	5,729
	Gilroy CA Unified School District GO	4.000%	8/1/33		1,155	1,312
	Gilroy CA Unified School District GO	4.000%	8/1/36		1,000	1,127
	Gilroy CA Unified School District GO	4.000%	8/1/37		1,100	1,237
	Gilroy CA Unified School District GO	4.000%	8/1/41		3,115	3,470
	Gilroy CA Unified School District GO	4.000%	8/1/46		8,000	8,842
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		4,120	4,782
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/28	(2)	10,045	8,551
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/30		5,250	6,314
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/31		6,500	7,776
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		2,260	2,693
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		1,365	1,620
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		5,000	5,842
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/40		14,000	16,193
	Grossmont CA Healthcare District GO	6.125%	7/15/21	(Prere.)	2,500	2,708
	Grossmont CA Union High School District GO	0.000%	8/1/30		6,550	5,167
	Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		10,935	12,197
	Hartnell CA Community College District GO	4.000%	8/1/47		4,165	4,596
	Hayward CA Unified School District GO	5.000%	8/1/31	(4)	3,780	4,365
	Hayward CA Unified School District GO	5.000%	8/1/31	(4)	3,500	4,043
	Hayward CA Unified School District GO	5.000%	8/1/33	(15)	1,335	1,679
	Hayward CA Unified School District GO	5.000%	8/1/34	(15)	1,000	1,254
	Hayward CA Unified School District GO	4.000%	8/1/43	(15)	3,000	3,346
	Hayward CA Unified School District GO	4.000%	8/1/48	(15)	4,050	4,487
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39		1,100	1,233

215

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Imperial CA Community College District GO	0.000%	8/1/30	(15)	2,125	1,591
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32		2,765	3,346
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45		4,010	4,697
	Imperial CA Unified School District GO	5.250%	8/1/43	(15)	5,000	6,126
	Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/32	(15)	1,000	1,216
	Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/34	(15)	1,060	1,279
	Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/38	(15)	500	595
	Inglewood CA Unified School District GO	4.000%	8/1/26	(15)	250	288
	Inglewood CA Unified School District GO	5.000%	8/1/31	(15)	500	604
	Inglewood CA Unified School District GO	5.000%	8/1/32	(15)	420	506
	Inglewood CA Unified School District GO	4.000%	8/1/36	(15)	500	549
	Irvine CA Assessment District No. 93-14 Improvement Revenue VRDO	0.660%	12/2/19	LOC	12,000	12,000
	Irvine CA Facilities District No. 2013-3 Special Tax Revenue	5.000%	9/1/51	(4)	1,250	1,481
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/37		265	313
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/40		350	388
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/42		400	468
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/47		1,000	1,164
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/49	(15)	1,110	1,244
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/51		1,000	1,154
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/54	(15)	2,750	3,058
3	Irvine Ranch CA Water District Revenue TOB VRDO	1.080%	12/6/19		4,160	4,160
	Jurupa CA Unified School District GO	4.000%	8/1/43		8,000	9,020
	La Quinta CA Redevelopment Agency Successor Agency Tax Allocation	5.000%	9/1/32	(4)	2,000	2,256
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		1,050	1,213
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36		2,450	2,597
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29		1,000	1,209
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30		1,255	1,510
	Las Virgenes CA Unified School District GO	0.000%	9/1/26	(14)	6,160	5,506
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/32	(4)	3,220	4,033

216

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/34	(4)	2,000	2,479
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31		330	377
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33		400	453
	Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/30		625	785
	Livermore Valley CA Water Financing Authority Revenue	4.000%	7/1/43		3,000	3,345
	Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/32	(4)	1,640	2,063
	Long Beach CA Airport Revenue	5.000%	6/1/40		4,440	4,520
	Long Beach CA Community College District GO	0.000%	8/1/34		2,520	1,748
	Long Beach CA Community College District GO	4.000%	8/1/45		2,000	2,234
	Long Beach CA Community College District GO	4.000%	8/1/49		4,400	4,898
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/29		1,235	1,547
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/35		1,575	2,084
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/37		3,090	4,355
4	Long Beach CA Finance Authority Natural Gas Purchase Revenue, 67% of 3M USD LIBOR + 1.430%	2.710%	11/15/26		1,800	1,838
	Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26	(2)	7,570	8,804
	Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31	(2)	4,215	5,492
	Long Beach CA Harbor Revenue	5.000%	5/15/39		1,510	1,763
	Long Beach CA Harbor Revenue	5.000%	5/15/42		2,155	2,504
	Long Beach CA Harbor Revenue	5.000%	5/15/47		4,995	5,986
	Long Beach CA Unified School District GO	0.000%	8/1/26		1,870	1,637
	Long Beach CA Unified School District GO	3.000%	8/1/39		2,840	2,944
	Los Angeles CA Community College District GO	5.250%	8/1/20	(Prere.)	5,000	5,144
	Los Angeles CA Community College District GO	5.000%	8/1/28		3,510	4,121
	Los Angeles CA Community College District GO	5.000%	8/1/28		4,100	4,814
	Los Angeles CA Community College District GO	4.000%	8/1/29		1,260	1,469
	Los Angeles CA Community College District GO	5.000%	8/1/29		5,000	5,861
	Los Angeles CA Community College District GO	5.000%	8/1/30		5,500	6,433
	Los Angeles CA Community College District GO	4.000%	8/1/31		1,865	2,158
	Los Angeles CA Community College District GO	4.000%	8/1/33		3,500	3,868

217

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,249
Los Angeles CA Community College District GO	4.000%	8/1/36	2,300	2,625
Los Angeles CA Community College District GO	4.000%	8/1/37	5,000	5,397
Los Angeles CA Community College District GO	4.000%	8/1/41	5,000	5,599
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	3,195	3,252
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	16,000	17,421
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	4,000	4,070
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,000	1,229
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/37	2,135	2,710
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38	5,110	5,975
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38	2,150	2,715
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38	2,100	2,652
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/49	5,000	6,131
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	5,000	5,922
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	2,125	2,704
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	5,000	6,459
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	1,380	1,670
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	4,675	6,021
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	7,030	9,054
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	2,500	2,907
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,065	6,470
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	3,000	3,848
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,000	6,413
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	9,020	11,463
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	3,500	4,064
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	5,000	5,208
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	10,000	10,989

218

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	3,790	4,543
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	4,765	5,799
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,545	1,696
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,700	2,104
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	4,675	5,674
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,640	2,035
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	5,000	5,481
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,835	2,185
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,500	3,025
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	4,345	5,354
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,000	1,236
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	4,000	4,619
Los Angeles CA Department of Water & Power Revenue	5.250%	7/1/39	2,000	2,087
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	2,020	2,393
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	4,500	5,325
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	6,640	8,170
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	10,150	11,108
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,479
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,646
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	13,950	15,951
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	2,500	2,945
Los Angeles CA Department of Water & Power Revenue VRDO	0.640%	12/2/19	12,400	12,400
Los Angeles CA Department of Water & Power Revenue VRDO	0.670%	12/2/19	20,820	20,820
Los Angeles CA Department of Water & Power Revenue VRDO	0.700%	12/2/19	1,300	1,300
Los Angeles CA Department of Water & Power Revenue VRDO	0.700%	12/2/19	2,480	2,480
Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	3,000	3,325
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,738

219

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	7,443
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	5,500	6,762
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/26	3,240	3,769
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	3,000	3,706
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	2,435	2,995
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/31	1,565	1,805
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/32	1,525	1,755
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33	5,200	5,884
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/33	1,765	2,029
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	2,500	2,806
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,000	1,136
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,327
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,040	2,571
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	5,629
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,327
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	10,232
Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,589
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,010	1,255
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	3,250	4,026
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,500	3,090
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	5,000	5,952
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,660	2,044
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	2,100	2,577
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,172
Los Angeles CA Wastewater System Revenue	5.000%	6/1/48	10,000	12,187
Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48	7,500	8,449
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,025	2,480
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,860
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,075	6,172
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	4,129

220

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37		3,580	4,432
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/37		2,750	3,015
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/42		5,940	6,477
Los Angeles County CA Public Works Financing Authority Revenue	5.000%	12/1/34		2,000	2,345
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/35		4,000	4,707
Los Angeles County CA School District GO	5.000%	7/1/30	(15)	2,820	3,536
Los Angeles County CA Schools Regionalized Business Services Corp. COP	0.000%	8/1/20	(2)	2,095	2,073
Los Angeles County CA Unified School District GO	5.000%	7/1/30		4,110	5,304
Los Angeles County CA Unified School District GO	5.000%	7/1/31		5,030	6,465
Los Angeles County CA Unified School District GO	3.000%	1/1/34		4,780	4,990
Los Rios CA Community College District GO	4.000%	8/1/34		4,500	5,202
Los Rios CA Community College District GO	3.000%	8/1/44		3,850	3,893
M-S-R California Energy Authority Revenue	7.000%	11/1/34		7,000	10,632
M-S-R California Energy Authority Revenue	7.000%	11/1/34		3,200	4,861
M-S-R California Energy Authority Revenue	6.500%	11/1/39		3,500	5,418
M-S-R California Energy Authority Revenue	6.500%	11/1/39		4,195	6,493
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20	(ETM)	1,745	1,803
Madera CA Unified School District GO	0.000%	8/1/28	(14)	2,680	2,245
Marin CA Community College District GO	4.000%	8/1/35		700	798
Marin CA Community College District GO	4.000%	8/1/38		1,500	1,677
Marin CA Healthcare District GO	5.000%	8/1/29		1,055	1,265
Marina Coast Water District California Enterprise Revenue	5.000%	6/1/37		4,085	4,794
Martinez CA Unified School District GO	4.000%	8/1/48		3,000	3,271
Metropolitan Water District of Southern California Revenue	5.000%	10/1/33		6,000	6,521
Metropolitan Water District of Southern California Revenue	5.000%	7/1/34		5,590	6,752
Metropolitan Water District of Southern California Revenue	5.000%	7/1/40		4,500	5,297
Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26		2,085	2,531
Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30		4,000	4,768
Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/40		6,000	7,065
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22	(ETM)	3,360	3,663
Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/31		1,675	2,068
Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33		1,605	1,860
Morgan Hill CA Unified School District GO	4.000%	8/1/47		8,490	9,455

221

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mount San Antonio CA Community College District GO	5.000%	8/1/33		1,125	1,472
	Mount San Antonio CA Community College District GO	5.000%	8/1/39		2,525	3,225
	Mount San Antonio CA Community College District GO	4.000%	8/1/49		6,200	7,082
	Mountain View-Whisman CA School District COP	4.000%	6/1/30		675	765
	Mountain View-Whisman CA School District COP	4.000%	6/1/32		1,500	1,691
	Napa Valley CA Unified School District GO	4.000%	8/1/34	(4)	1,630	1,841
1	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/33		2,500	2,647
1	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/34		2,000	2,112
	New Haven CA Unified School District GO	5.000%	8/1/27	(15)	3,000	3,512
	New Haven CA Unified School District GO	5.000%	8/1/28	(15)	2,000	2,334
	Newark CA Unified School District GO	5.000%	8/1/44		6,000	6,838
	Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21	(Prere.)	3,525	3,874
5	Newport Mesa CA Unified School District GO	5.000%	8/1/21		2,500	2,611
	Newport Mesa CA Unified School District GO	0.000%	8/1/35		4,000	2,806
	Newport Mesa CA Unified School District GO	0.000%	8/1/36		1,000	682
	Newport Mesa CA Unified School District GO	0.000%	8/1/37		2,000	1,315
	Newport Mesa CA Unified School District GO	0.000%	8/1/38		1,000	637
	North Orange County CA Community College District GO	3.000%	8/1/38		1,000	1,029
	North Orange County CA Community College District GO	3.000%	8/1/39		1,000	1,025
	North Orange County CA Community College District GO	3.000%	8/1/40		1,000	1,018
	Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		5,000	5,477
	Northern California Power Agency Revenue (Hydroelectric Project)	7.500%	7/1/21	(Prere.)	1,120	1,211
	Northern California Transmission Agency Revenue	5.000%	5/1/37		3,610	4,315
	Northern California Transmission Agency Revenue	5.000%	5/1/38		1,865	2,221
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/25		1,710	1,231
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/26		1,990	1,433
	Norwalk-La Mirada CA Unified School District GO	5.000%	8/1/44		4,320	5,172
	Norwalk-La Mirada CA Unified School District GO	4.000%	8/1/47		5,105	5,633
	Oakland CA GO	5.000%	1/15/29		1,640	1,971
	Oakland CA Unified School District GO	6.625%	8/1/21	(Prere.)	1,000	1,093
	Oakland CA Unified School District GO	5.000%	8/1/30	(15)	900	1,065
	Oakland CA Unified School District GO	5.000%	8/1/31		755	912
	Oakland CA Unified School District GO	4.000%	8/1/33	(4)	3,450	3,907

222

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Oakland CA Unified School District GO	4.000%	8/1/34	(4)	2,545	2,876
	Oakland CA Unified School District GO	4.000%	8/1/35	(4)	1,000	1,127
	Oakland CA Unified School District GO	5.000%	8/1/35		2,850	3,336
	Oakland CA Unified School District GO	5.000%	8/1/40		500	580
	Oceanside CA Unified School District GO	0.000%	8/1/25	(ETM)	755	696
	Oceanside CA Unified School District GO	0.000%	8/1/25	(12)	6,110	5,578
	Orange County CA Water District COP	2.000%	8/15/23		5,000	5,148
	Palmdale CA School District GO	3.000%	8/1/49		3,000	3,024
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.250%	9/2/22		200	217
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	5.000%	9/2/26		1,000	1,100
	Palomar CA Community College District GO	0.000%	8/1/24		5,125	4,802
3	Palomar CA Community College District GO TOB VRDO	1.100%	12/6/19		3,091	3,091
	Palomar Pomerado Health California COP	6.000%	11/1/20	(Prere.)	3,800	3,970
	Palomar Pomerado Health California COP	4.000%	8/1/36		5,085	5,592
	Palomar Pomerado Health California GO	4.000%	8/1/32		4,000	4,500
	Palomar Pomerado Health California GO	0.000%	8/1/33	(12)	4,100	2,854
	Palomar Pomerado Health California GO	4.000%	8/1/33		4,085	4,573
	Palomar Pomerado Health California GO	5.000%	8/1/34		1,100	1,296
	Palomar Pomerado Health California GO	4.000%	8/1/35		4,270	4,728
	Palomar Pomerado Health California GO	0.000%	8/1/36		5,000	3,014
	Palomar Pomerado Health California Revenue	5.000%	11/1/39		5,000	5,694
	Palomar Pomerado Health California Revenue	5.000%	11/1/42		3,000	3,466
	Palomar Pomerado Health California Revenue	5.000%	11/1/47	(4)	4,000	4,701
	Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	3,000	2,532
	Pasadena CA Unified School District GO	5.000%	5/1/22	(Prere.)	4,000	4,387
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/21	(2)	2,920	2,851
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	(2)	4,125	3,963
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	(2)	1,000	921
	Pleasanton CA Unified School District GO	4.000%	8/1/42		7,300	8,133
	Poway CA Unified School District GO	0.000%	8/1/33		5,010	3,598
	Poway CA Unified School District GO	0.000%	8/1/33		990	711
	Poway CA Unified School District GO	0.000%	8/1/34		8,130	5,657
	Poway CA Unified School District GO	0.000%	8/1/46		10,000	4,275
	Poway CA Unified School District GO	0.000%	8/1/51		10,000	3,577
	Poway CA Unified School District Public Financing Authority Community Facilities District No. 11 Zones 2 & 3 Special Tax Revenue	5.000%	9/15/38		1,200	1,311
	Poway CA Unified School District Public Financing Authority Community Facilities District No. 11 Zones 2 & 3 Special Tax Revenue	5.000%	9/15/43		2,325	2,538

223

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/24		785	899
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,825	2,021
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27		2,040	2,257
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27		1,030	1,177
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28		2,335	2,872
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29		3,455	4,228
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30		1,765	2,146
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31		1,350	1,487
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33		980	1,077
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	(15)	1,740	2,076
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/36		600	658
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/29	(4)	1,800	2,091
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/29		1,000	1,197
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/31		600	715
Redwood City CA Redevelopment Agency Redevelopment Project Area No. 2 Tax Allocation Revenue	0.000%	7/15/26	(2)	3,445	3,048
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/23	(4)	600	688
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/30	(4)	1,000	1,301
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/32	(4)	1,000	1,292
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/33	(4)	2,105	2,713
Rio Hondo CA Community College District GO	0.000%	8/1/36		16,650	10,985
Riverside CA Community College District GO	3.000%	8/1/34		580	606
Riverside CA Community College District GO	3.000%	8/1/37		1,100	1,136
Riverside CA Community College District GO	3.000%	8/1/40		3,750	3,841
Riverside CA Electric Revenue VRDO	0.770%	12/6/19	LOC	185	185
Riverside CA Sewer Revenue	5.000%	8/1/33		3,660	4,660
Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/24		1,440	1,574
Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/28		1,795	1,958
Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/29		1,880	2,051

224

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/32		1,375	1,499
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/44		10,090	11,199
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		5,000	5,932
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40		5,000	5,941
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45		8,000	9,447
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	(15)	820	1,000
3	Riverside County CA Public Financing Authority Tax Allocation Revenue TOB VRDO	1.200%	12/6/19	(15)	2,420	2,420
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	(4)	1,500	1,629
1	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/41	(15)	2,000	2,137
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/38		3,500	4,306
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41		6,710	3,500
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42		2,975	1,496
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/43		7,500	3,638
	Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48		2,000	2,232
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/20	(Prere.)	4,500	4,530
	Roseville CA Financing Authority Electric System Revenue	4.000%	2/1/37		7,480	8,382
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/22		1,635	1,756
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28		2,500	3,061
	Roseville CA Special Tax Revenue	5.000%	9/1/37		1,250	1,421
	Ross Valley CA Public Financing Authority Revenue	5.000%	1/1/39		500	579
	Ross Valley CA Public Financing Authority Revenue	5.000%	1/1/43		1,190	1,369
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/39	(15)	1,900	2,170
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/44	(15)	2,000	2,270
	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	(14)	3,000	2,200
	Sacramento CA Financing Authority Lease Revenue	5.400%	11/1/20	(2)	1,280	1,330

225

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28		2,000	2,278
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/31		1,175	1,296
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/32		1,195	1,316
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/33		1,450	1,596
	Sacramento CA Municipal Utility District Revenue PUT	5.000%	10/17/23		2,500	2,823
	Sacramento CA Municipal Utility District Revenue PUT	5.000%	10/15/25		2,500	2,998
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/36		1,370	1,406
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/42		3,125	3,207
	Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/36		2,245	2,768
	Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/48		10,000	11,964
	Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/48		5,000	5,973
	Sacramento County CA Airport Revenue	5.000%	7/1/31		500	632
	Sacramento County CA Airport Revenue	5.000%	7/1/33		1,660	2,072
	Sacramento County CA Airport Revenue	5.000%	7/1/34		1,275	1,591
	Sacramento County CA Airport Revenue	5.000%	7/1/34		2,000	2,491
	Sacramento County CA Airport Revenue	5.000%	7/1/35		2,515	3,131
	Sacramento County CA Airport Revenue	5.000%	7/1/35		2,000	2,485
	Sacramento County CA Airport Revenue	5.000%	7/1/38		1,330	1,641
	Sacramento County CA Airport Revenue	5.000%	7/1/41		7,750	9,128
	Sacramento County CA Airport Revenue	5.000%	7/1/41		3,500	4,115
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/32		1,000	1,194
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/35		4,920	5,668
	San Bernardino CA City Unified School District COP	5.000%	10/1/31	(4)	1,000	1,265
	San Bernardino CA City Unified School District COP	5.000%	10/1/32	(4)	1,365	1,713
	San Bernardino CA City Unified School District COP	5.000%	10/1/34	(4)	2,360	2,936
	San Bernardino CA City Unified School District GO	0.000%	8/1/35	(4)	5,900	3,933
	San Bernardino CA City Unified School District GO	0.000%	8/1/36	(4)	5,000	3,229
	San Bernardino CA City Unified School District GO	4.000%	8/1/42	(4)	4,500	4,908
5	San Bernardino CA Community College District GO	3.000%	8/1/41		6,000	6,084
	San Bernardino CA Community College District GO	0.000%	8/1/44		5,000	2,302
	San Bernardino CA Community College District GO	5.000%	8/1/45		3,500	4,064

226

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Bernardino CA Community College District GO	0.000%	8/1/48		17,770	7,300
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/24		2,000	2,367
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/25		4,000	4,873
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/26		2,000	2,496
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/27		3,500	4,470
	San Bernardino County CA Transportation Authority Revenue	5.000%	3/1/32		4,035	4,373
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/23		1,000	1,112
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/24		1,000	1,148
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/25		1,000	1,182
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/26		1,000	1,210
	San Diego CA Association of Governments Capital Grant Receipts Revenue	1.800%	11/15/27		1,250	1,267
	San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/42		4,130	4,945
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	2,500	2,670
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	3,000	3,204
	San Diego CA Community College District GO	4.000%	8/1/32		3,200	3,695
	San Diego CA Community College District GO	4.000%	8/1/32		3,935	4,544
	San Diego CA Community College District GO	0.000%	8/1/36		8,000	5,383
	San Diego CA Community College District GO	0.000%	8/1/38		3,510	2,204
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36		5,050	6,116
	San Diego CA Unified School District GO	0.000%	7/1/29		8,150	6,717
	San Diego CA Unified School District GO	0.000%	7/1/30		1,500	1,196
	San Diego CA Unified School District GO	0.000%	7/1/31		1,500	1,157
	San Diego CA Unified School District GO	0.000%	7/1/32		1,110	832
	San Diego CA Unified School District GO	4.000%	7/1/32		6,245	7,159
	San Diego CA Unified School District GO	0.000%	7/1/34		3,500	2,263
	San Diego CA Unified School District GO	4.000%	7/1/34		1,210	1,354
	San Diego CA Unified School District GO	5.000%	7/1/35		5,000	5,652
	San Diego CA Unified School District GO	0.000%	7/1/38		4,890	3,017
	San Diego CA Unified School District GO	4.000%	7/1/45		8,050	8,791
	San Diego CA Unified School District GO	0.000%	7/1/46		10,000	4,731
	San Diego CA Unified School District GO	4.000%	7/1/47		12,525	13,963
	San Diego CA Unified School District GO	0.000%	7/1/49		1,000	424
	San Diego CA Unified School District GO	4.000%	7/1/49		10,250	11,624
3	San Diego CA Unified School District GO TOB VRDO	1.250%	12/6/19		4,795	4,795
	San Diego County CA COP	5.000%	10/15/28		1,445	1,706
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25		1,570	1,858
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26		4,000	4,094

227

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	1,250	1,514
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27	1,645	2,030
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	3,200	3,275
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29	1,245	1,582
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29	1,245	1,587
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	1,355	1,747
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	1,355	1,754
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33	1,075	1,376
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	2,715	2,779
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,325	1,677
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,000	1,274
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36	1,500	1,896
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37	1,530	1,915
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/38	1,400	1,748
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/39	1,375	1,712
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/40	3,000	3,071
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/40	2,325	2,889
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/42	2,570	3,087
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43	3,540	3,954
5	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/44	5,925	7,338
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,859
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	1,500	1,631
	San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,240	6,415
	San Diego County CA Water Authority Revenue	5.000%	5/1/36	8,500	10,275
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/31	7,000	8,441
	San Francisco CA Bay Area Rapid Transit District GO	3.000%	8/1/49	12,600	12,936
	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	1,550	1,859

228

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35		2,900	3,336
	San Francisco CA City & County COP	3.000%	4/1/30		2,500	2,666
	San Francisco CA City & County COP	3.000%	4/1/31		2,500	2,646
	San Francisco CA City & County COP	4.000%	4/1/33		5,040	5,654
	San Francisco CA City & County COP	4.000%	9/1/33		5,855	6,335
	San Francisco CA City & County COP	4.000%	4/1/45		11,755	13,045
	San Francisco CA City & County GO	4.000%	6/15/34		8,485	9,335
	San Francisco CA City & County GO	4.000%	6/15/35		8,825	9,686
	San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,485	1,569
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		1,030	1,247
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/32		1,000	1,202
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/33		3,145	4,025
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/43		5,500	6,113
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/44		6,000	6,822
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/46		16,120	18,908
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/48		4,600	5,582
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/50		15,900	19,615
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	11/1/33		1,500	1,759
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		2,675	3,215
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		3,000	3,796
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		2,815	3,376
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		2,960	3,545
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		7,000	8,788
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37		2,080	2,598
3	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	1.250%	12/6/19		8,660	8,660
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	1,100	1,185
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	1,205	1,298
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	5,000	5,386
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,000	5,484
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	4,000	4,387

229

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	950	1,042
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/29		8,000	8,878
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29		5,035	6,276
	San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		2,040	2,435
	San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/31		2,430	2,877
	San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/31		1,015	1,202
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32		1,125	1,245
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		4,000	4,753
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		1,305	1,557
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33		1,370	1,632
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		1,860	2,024
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		5,000	6,124
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36		4,010	4,733
	San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/39		8,000	8,985
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/43		10,000	10,859
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bay North)	6.750%	2/1/21	(Prere.)	1,000	1,067
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/28		975	1,194
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/30		1,200	1,456
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/37		850	1,002
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/43		3,500	3,954
	San Francisco CA City & County Unified School District GO	5.000%	6/15/32		8,365	8,538
5	San Jacinto CA Unified School District CP	5.000%	9/1/27	(4)	1,140	1,369
5	San Jacinto CA Unified School District CP	5.000%	9/1/40	(4)	1,075	1,289

230

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/37		7,000	8,511
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	6,000	5,486
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	6,375	5,661
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		5,000	5,715
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/44		10,010	11,329
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.250%	1/15/44		2,270	2,560
	San Jose CA Airport Revenue	5.000%	3/1/42		2,140	2,555
	San Jose CA Redevelopment Agency Tax Allocation Revenue	5.500%	8/1/20	(Prere.)	850	876
	San Jose CA Redevelopment Agency Tax Allocation Revenue	5.500%	8/1/20	(Prere.)	2,750	2,833
	San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/35		4,100	5,076
	San Jose CA Special Hotel Tax Revenue (Convention Center Expansion & Renovation Project)	6.500%	5/1/42		5,000	5,361
	San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/32		10,000	11,871
	San Juan CA Unified School District GO	0.000%	8/1/20	(4)	4,930	4,892
	San Juan CA Unified School District GO	0.000%	8/1/23	(4)	4,540	4,326
	San Luis Obispo County CA Community College District GO	5.000%	8/1/32		1,395	1,656
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/29	(4)	760	956
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/34	(4)	1,155	1,411
	San Marcos CA Unified School District GO	5.000%	8/1/21	(Prere.)	5,620	6,002
	San Marcos CA Unified School District GO	5.000%	8/1/21	(Prere.)	2,835	3,028
	San Marcos CA Unified School District GO	0.000%	8/1/32		2,600	1,928
	San Marcos CA Unified School District GO	4.000%	8/1/33		3,500	4,009
	San Marcos CA Unified School District GO	5.000%	8/1/35		5,000	6,186
	San Marcos CA Unified School District GO	5.000%	8/1/36		2,000	2,465
1	San Mateo CA Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/46		3,280	2,793
	San Mateo County CA Community College District GO	5.000%	9/1/39		1,000	1,285
	San Mateo County CA Community College District GO	5.000%	9/1/40		1,100	1,406
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/1/21	(14)	3,500	3,646
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		8,955	10,053
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/31		2,290	2,786

231

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/35		2,110	2,377
	San Mateo County CA Mid-Peninsula Water District COP	4.000%	12/1/46		2,000	2,191
	San Mateo Foster City CA Public Financing Authority Wastewater Revenue	5.000%	8/1/49		6,000	7,505
	San Mateo-Foster City CA School District GO	4.000%	8/1/45		5,000	5,427
	San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	(4)	1,780	2,030
	San Rafael CA Elementary School District GO	4.500%	8/1/42		2,645	3,085
	San Rafael CA Elementary School District GO	5.000%	8/1/43		2,550	3,069
	San Rafael CA Elementary School District GO	4.000%	8/1/47		1,350	1,494
	San Rafael CA High School District GO	3.000%	8/1/47		2,225	2,251
	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	(2)	2,000	1,381
	San Ramon Valley CA Unified School District GO	4.000%	8/1/34		3,445	3,855
	San Ysidro CA School District COP	5.000%	9/1/47	(15)	2,045	2,221
	Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/41		2,000	2,234
	Santa Ana CA Unified School District GO	0.000%	8/1/32	(14)	3,680	2,695
	Santa Barbara CA Secondary/High School District GO	0.000%	8/1/40		2,050	1,089
	Santa Barbara CA Unified School District GO	4.000%	8/1/31		985	1,154
	Santa Clara CA Electric Revenue	6.000%	7/1/31		3,000	3,230
	Santa Clara CA Financing Authority Revenue	4.000%	5/15/33		2,500	2,785
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/38		2,765	2,845
	Santa Clara CA Financing Authority Revenue	3.125%	5/1/47		4,165	4,219
	Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,000	4,095
	Santa Clara CA Unified School District GO	3.000%	7/1/31		1,395	1,491
	Santa Clara CA Unified School District GO	3.000%	7/1/31		4,460	4,767
	Santa Clara CA Unified School District GO	3.000%	7/1/32		1,490	1,585
	Santa Clara CA Unified School District GO	3.000%	7/1/34		1,705	1,796
	Santa Clara CA Unified School District GO	3.000%	7/1/37		2,955	3,049
	Santa Clara CA Unified School District GO	3.000%	7/1/38		3,225	3,315
	Santa Clara CA Unified School District GO	4.000%	7/1/41		5,000	5,564
3	Santa Clara County CA Financing Authority Revenue TOB VRDO	1.250%	12/6/19		6,340	6,340
	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/29		525	650
	Santa Clarita CA Community College District GO	3.000%	8/1/36		750	782
	Santa Clarita CA Community College District GO	3.000%	8/1/41		950	970
	Santa Clarita CA Community College District GO	4.000%	8/1/41		6,850	7,527
	Santa Clarita CA Community College District GO	3.000%	8/1/49		9,855	9,896
	Santa Monica CA Community College District GO	4.000%	8/1/31		3,000	3,316
	Santa Monica CA Community College District GO	4.000%	8/1/35		1,050	1,211

232

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Monica CA Community College District GO	4.000%	8/1/36		1,250	1,437
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/38		400	455
Santa Rosa CA High School District GO	5.000%	8/1/36	(4)	550	666
Santa Rosa CA High School District GO	5.000%	8/1/37	(4)	470	567
Santa Rosa CA High School District GO	5.000%	8/1/39	(4)	1,125	1,352
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28		4,845	5,347
Sierra CA Joint Community College District School Facilities District No. 4 GO	4.000%	8/1/53		3,350	3,724
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	2/1/39		3,090	3,512
Simi Valley CA Unified School District GO	0.000%	8/1/32	(4)	1,720	1,277
Simi Valley CA Unified School District GO	4.000%	8/1/35		1,245	1,428
Simi Valley CA Unified School District GO	5.000%	8/1/44		1,000	1,204
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/32		995	1,075
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/35		2,495	2,697
Solano County CA Community College District GO	5.000%	8/1/37		1,050	1,289
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/42	(4)	1,300	1,625
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/28		3,600	4,437
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/33		3,530	4,617
Southern California Public Power Authority Revenue (Transmission Project)	5.750%	7/1/21	(14)	220	221
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/41		8,000	9,378
Southwestern California Community College District GO	4.000%	8/1/34		375	431
Southwestern California Community College District GO	5.000%	8/1/44		7,045	8,110
Southwestern California Community College District GO	4.000%	8/1/47		7,940	8,825
State Center California Community College District GO	4.000%	8/1/42		2,315	2,588
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/29	(15)	1,000	1,163
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/31	(15)	1,525	1,920
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/36	(15)	2,000	2,478
Stockton CA Public Financing Authority Water Revenue	4.000%	10/1/37	(15)	1,000	1,117
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/23	(Prere.)	2,160	2,580
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	(4)	4,220	4,973
Stockton CA Unified School District GO	5.000%	8/1/38	(4)	2,500	2,841

233

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/31	(15)	1,225	1,415
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/32	(15)	1,250	1,440
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/33	(15)	1,280	1,473
Sweetwater CA Unified School District GO	5.000%	8/1/29	(15)	4,200	4,807
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39		2,545	3,045
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	(4)	3,115	3,731
Temecula Valley CA Unified School District GO	4.500%	8/1/35	(15)	3,000	3,320
Temecula Valley CA Unified School District GO	4.625%	8/1/37	(15)	3,785	4,177
Torrance CA Hospital Revenue (Torrance Memorial Medical Center)	5.000%	9/1/40		3,000	3,081
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34		1,540	1,658
Turlock CA Irrigation District Revenue	5.000%	1/1/31		2,000	2,085
Tustin CA Community Facilities District Special Tax Revenue	5.000%	9/1/37		1,000	1,163
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/31		3,000	3,444
Ukiah CA Unified School District GO	0.000%	8/1/32	(10)	6,445	4,673
Union CA Elementary School District GO	0.000%	9/1/20	(14)	2,300	2,280
Union CA Elementary School District GO	0.000%	9/1/21	(14)	2,000	1,958
University of California Regents CP	1.120%	2/19/20		8,500	8,500
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/35		1,760	2,104
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41		10,000	11,695
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44		7,525	8,191
University of California Regents Medical Center Pooled Revenue VRDO	0.630%	12/2/19		3,325	3,325
University of California Revenue	5.000%	5/15/21	(Prere.)	2,230	2,359
University of California Revenue	5.000%	5/15/21	(Prere.)	1,560	1,650
University of California Revenue	5.000%	5/15/23	(Prere.)	1,550	1,757
University of California Revenue	5.000%	5/15/23	(Prere.)	2,325	2,636
University of California Revenue	5.000%	5/15/29		2,085	2,564
University of California Revenue	5.000%	5/15/30		1,000	1,130
University of California Revenue	5.000%	5/15/31		2,130	2,600
University of California Revenue	5.000%	5/15/32		7,925	9,436
University of California Revenue	5.000%	5/15/32		1,000	1,218
University of California Revenue	5.000%	5/15/33		2,675	3,008
University of California Revenue	4.000%	5/15/34		5,000	5,540
University of California Revenue	4.000%	5/15/34		7,000	8,015
University of California Revenue	4.000%	5/15/34		7,000	7,645
University of California Revenue	5.000%	5/15/34		2,975	3,138
University of California Revenue	5.000%	5/15/34		4,820	6,105
University of California Revenue	4.000%	5/15/35		5,000	5,712
University of California Revenue	5.000%	5/15/35		2,080	2,193
University of California Revenue	5.000%	5/15/35		7,475	9,430
University of California Revenue	5.000%	5/15/36		5,250	6,476
University of California Revenue	5.000%	5/15/37		3,535	4,349
University of California Revenue	5.250%	5/15/37		3,500	4,067

234

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of California Revenue	5.000%	5/15/38		10,000	11,184
	University of California Revenue	5.000%	5/15/40		50	50
	University of California Revenue	5.000%	5/15/40		5,000	5,828
	University of California Revenue	5.000%	5/15/40		2,000	2,523
	University of California Revenue	5.000%	5/15/41		10,330	12,273
	University of California Revenue	4.000%	5/15/46		13,280	14,582
	University of California Revenue	5.000%	5/15/47		15,000	18,000
	University of California Revenue	5.000%	5/15/47		1,000	1,203
	University of California Revenue	5.000%	5/15/48		11,500	14,033
	University of California Revenue	5.000%	5/15/52		8,000	9,541
	University of California Revenue PUT	5.000%	5/15/23		6,500	7,382
3	University of California Revenue TOB VRDO	1.250%	12/6/19		10,235	10,235
3	University of California Revenue TOB VRDO	1.250%	12/6/19		12,100	12,100
	Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/42		5,000	5,290
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/47		5,000	5,737
	Val Verde CA Unified School District COP	5.000%	3/1/32	(4)	750	927
	Val Verde CA Unified School District COP	5.000%	3/1/33	(4)	1,000	1,231
	Val Verde CA Unified School District COP	5.000%	3/1/35	(4)	2,445	2,996
	Vallecitos CA Water District Water & Wastewater Enterprise Revenue	5.000%	7/1/33		1,110	1,321
	Vallecitos CA Water District Water & Wastewater Enterprise Revenue	5.000%	7/1/35		750	888
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(4)	1,970	2,326
	Vista CA Unified School District GO	0.000%	8/1/28	(14)	7,425	6,316
	Walnut CA Energy Center Authority Revenue	5.000%	1/1/34		3,100	3,586
	Walnut Valley CA Unified School District GO	0.000%	8/1/36		1,000	642
	Washington Township CA Health Care District GO	5.500%	8/1/40		5,000	5,892
	Washington Township CA Health Care District Revenue	5.000%	7/1/22		875	954
	Washington Township CA Health Care District Revenue	5.000%	7/1/31		500	612
	Washington Township CA Health Care District Revenue	5.000%	7/1/33		1,080	1,278
	Washington Township CA Health Care District Revenue	4.000%	7/1/35		2,170	2,352
	Washington Township CA Health Care District Revenue	5.000%	7/1/36		500	604
	Washington Township CA Health Care District Revenue	4.000%	7/1/48		750	799
	West Contra Costa CA Unified School District GO	5.250%	8/1/21	(Prere.)	7,000	7,504
	West Contra Costa CA Unified School District GO	0.000%	8/1/32	(14)	7,650	5,658
	West Contra Costa CA Unified School District GO	5.000%	8/1/40		3,000	3,498
	West Sacramento CA Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/40	(4)	2,050	2,386
	West Sacramento CA Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/45	(4)	2,715	3,141
	West Valley-Mission CA Community College District GO	4.000%	8/1/33		1,400	1,679

235

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Western Placer CA Unified School District COP	4.000%	8/1/41	(4)	2,150	2,364
	Western Placer CA Unified School District GO	5.000%	8/1/42	(15)	6,350	7,685
	Westminster CA Redevelopment Agency (Westminster Redevelopment Project No. 1)	5.000%	11/1/28	(15)	720	878
	Westminster CA Redevelopment Agency (Westminster Redevelopment Project No. 1)	5.000%	11/1/29	(15)	1,000	1,216
	Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		4,500	4,980
3	Yosemite CA Community College District GO TOB VRDO	1.100%	12/6/19		5,091	5,091
	Yucaipa Valley CA Water District Water System Revenue	5.000%	9/1/27		1,000	1,203
						4,998,693
Puerto Rico (0.2%)
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		1,005	880
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		2,332	1,855
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29		1,994	1,475
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		250	253
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40		3,890	3,943
	Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	7/1/58		705	739
						9,145
Guam (0.0%)
	Guam Power Authority Revenue	5.000%	10/1/24		1,000	1,129
Total Tax-Exempt Municipal Bonds (Cost $4,672,651)						5,008,967

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	228
Receivables for Investment Securities Sold	19,180
Receivables for Accrued Income	44,460
Receivables for Capital Shares Issued	2,752
Variation Margin Receivable—Futures Contracts	134
Other Assets	181
Total Other Assets	66,935
Liabilities
Payables for Investment Securities Purchased	(59,398)
Payables for Capital Shares Redeemed	(1,212)
Payables for Distributions	(3,577)
Payables to Vanguard	(1,632)
Total Liabilities	(65,819)
Net Assets (100%)	5,010,083

236

California Long-Term Tax-Exempt Fund

At November 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	4,678,079
Total Distributable Earnings (Loss)	332,004
Net Assets	5,010,083

Investor Shares—Net Assets
Applicable to 51,053,899 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	639,569
Net Asset Value Per Share—Investor Shares	$12.53

Admiral Shares—Net Assets
Applicable to 348,878,892 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,370,514
Net Asset Value Per Share—Admiral Shares	$12.53

•	See Note A in Notes to Financial Statements.
1	Step bond.
2	Securities with a value of $476,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $118,992,000, representing 2.4% of net assets.
4	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2019.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

237

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

238

California Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2020	548	118,141	(62)
5-Year U.S. Treasury Note	March 2020	186	22,128	(20)
				(82)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2020	(270)	(38,399)	96
30-Year U.S. Treasury Bond	March 2020	(15)	(2,385)	2
				98
				16

See accompanying Notes, which are an integral part of the Financial Statements.

239

California Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2019
($000)
Investment Income
Income
Interest	143,566
Total Income	143,566
Expenses
The Vanguard Group—Note B
Investment Advisory Services	627
Management and Administrative—Investor Shares	769
Management and Administrative—Admiral Shares	2,745
Marketing and Distribution—Investor Shares	73
Marketing and Distribution—Admiral Shares	196
Custodian Fees	17
Auditing Fees	34
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	15
Trustees’ Fees and Expenses	2
Total Expenses	4,489
Net Investment Income	139,077
Realized Net Gain (Loss)
Investment Securities Sold	12,401
Futures Contracts	(2,959)
Realized Net Gain (Loss)	9,442
Change in Unrealized Appreciation (Depreciation)
Investment Securities	253,585
Futures Contracts	(3)
Change in Unrealized Appreciation (Depreciation)	253,582
Net Increase (Decrease) in Net Assets Resulting from Operations	402,101

See accompanying Notes, which are an integral part of the Financial Statements.

240

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	139,077	134,511
Realized Net Gain (Loss)	9,442	(2,430)
Change in Unrealized Appreciation (Depreciation)	253,582	(103,120)
Net Increase (Decrease) in Net Assets Resulting from Operations	402,101	28,961
Distributions
Net Investment Income
Investor Shares	(16,620)	(16,260)
Admiral Shares	(122,361)	(118,407)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(138,981)	(134,667)
Capital Share Transactions
Investor Shares	128,665	6,720
Admiral Shares	632,697	179,406
Net Increase (Decrease) from Capital Share Transactions	761,362	186,126
Total Increase (Decrease)	1,024,482	80,420
Net Assets
Beginning of Period	3,985,601	3,905,181
End of Period	5,010,083	3,985,601

See accompanying Notes, which are an integral part of the Financial Statements.

241

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.79	$12.10	$11.66	$12.12	$12.07
Investment Operations
Net Investment Income	.371[1]	.394[1]	.396[1]	.410	.428
Net Realized and Unrealized Gain (Loss)
on Investments	.741	(.309)	.438	(.460)	.050
Total from Investment Operations	1.112	.085	.834	(.050)	.478
Distributions
Dividends from Net Investment Income	(.372)	(.395)	(.394)	(.410)	(.428)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.372)	(.395)	(.394)	(.410)	(.428)
Net Asset Value, End of Period	$12.53	$11.79	$12.10	$11.66	$12.12

Total Return[2]	9.54%	0.71%	7.22%	-0.55%	4.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$640	$479	$486	$455	$425
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.02%	3.31%	3.29%	3.31%	3.55%
Portfolio Turnover Rate	11%	15%	16%	18%	17%

1	Calculated based on average share outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

242

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.79	$12.10	$11.66	$12.12	$12.07
Investment Operations
Net Investment Income	.381[1]	.404[1]	.408[1]	.423	.438
Net Realized and Unrealized Gain (Loss)
on Investments	.741	(.310)	.438	(.460)	.050
Total from Investment Operations	1.122	.094	.846	(.037)	.488
Distributions
Dividends from Net Investment Income	(.382)	(.404)	(.406)	(.423)	(.438)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.382)	(.404)	(.406)	(.423)	(.438)
Net Asset Value, End of Period	$12.53	$11.79	$12.10	$11.66	$12.12

Total Return[2]	9.63%	0.80%	7.33%	-0.45%	4.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,371	$3,506	$3,419	$3,062	$2,909
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.10%	3.39%	3.39%	3.41%	3.63%
Portfolio Turnover Rate	11%	15%	16%	18%	17%

1	Calculated based on average share outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

243

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2019, the fund’s average investments in long and short futures contracts represented 6% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

244

California Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2019, the fund had contributed to Vanguard capital in the amount of $228,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

245

California Long-Term Tax-Exempt Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,008,967	—
Futures Contracts—Assets[1]	134	—	—
Total	134	5,008,967	—

1	Represents variation margin on the last day of the reporting period.

D.       Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for the expiration of capital loss carryforwards were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	(6,986)
Total Distributable Earnings (Loss)	6,986

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles; the realization of unrealized gains or losses on certain futures contracts; and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	4,977
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	—
Net Unrealized Gains (Losses)	331,979

*	The fund used capital loss carryforwards of $12,490,000 to offset taxable capital gains realized during the year ended November 30, 2019.

246

California Long-Term Tax-Exempt Fund

As of November 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,676,989
Gross Unrealized Appreciation	334,556
Gross Unrealized Depreciation	(2,577)
Net Unrealized Appreciation (Depreciation)	331,979

E.  During the year ended November 30, 2019, the fund purchased $1,092,888,000 of investment securities and sold $466,567,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2019, such purchases and sales were $472,130,000 and $373,107,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.  Capital share transactions for each class of shares were:

	Year Ended November 30,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	233,399	18,931	133,804	11,189
Issued in Lieu of Cash Distributions	14,359	1,167	14,104	1,183
Redeemed	(119,093)	(9,709)	(141,188)	(11,850)
Net Increase (Decrease)—Investor Shares	128,665	10,389	6,720	522
Admiral Shares
Issued	964,971	78,632	688,286	57,626
Issued in Lieu of Cash Distributions	80,398	6,532	76,586	6,424
Redeemed	(412,672)	(33,721)	(585,466)	(49,191)
Net Increase (Decrease)—Admiral Shares	632,697	51,443	179,406	14,859

G.  Management has determined that no events or transactions occurred subsequent to November 30, 2019, that would require recognition or disclosure in these financial statements.

247

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Vanguard California Tax-Free Funds and Shareholders of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund (constituting Vanguard California Tax-Free Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2019, the related statements of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2019 and each of the financial highlights for each of the five years in the period ended November 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 16, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

248

Special 2019 tax information (unaudited) for Vanguard California Tax-Exempt Funds

This information for the fiscal year ended November 30, 2019, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

249

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays Municipal California Intermediate Bond Index and the Bloomberg Barclays CA Municipal Bond Index (Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the California Tax-Exempt Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the California Tax-Exempt Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the California Tax-Exempt Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the California Tax-Exempt Funds or the owners of the California Tax-Exempt Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the California Tax-Exempt Funds. Investors acquire the California Tax-Exempt Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the California Tax-Exempt Funds. The California Tax-Exempt Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the California Tax-Exempt Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the California Tax-Exempt Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the California Tax-Exempt Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the California Tax-Exempt Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the California Tax-Exempt Funds.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the California Tax-Exempt Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the California Tax-Exempt Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE CALIFORNIA TAX-EXEMPT FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

250

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q750 012020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2019: $96,000
Fiscal Year Ended November 30, 2018: $99,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2019: $9,568,215
Fiscal Year Ended November 30, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2019: $3,012,031
Fiscal Year Ended November 30, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2019: $357,238
Fiscal Year Ended November 30, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2019: $0
Fiscal Year Ended November 30, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2019: $357,238
Fiscal Year Ended November 30, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2020

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*
/s/ JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: January 21, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.